UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08162

Master Investment Portfolio

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1. Schedules of Investments.

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Security	Shares	Value
COMMON STOCKS—100.65%

AEROSPACE & DEFENSE—1.76%
Lockheed Martin Corp.	234,352	$20,168,333
Northrop Grumman Corp.	71,811	4,888,175
Raytheon Co.	29,837	1,432,474

		26,488,982
AGRICULTURE—2.03%
Altria Group Inc.	68,483	5,242,374
Archer-Daniels-Midland Co.(1)	482,606	18,281,115
Reynolds American Inc.(1)	97,664	6,052,238
UST Inc.	15,505	850,139

		30,425,866
AIRLINES—0.01%
Continental Airlines Inc. Class B(2)	4,542	128,584

		128,584
APPAREL—0.02%
Jones Apparel Group Inc.	7,677	249,042

		249,042
AUTO MANUFACTURERS—0.02%
PACCAR Inc.(1)	6,563	374,222

		374,222
AUTO PARTS & EQUIPMENT—0.08%
Autoliv Inc.	22,511	1,240,581

		1,240,581
BANKS—5.95%
AmSouth Bancorp	21,468	623,431
Bank of America Corp.	853,904	45,743,637
Regions Financial Corp.	42,101	1,548,896
U.S. Bancorp(1)	440,578	14,636,001
UnionBanCal Corp.	4,090	249,081
Wachovia Corp.	476,773	26,603,933

		89,404,979
BEVERAGES—2.59%
Anheuser-Busch Companies Inc.	250,350	11,894,129
Coca-Cola Co. (The)	164,243	7,338,377
Coca-Cola Enterprises Inc.	132,396	2,757,809
Hansen Natural Corp.(2)	137,411	4,463,109
Pepsi Bottling Group Inc.	333,314	11,832,647
PepsiAmericas Inc.	29,218	623,512

		38,909,583

BIOTECHNOLOGY—0.52%
Amgen Inc.(2)	104,437	7,470,379
Genentech Inc.(2)	3,646	301,524

		7,771,903
BUILDING MATERIALS—0.71%
Eagle Materials Inc.	23,284	784,205
Florida Rock Industries Inc.(1)	14,009	542,288
Masco Corp.(1)	343,103	9,407,884

		10,734,377
CHEMICALS—1.64%
Ashland Inc.	2,508	159,960
Dow Chemical Co. (The)	526,739	20,532,286
Eastman Chemical Co.(1)	38,225	2,064,915
Huntsman Corp.(1)(2)	12,976	236,163
Rohm & Haas Co.	1,441	68,231
Sherwin-Williams Co. (The)	13,909	775,844
Westlake Chemical Corp.	22,984	735,718

		24,573,117
COMMERCIAL SERVICES—2.17%
Accenture Ltd.(1)	523,080	16,586,867
Apollo Group Inc. Class A(1)(2)	27,136	1,336,177
Avis Budget Group Inc.	49,721	909,397
Block (H & R) Inc.(1)	41,090	893,297
Career Education Corp.(1)(2)	48,695	1,095,638
Deluxe Corp.	3,692	63,133
Equifax Inc.	41,956	1,540,205
McKesson Corp.	7,400	390,128
Moody’s Corp.(1)	30,737	2,009,585
Robert Half International Inc.	230,718	7,837,490

		32,661,917
COMPUTERS—3.12%
Apple Computer Inc.(2)	89,085	6,862,218
Computer Sciences Corp.(1)(2)	175,160	8,603,859
Dell Inc.(2)	255,774	5,841,878
Hewlett-Packard Co.	470,009	17,244,630
International Business Machines Corp.	78,424	6,426,063
Western Digital Corp.(2)	102,149	1,848,897

		46,827,545
COSMETICS & PERSONAL CARE—0.66%
Colgate-Palmolive Co.	10,498	651,926
Procter & Gamble Co.(1)	148,589	9,209,546

		9,861,472
DISTRIBUTION & WHOLESALE—0.79%
CDW Corp.	86,153	5,313,917
Ingram Micro Inc. Class A(1)(2)	144,877	2,775,843
Tech Data Corp.(2)	21,237	775,788
WESCO International Inc.(1)(2)	52,097	3,023,189

		11,888,737

DIVERSIFIED FINANCIAL SERVICES—12.30%
CIT Group Inc.	352,778	17,155,594
Citigroup Inc.	868,064	43,116,739
Countrywide Financial Corp.(1)	525,944	18,429,078
Federal Home Loan Mortgage Corp.	63,141	4,188,143
Federal National Mortgage Association(1)	90,718	5,072,043
Goldman Sachs Group Inc. (The)(1)	151,624	25,650,232
IndyMac Bancorp Inc.(1)	50,751	2,088,911
JP Morgan Chase & Co.	781,033	36,677,310
Lehman Brothers Holdings Inc.	38,765	2,863,183
Merrill Lynch & Co. Inc.	37,559	2,937,865
Morgan Stanley	361,857	26,382,994
Student Loan Corp. (The)	824	158,356

		184,720,448
ELECTRIC—2.87%
Alliant Energy Corp.(1)	57,597	2,057,941
American Electric Power Co. Inc.(1)	26,726	972,025
Constellation Energy Group Inc.	75,594	4,475,165
Edison International	186,992	7,786,347
FirstEnergy Corp.(1)	150,053	8,381,961
Pepco Holdings Inc.	8,436	203,898
TXU Corp.	306,499	19,162,317

		43,039,654
ELECTRONICS—0.01%
Applera Corp. - Applied Biosystems Group	1,708	56,552
Arrow Electronics Inc.(2)	2,777	76,173

		132,725
ENGINEERING & CONSTRUCTION—0.12%
Granite Construction Inc.	33,510	1,787,759

		1,787,759
ENVIRONMENTAL CONTROL—0.23%
Republic Services Inc.(1)	21,920	881,403
Waste Management Inc.	68,391	2,508,582

		3,389,985
FOOD—0.30%
Campbell Soup Co.	17,897	653,241
Dean Foods Co.(2)	2,602	109,336
Hormel Foods Corp.	9,800	352,604
Kroger Co.	43,953	1,017,072
Smithfield Foods Inc.(1)(2)	54,550	1,473,941
SUPERVALU Inc.	26,026	771,671
Sysco Corp.	5,360	179,292

		4,557,157
FOREST PRODUCTS & PAPER—0.18%
Louisiana-Pacific Corp.	96,250	1,806,613
Plum Creek Timber Co. Inc.	27,936	950,941

		2,757,554

GAS—0.56%
Sempra Energy(1)	144,597	7,265,999
UGI Corp.(1)	46,263	1,131,130

		8,397,129
HEALTH CARE - PRODUCTS—4.35%
Alcon Inc.(1)	61,378	7,027,781
Becton, Dickinson & Co.(1)	261,074	18,450,100
Johnson & Johnson	613,768	39,858,094

		65,335,975
HEALTH CARE - SERVICES—1.68%
Coventry Health Care Inc.(2)	2,654	136,734
HCA Inc.	50,912	2,540,000
Health Management Associates Inc. Class A	28,863	603,237
Health Net Inc.(2)	39,418	1,715,471
Humana Inc.(1)(2)	156,668	10,354,188
Sierra Health Services Inc.(2)	41,914	1,586,026
UnitedHealth Group Inc.	131,587	6,474,080
Wellcare Health Plans Inc.(2)	30,944	1,752,359

		25,162,095
HOME BUILDERS—0.12%
NVR Inc.(1)(2)	3,362	1,798,670

		1,798,670
HOUSEHOLD PRODUCTS & WARES—1.20%
Blyth Inc.(1)	14,904	362,614
Clorox Co. (The)(1)	70,727	4,455,801
Kimberly-Clark Corp.(1)	201,197	13,150,236

		17,968,651
INSURANCE—4.20%
ACE Ltd.	220,524	12,069,279
Allstate Corp. (The)	2,102	131,858
American International Group Inc.	80,189	5,313,323
Aon Corp.	10,884	368,641
Axis Capital Holdings Ltd.(1)	126,586	4,391,268
Everest Re Group Ltd.	33,906	3,306,852
First American Corp.	35,300	1,494,602
Hartford Financial Services Group Inc. (The)	19,272	1,671,846
MetLife Inc.(1)	265,198	15,031,423
Nationwide Financial Services Inc.	6,841	329,052
Protective Life Corp.	14,936	683,322
Prudential Financial Inc.	676	51,545
Reinsurance Group of America Inc.(1)	29,300	1,521,549
St. Paul Travelers Companies Inc.	339,801	15,933,269
StanCorp Financial Group Inc.	16,204	723,185

		63,021,014
INTERNET—0.93%
Amazon.com Inc.(1)(2)	60,837	1,954,084
Check Point Software Technologies Ltd.(2)	62,630	1,193,102
Google Inc. Class A(2)	26,750	10,750,825

		13,898,011

IRON & STEEL—0.76%
Nucor Corp.(1)	222,456	11,009,347
Steel Dynamics Inc.(1)	9,010	454,555

		11,463,902
LEISURE TIME—1.32%
Brunswick Corp.(1)	51,857	1,617,420
Carnival Corp.	16,290	766,119
Harley-Davidson Inc.(1)	14,051	881,700
Polaris Industries Inc.(1)	1,855	76,333
Royal Caribbean Cruises Ltd.(1)	424,085	16,458,739

		19,800,311
LODGING—0.28%
Choice Hotels International Inc.	51,510	2,106,759
Wyndham Worldwide Corp.(2)	74,568	2,085,667

		4,192,426
MACHINERY—0.72%
Caterpillar Inc.	4,327	284,717
Cummins Inc.(1)	70,408	8,394,746
Graco Inc.(1)	54,901	2,144,433

		10,823,896
MANUFACTURING—2.97%
Eaton Corp.(1)	71,700	4,936,545
General Electric Co.	864,846	30,529,064
Illinois Tool Works Inc.	37,102	1,665,880
Ingersoll-Rand Co. Class A	130,613	4,960,682
Parker Hannifin Corp.(1)	32,536	2,529,023

		44,621,194
MEDIA—2.60%
CBS Corp. Class B	95,187	2,681,418
Comcast Corp. Class A(2)	379,744	13,993,566
Comcast Corp. Class A Special(2)	12,941	476,358
DIRECTV Group Inc. (The)(1)(2)	777,639	15,303,936
EchoStar Communications Corp.(1)(2)	81,454	2,666,804
Gannett Co. Inc.	23,642	1,343,575
Viacom Inc. Class B(2)	69,261	2,575,124

		39,040,781
MINING—0.65%
Freeport-McMoRan Copper & Gold Inc.	4,371	232,799
Phelps Dodge Corp.(1)	111,884	9,476,575

		9,709,374
OIL & GAS—8.90%
Anadarko Petroleum Corp.	188,680	8,269,844
Chevron Corp.	29,965	1,943,530
ConocoPhillips(1)	468,870	27,911,831
Devon Energy Corp.	5,406	341,389
ENSCO International Inc.	7,180	314,699
Exxon Mobil Corp.	517,493	34,723,780

Helmerich & Payne Inc.	16,257	374,399
Marathon Oil Corp.	155,637	11,968,485
Nabors Industries Ltd.(1)(2)	170,747	5,079,723
Occidental Petroleum Corp.	439,407	21,139,871
Patterson-UTI Energy Inc.(1)	193,164	4,589,577
Unit Corp.(2)	18,762	862,489
Valero Energy Corp.	315,045	16,215,366

		133,734,983
OIL & GAS SERVICES—0.64%
BJ Services Co.(1)	264,303	7,963,449
Halliburton Co.	8,657	246,292
Superior Energy Services Inc.(2)	16,053	421,552
Tidewater Inc.	23,701	1,047,347

		9,678,640
PACKAGING & CONTAINERS—0.02%
Pactiv Corp.(2)	4,482	127,378
Sonoco Products Co.	4,276	143,845

		271,223
PHARMACEUTICALS—6.62%
Abbott Laboratories	112,458	5,460,960
Barr Pharmaceuticals Inc.(1)(2)	104,227	5,413,550
Endo Pharmaceuticals Holdings Inc.(2)	20,630	671,507
Forest Laboratories Inc.(1)(2)	23,858	1,207,453
Gilead Sciences Inc.(1)(2)	299,156	20,552,017
King Pharmaceuticals Inc.(1)(2)	169,408	2,885,018
Kos Pharmaceuticals Inc.(1)(2)	2,460	121,573
Merck & Co. Inc.	326,444	13,678,004
Mylan Laboratories Inc.(1)	134,937	2,716,282
Pfizer Inc.	1,449,096	41,096,363
Watson Pharmaceuticals Inc.(1)(2)	2,285	59,798
Wyeth	109,198	5,551,626

		99,414,151
REAL ESTATE—0.07%
Realogy Corp.(2)	45,708	1,036,657

		1,036,657
REAL ESTATE INVESTMENT TRUSTS—0.52%
Apartment Investment & Management Co. Class A	1,261	68,611
CBL & Associates Properties Inc.(1)	5,247	219,902
Health Care Property Investors Inc.(1)	12,645	392,627
Hospitality Properties Trust	6,888	325,114
Host Hotels & Resorts Inc.(1)	149,954	3,438,445
HRPT Properties Trust	11,398	136,206
iStar Financial Inc.	4,272	178,142
Mack-Cali Realty Corp.(1)	26,711	1,383,630
New Plan Excel Realty Trust Inc.(1)	14,953	404,479
Simon Property Group Inc.(1)	14,813	1,342,354

		7,889,510
RETAIL—6.60%
American Eagle Outfitters Inc.(1)	290,934	12,751,637

AutoNation Inc.(1)(2)	408,635	8,540,472
Brinker International Inc.	14,991	600,989
CBRL Group Inc.	22,375	904,621
Claire’s Stores Inc.	27,598	804,758
Costco Wholesale Corp.	322,411	16,017,378
Darden Restaurants Inc.(1)	126,884	5,388,763
Gap Inc. (The)	17,878	338,788
Home Depot Inc.	606,158	21,985,351
Lowe’s Companies Inc.	78,878	2,213,317
Office Depot Inc.(1)(2)	70,723	2,807,703
OfficeMax Inc.	18,087	736,864
Sonic Corp.(2)	36,945	835,326
Staples Inc.	5,175	125,908
United Auto Group Inc.	16,989	397,543
Wal-Mart Stores Inc.	499,104	24,615,809

		99,065,227
SAVINGS & LOANS—1.07%
Washington Mutual Inc.(1)	370,423	16,102,288

		16,102,288
SEMICONDUCTORS—2.70%
Freescale Semiconductor Inc. Class B(2)	50,512	1,919,961
Lam Research Corp.(2)	95,678	4,337,084
National Semiconductor Corp.	251,512	5,918,077
NVIDIA Corp.(1)(2)	229,712	6,797,178
Texas Instruments Inc.(1)	651,109	21,649,374

		40,621,674
SOFTWARE—4.51%
Autodesk Inc.(2)	242,506	8,434,359
Fiserv Inc.(2)	66,658	3,138,925
Global Payments Inc.(1)	9,843	433,190
Intuit Inc.(1)(2)	268,148	8,604,869
Microsoft Corp.	1,688,572	46,148,673
Oracle Corp.(2)	57,466	1,019,447

		67,779,463
TELECOMMUNICATIONS—7.45%
ADTRAN Inc.(1)	13,211	314,950
AT&T Inc.(1)	322,973	10,516,001
CenturyTel Inc.	2,031	80,570
Cisco Systems Inc.(2)	1,457,774	33,528,802
Embarq Corp.	29,156	1,410,276
Leap Wireless International Inc.(2)	11,776	571,018
Motorola Inc.	958,903	23,972,575
QUALCOMM Inc.	320,611	11,654,210
Verizon Communications Inc.	802,566	29,799,276

		111,847,678
TRANSPORTATION—1.13%
Burlington Northern Santa Fe Corp.(1)	75,290	5,529,298
C.H. Robinson Worldwide Inc.(1)	10,582	471,746
Hunt (J.B.) Transport Services Inc.(1)	101,509	2,108,342
Norfolk Southern Corp.	38,484	1,695,220

Overseas Shipholding Group Inc.(1)	22,484	1,388,837
Ryder System Inc.(1)	112,156	5,796,222
Teekay Shipping Corp.	710	29,188

		17,018,853

TOTAL COMMON STOCKS
(Cost: $1,346,873,789)		1,511,619,965

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—10.02%

CERTIFICATES OF DEPOSIT(3)—0.41%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$866,178	866,178
Societe Generale
5.33%, 12/08/06	1,237,397	1,237,397
Washington Mutual Bank
5.36%, 11/13/06	3,093,493	3,093,493
Wells Fargo Bank N.A.
4.78%, 12/05/06	989,918	989,918

		6,186,986
COMMERCIAL PAPER(3)—1.30%
Amstel Funding Corp.
5.20%-5.27%, 11/21/06-02/13/07(4)	670,397	663,216
ASAP Funding Ltd.
5.29%, 11/02/06(4)	309,349	307,940
Atlantis One Funding
5.30%, 11/14/06(4)	1,697,808	1,687,060
Beta Finance Inc.
5.27%, 01/25/07(4)	247,479	243,317
Bryant Park Funding LLC
5.28%, 12/14/06(4)	390,646	386,464
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(4)	627,261	623,291
CC USA Inc.
5.03%, 10/24/06(4)	247,479	246,719
Charta LLC
5.27%-5.30%, 11/06/06-12/14/06(4)	1,423,007	1,414,649
Concord Minutemen Capital Co. LLC
5.27%-5.29%, 11/16/06-01/11/07(4)	742,438	736,518
Curzon Funding LLC
5.29%, 11/17/06(4)	1,237,397	1,229,033
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	912,853	903,587
Falcon Asset Securitization Corp.
5.30%, 11/06/06(4)	1,237,397	1,231,021
Five Finance Inc.
5.19%, 12/01/06(4)	556,829	552,012
Galleon Capital Corp.
5.27%, 12/18/06(4)	173,013	171,063
General Electric Capital Services Inc.
5.22%, 12/11/06	123,740	122,484
Giro Funding US Corp.
5.34%, 10/10/06(4)	618,699	617,965

Grampian Funding LLC
5.03%-5.30%, 10/17/06-11/16/06(4)	593,951	591,680
HBOS Treasury Services PLC
5.27%, 12/15/06	247,479	244,801
KKR Pacific Funding Trust
5.30%, 10/16/06-10/24/06(4)	2,474,795	2,468,237
Landale Funding LLC
5.31%, 11/15/06(4)	965,170	958,912
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	675,891	671,608
Mont Blanc Capital Corp.
5.29%, 11/15/06(4)	798,121	792,961
Nationwide Building Society
5.27%, 12/15/06	433,089	428,398
Nestle Capital Corp.
5.19%, 08/09/07	742,438	709,151
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(4)	659,285	648,725
Sydney Capital Corp.
5.27%, 12/08/06(4)	29,512	29,222
Tulip Funding Corp.
5.29%, 11/15/06(4)	652,628	648,409
White Pine Finance LLC
5.12%, 10/27/06(4)	233,868	233,037

		19,561,480
MEDIUM-TERM NOTES(3)—0.34%
Bank of America N.A.
5.28%, 04/20/07	309,349	309,349
Cullinan Finance Corp.
5.71%, 06/28/07(4)	928,048	928,048
K2 USA LLC
5.39%, 06/04/07(4)	928,048	928,048
Marshall & Ilsley Bank
5.18%, 12/15/06	1,237,397	1,238,261
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	1,447,755	1,447,755
US Bank N.A.
2.85%, 11/15/06	247,479	246,930

		5,098,391
MONEY MARKET FUNDS—0.37%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(5)(6)	5,582,249	5,582,249

		5,582,249
REPURCHASE AGREEMENTS(3)—2.05%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,475,915 (collateralized by non-U.S. Government debt securities, value $2,550,414, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$2,474,795	2,474,795

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $1,856,924 (collateralized by non-U.S. Government debt securities, value $2,042,816, 0.31% to 5.25%, 6/1/35 to 8/25/36).	1,856,096	1,856,096
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $1,856,937 (collateralized by non-U.S. Government debt securities, value $2,042,816, 0.31% to 5.25%, 6/1/35 to 8/25/36).	1,856,096	1,856,096
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $123,796 (collateralized by non-U.S. Government debt securities, value $127,521, 5.75%, 3/15/16).	123,740	123,740
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $4,332,851 (collateralized by non-U.S. Government debt securities, value $4,549,890, 5.87%, 6/25/36).	4,330,891	4,330,891
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $1,361,760 (collateralized by non-U.S. Government debt securities, value $1,512,716, 0.00% to 10.00%, 5/27/33 to 9/29/36).	1,361,137	1,361,137
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $742,780 (collateralized by non-U.S. Government debt securities, value $814,539, 0.00% to 10.00%, 5/27/33 to 9/29/36).	742,438	742,438
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $2,475,913 (collateralized by non-U.S. Government debt securities, value $2,559,937, 0.00% to 9.00%, 5/1/17 to 2/25/46).	2,474,795	2,474,795
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,856,936 (collateralized by non-U.S. Government debt securities, value $2,562,795, 0.00% to 8.33%, 10/27/06 to 3/25/37).	1,856,096	1,856,096
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $1,485,561 (collateralized by non-U.S. Government debt securities, value $1,559,962, 0.00% to 10.00%, 10/1/06 to 9/30/36).	1,484,877	1,484,877
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $309,490 (collateralized by non-U.S. Government debt securities, value $325,035, 6.50% to 7.63%, 2/1/07 to 6/1/16).	309,349	309,349
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,475,915 (collateralized by non-U.S. Government debt securities, value $2,599,994, 0.79% to 9.08%, 8/5/18 to 12/20/54).	2,474,795	2,474,795
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,475,915 (collateralized by non-U.S. Government debt securities, value $2,550,447, 4.85% to 8.60%, 5/1/09 to 12/1/25).	2,474,795	2,474,795
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,237,957 (collateralized by non-U.S. Government debt securities, value $1,352,115, 4.69% to 6.41%, 12/17/19 to 6/25/45).	1,237,397	1,237,397

Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $1,671,256 (collateralized by non-U.S. Government debt securities, value $1,758,793, 0.00% to 10.00%, 10/1/06 to 9/30/36).	1,670,486	1,670,486
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $899,340 (collateralized by non-U.S. Government debt securities, value $937,940, 0.00% to 10.00%, 10/1/06 to 9/30/36).(7)	866,178	866,178
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $3,218,694 (collateralized by non-U.S. Government debt securities, value $3,379,918, 0.06% to 7.95%, 8/15/13 to 7/15/45).	3,217,233	3,217,233

		30,811,194
TIME DEPOSITS(3)—0.02%
Societe Generale
5.25%, 10/02/06	222,373	222,373

		222,373
U.S. TREASURY OBLIGATIONS—0.03%
U.S. Treasury Bill
4.70%, 12/21/06(8)(9)	350,000	346,299

		346,299
VARIABLE & FLOATING RATE NOTES(3)—5.50%
Allstate Life Global Funding II
5.31%-5.39%, 05/04/07-10/26/07(4)	3,167,737	3,168,130
American Express Bank
5.29%, 02/28/07	1,237,397	1,237,394
American Express Centurion Bank
5.42%, 07/19/07	1,361,137	1,362,387
American Express Credit Corp.
5.43%, 07/05/07	371,219	371,405
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(4)	235,105	235,105
ASIF Global Financing
5.51%, 05/03/07(4)	123,740	123,780
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07(4)	804,308	804,308
Bank of Ireland
5.30%-5.31%, 08/14/07-08/20/07(4)	1,794,226	1,794,293
Beta Finance Inc.
5.30%-5.48%, 04/25/07-07/25/07(4)	3,155,363	3,155,507
BMW US Capital LLC
5.33%, 10/15/07(4)	1,237,397	1,237,397
BNP Paribas
5.36%, 05/18/07(4)	2,289,185	2,289,185
Carlyle Loan Investment Ltd.
5.38%, 04/13/07-07/15/07(4)	903,300	903,301
CC USA Inc.
5.48%, 07/30/07(4)	618,699	618,772
Commodore CDO Ltd.
5.47%, 06/12/07(4)	309,349	309,349
Credit Agricole SA
5.48%, 07/23/07	1,237,397	1,237,397

Credit Suisse First Boston NY
5.51%, 04/24/07	618,699	618,722
Cullinan Finance Corp.
5.36%, 04/25/07(4)	309,349	309,349
DEPFA Bank PLC
5.43%, 09/14/07	1,237,397	1,237,397
Dorada Finance Inc.
5.47%, 06/27/07-07/17/07(4)	1,423,007	1,423,087
Eli Lilly Services Inc.
5.32%, 10/01/07(4)	1,237,397	1,237,397
Fifth Third Bancorp
5.31%, 09/21/07(4)	2,474,795	2,474,795
Five Finance Inc.
5.32%-5.44%, 12/01/06-07/13/07(4)	1,237,397	1,237,311
General Electric Capital Corp.
5.29%-5.46%, 07/09/07-10/24/07	1,299,267	1,299,541
Granite Master Issuer PLC
5.30%, 08/20/07(4)	4,330,891	4,330,891
Harrier Finance Funding LLC
5.34%-5.41%, 07/25/07-08/15/07(4)	989,918	990,051
Hartford Life Global Funding Trusts
5.35%-5.55%, 07/13/07-10/15/07	1,856,096	1,856,357
HBOS Treasury Services PLC
5.46%, 07/24/07(4)	1,237,397	1,237,397
Holmes Financing PLC
5.30%, 07/16/07(4)	2,165,445	2,165,445
JP Morgan Chase & Co.
5.30%, 08/02/07	928,048	928,048
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(4)	928,048	928,011
Kestrel Funding LLC
5.31%, 07/11/07(4)	494,959	494,918
Kommunalkredit Austria AG
5.33%, 09/09/07(4)	742,438	742,438
Leafs LLC
5.33%, 01/22/07-02/20/07(4)	1,290,479	1,290,478
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	1,546,747	1,546,483
Links Finance LLC
5.29%-5.42%, 05/10/07-05/16/07(4)	1,361,137	1,361,053
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07(4)	545,232	545,232
Marshall & Ilsley Bank
5.31%, 10/15/07	680,569	680,569
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	1,856,096	1,856,096
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	123,740	123,740
Monumental Global Funding II
5.38%, 12/27/06(4)	247,479	247,498
Mound Financing PLC
5.30%, 05/08/07(4)	1,163,154	1,163,154
Natexis Banques Populaires
5.31%-5.38%, 02/05/07-10/15/07(4)	3,712,192	3,712,139
National City Bank of Indiana
5.37%, 05/21/07	618,699	618,732

Nationwide Building Society
5.36%-5.62%, 07/20/07-10/05/07(4)	4,083,411	4,084,273
Newcastle Ltd.
5.35%, 04/24/07(4)	436,183	436,110
Northern Rock PLC
5.37%, 08/03/07(4)	1,484,877	1,484,909
Northlake CDO I
5.46%, 09/06/07(4)	371,219	371,219
Principal Life Global Funding I
5.83%, 02/08/07	556,829	557,748
Sedna Finance Inc.
5.36%-5.37%, 05/25/07-08/21/07(4)	1,794,226	1,794,190
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07(4)	1,237,397	1,237,397
Strips III LLC
5.38%, 07/24/07(4)	292,407	292,407
SunTrust Bank
5.30%, 05/01/07	1,237,397	1,237,441
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	3,019,250	3,019,010
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(4)	1,732,356	1,732,356
Wachovia Asset Securitization Inc.
5.32%, 10/25/06(4)	1,723,268	1,723,267
Wachovia Bank N.A.
5.43%, 05/22/07	2,474,795	2,474,795
Wal-Mart Stores Inc.
5.50%, 07/16/07(4)	928,048	928,540
Wells Fargo & Co.
5.34%, 09/14/07(4)	618,699	618,734
WhistleJacket Capital Ltd.
5.29%-5.35%, 04/18/07-06/13/07(4)	928,048	928,044
White Pine Finance LLC
5.29%-5.35%, 05/22/07-08/20/07(4)	3,712,192	3,711,503
Wind Master Trust
5.32%, 07/25/07(4)	494,959	494,959

		82,630,941

TOTAL SHORT-TERM INVESTMENTS
(Cost: $150,439,793)		150,439,913

TOTAL INVESTMENTS IN SECURITIES — 110.67%
(Cost: $1,497,313,582)		1,662,059,878
Other Assets, Less Liabilities — (10.67)%		(160,211,482)

NET ASSETS — 100.00%		$1,501,848,396

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.
(8)	The rate quoted is the yield to maturity.
(9)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of September 30, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (12/15/06)	81	$5,448,870	$108,127

			$108,127

See accompanying notes to the schedules of investments.

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Security	Principal	Value
CORPORATE BONDS & NOTES—21.44%

AEROSPACE & DEFENSE—0.42%
Boeing Co. (The)
6.13%, 02/15/33(1)	$100,000	$107,905
Lockheed Martin Corp.
6.15%, 09/01/36(2)	100,000	104,790
Northrop Grumman Corp.
7.75%, 03/01/16	200,000	233,031
Raytheon Co.
7.20%, 08/15/27(1)	150,000	174,480
United Technologies Corp.
5.40%, 05/01/35	150,000	145,533
6.10%, 05/15/12	100,000	104,494

		870,233
AGRICULTURE—0.05%
Altria Group Inc.
7.00%, 11/04/13	100,000	109,032

		109,032
AIRLINES—0.10%
Continental Airlines Inc.
6.65%, 09/15/17	194,401	197,803

		197,803
AUTO MANUFACTURERS—0.26%
DaimlerChrysler N.A. Holding Corp.
7.20%, 09/01/09	350,000	364,683
8.50%, 01/18/31	150,000	178,261

		542,944
BANKS—2.82%
Abbey National PLC
7.95%, 10/26/29	100,000	125,858
Banco Santander Central Hispano Issuances
7.63%, 09/14/10	150,000	162,744
Bank of America Corp.
6.25%, 04/01/08	250,000	253,610
Bank One Corp.
3.70%, 01/15/08	150,000	147,102
5.90%, 11/15/11	250,000	256,360
FleetBoston Financial Corp.
6.88%, 01/15/28	100,000	112,861
HSBC Holdings PLC
5.25%, 12/12/12	600,000	597,946
Key Bank N.A.
5.80%, 07/01/14	250,000	254,858
KFW International Finance Inc.
3.25%, 03/30/09	500,000	480,546

Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36	250,000	55,097
Landwirtschaftliche Rentenbank
3.25%, 06/16/08	100,000	97,155
3.88%, 03/15/10	500,000	483,606
Mellon Funding Corp.
6.38%, 02/15/10	150,000	155,786
National City Bank (Ohio)
4.25%, 01/29/10	500,000	485,166
NationsBank Corp.
7.75%, 08/15/15	250,000	289,280
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	243,573
Sanwa Bank Ltd.
7.40%, 06/15/11	200,000	216,059
Swiss Bank Corp.
7.00%, 10/15/15	150,000	167,322
US Bank N.A.
6.38%, 08/01/11	250,000	262,385
Wachovia Corp.
5.25%, 08/01/14	450,000	445,038
Wells Fargo & Co.
5.38%, 02/07/35	250,000	237,374
Wells Fargo Bank N.A.
7.55%, 06/21/10	250,000	270,169

		5,799,895
BEVERAGES—0.33%
Anheuser-Busch Companies Inc.
5.05%, 10/15/16	200,000	195,689
Bottling Group LLC
4.63%, 11/15/12	100,000	97,047
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	100,000	127,812
Diageo Capital PLC
7.25%, 11/01/09	250,000	264,390

		684,938
BUILDING MATERIALS—0.10%
Masco Corp.
5.88%, 07/15/12	200,000	199,320

		199,320
CHEMICALS—0.10%
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	103,396
Du Pont (E.I.) de Nemours and Co.
6.88%, 10/15/09	100,000	104,999

		208,395
COMPUTERS—0.12%
International Business Machines Corp.
4.75%, 11/29/12	250,000	244,445

		244,445

COSMETICS & PERSONAL CARE—0.13%
Procter & Gamble Co.
6.88%, 09/15/09	250,000	262,181

		262,181
DIVERSIFIED FINANCIAL SERVICES—5.26%
American Express Co.
3.75%, 11/20/07	100,000	98,375
American General Finance Corp.
5.38%, 10/01/12	100,000	99,668
AXA Financial Inc.
7.75%, 08/01/10	150,000	162,644
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	200,000	202,867
Capital One Financial Corp.
5.50%, 06/01/15	250,000	245,147
CIT Group Inc.
5.00%, 02/13/14	250,000	241,676
7.75%, 04/02/12	150,000	166,081
Citigroup Inc.
3.50%, 02/01/08	500,000	489,312
5.00%, 09/15/14	177,000	172,447
5.63%, 08/27/12	100,000	101,820
6.00%, 02/21/12	150,000	155,730
6.13%, 08/25/36	250,000	257,124
6.63%, 06/15/32	100,000	109,378
Credit Suisse First Boston USA Inc.
4.70%, 06/01/09	250,000	247,306
5.50%, 08/15/13	100,000	100,888
6.50%, 01/15/12	150,000	158,028
General Electric Capital Corp.
6.50%, 12/10/07	800,000	811,071
6.75%, 03/15/32	250,000	285,760
General Electric Capital Corp. Series A
4.75%, 09/15/14	250,000	241,725
General Motors Acceptance Corp.
5.71%, 10/15/38	1,000,000	1,023,174
Goldman Sachs Group Inc.
4.13%, 01/15/08	200,000	197,453
5.25%, 10/15/13	250,000	246,709
6.13%, 02/15/33	200,000	199,235
6.60%, 01/15/12	325,000	342,937
Household Finance Corp.
6.50%, 11/15/08	375,000	384,413
8.00%, 07/15/10	250,000	273,118
John Deere Capital Corp.
7.00%, 03/15/12	150,000	161,901
JP Morgan & Co. Inc.
6.00%, 01/15/09	350,000	355,160
JP Morgan Chase & Co.
6.75%, 02/01/11	250,000	264,383
JP Morgan Chase Capital XVIII
6.95%, 08/17/36	250,000	265,545
Lehman Brothers Holdings Inc.
4.00%, 01/22/08	150,000	147,609
4.80%, 03/13/14	150,000	143,891

MBNA America Bank N.A.
5.38%, 01/15/08	150,000	150,005
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	350,000	342,365
5.45%, 07/15/14	450,000	450,654
Morgan Stanley
4.75%, 04/01/14	450,000	427,941
8.00%, 06/15/10	250,000	269,785
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	200,000	218,619
Residential Capital Corp.
6.50%, 04/17/13	250,000	253,886
SLM Corp.
5.13%, 08/27/12	350,000	344,982

		10,810,812
ELECTRIC—1.46%
AEP Texas Central Co.
6.65%, 02/15/33	100,000	105,851
Alabama Power Co. Series Q
5.50%, 10/15/17	100,000	100,548
Arizona Public Service Co.
6.50%, 03/01/12	100,000	103,208
Cincinnati Gas & Electric Co.
5.70%, 09/15/12	100,000	100,752
Constellation Energy Group Inc.
7.60%, 04/01/32	100,000	117,732
Consumers Energy Co.
5.00%, 02/15/12	150,000	146,553
Dominion Resources Inc.
8.13%, 06/15/10	150,000	163,259
DTE Energy Co.
7.05%, 06/01/11	150,000	158,801
FirstEnergy Corp.
6.45%, 11/15/11	200,000	208,635
Florida Power & Light Co.
5.63%, 04/01/34	100,000	98,745
MidAmerican Energy Holdings
5.00%, 02/15/14	100,000	96,688
6.13%, 04/01/36(2)	150,000	151,620
NiSource Finance Corp.
7.88%, 11/15/10	100,000	107,872
Northern States Power Co.
8.00%, 08/28/12	100,000	113,372
Oncor Electric Delivery Co.
6.38%, 05/01/12	150,000	154,777
Ontario Hydro Canada
7.45%, 03/31/13	150,000	169,858
Pacific Gas & Electric Co.
6.05%, 03/01/34	100,000	100,581
PECO Energy Co.
3.50%, 05/01/08	100,000	97,313
Pepco Holdings Inc.
6.45%, 08/15/12	100,000	103,489

Progress Energy Inc.
7.75%, 03/01/31	100,000	121,150
Public Service Electric & Gas Co.
5.13%, 09/01/12	100,000	98,873
Southern California Edison Co.
5.00%, 01/15/16	200,000	193,171
Virginia Electric and Power Co.
4.75%, 03/01/13	200,000	191,637

		3,004,485
ELECTRICAL COMPONENTS & EQUIPMENT—0.09%
Emerson Electric Co.
4.50%, 05/01/13	200,000	192,198

		192,198
ENVIRONMENTAL CONTROL—0.05%
USA Waste Services Inc.
7.00%, 07/15/28	100,000	109,477

		109,477
FOOD—0.80%
Archer-Daniels-Midland Co.
8.38%, 04/15/17	150,000	183,043
ConAgra Foods Inc.
7.00%, 10/01/28	200,000	216,040
Fred Meyer Inc.
7.45%, 03/01/08	250,000	256,641
Kellogg Co.
6.60%, 04/01/11	250,000	263,042
Kraft Foods Inc.
5.63%, 11/01/11	150,000	151,552
Safeway Inc.
7.50%, 09/15/09	285,000	300,695
Unilever Capital Corp.
7.13%, 11/01/10	250,000	267,068

		1,638,081
FOREST PRODUCTS & PAPER—0.36%
International Paper Co.
6.75%, 09/01/11	200,000	212,377
MeadWestvaco Corp.
6.85%, 04/01/12	100,000	104,449
Weyerhaeuser Co.
6.75%, 03/15/12	400,000	418,053

		734,879
GAS—0.08%
KeySpan Corp.
7.63%, 11/15/10	150,000	161,872

		161,872
HEALTH CARE - PRODUCTS—0.09%
Johnson & Johnson
4.95%, 05/15/33	200,000	188,975

		188,975

HEALTH CARE - SERVICES—0.10%
Anthem Inc.
6.80%, 08/01/12	100,000	106,743
UnitedHealth Group Inc.
3.75%, 02/10/09	100,000	96,899

		203,642
INSURANCE—0.79%
Allstate Corp.
7.20%, 12/01/09	250,000	264,961
American International Group Inc.
4.25%, 05/15/13	400,000	375,606
Berkshire Hathaway Finance Corp.
5.10%, 07/15/14	100,000	98,871
Hartford Life Inc.
7.38%, 03/01/31	100,000	120,124
ING Capital Funding Trust III
8.44%, 10/31/49	100,000	110,969
MetLife Inc.
5.38%, 12/15/12	200,000	201,119
Progressive Corp. (The)
6.63%, 03/01/29	100,000	109,303
Prudential Financial Inc.
5.10%, 09/20/14	250,000	244,104
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	101,863

		1,626,920
MACHINERY—0.13%
Caterpillar Inc.
7.25%, 09/15/09	250,000	264,689

		264,689
MANUFACTURING—0.15%
General Electric Co.
5.00%, 02/01/13	100,000	98,870
Tyco International Group SA
6.38%, 10/15/11	200,000	209,658

		308,528
MEDIA—1.09%
AOL Time Warner Inc.
6.88%, 05/01/12	350,000	370,087
Clear Channel Communications Inc.
4.25%, 05/15/09	150,000	144,965
Comcast Corp.
6.45%, 03/15/37	150,000	150,072
Cox Communications Inc. Class A
5.50%, 10/01/15	100,000	96,362
News America Holdings
8.00%, 10/17/16	100,000	115,321
News America Inc.
6.20%, 12/15/34	100,000	95,513

TCI Communications Inc.
8.75%, 08/01/15	350,000	414,451
Time Warner Entertainment Co.
8.38%, 03/15/23	200,000	230,975
Viacom Inc.
5.63%, 08/15/12	200,000	197,775
6.88%, 04/30/36(2)	250,000	247,147
Walt Disney Co. (The)
7.00%, 03/01/32	150,000	173,322

		2,235,990
MINING—0.25%
Alcan Inc.
4.88%, 09/15/12	150,000	145,955
Alcoa Inc.
7.38%, 08/01/10	250,000	268,408
BHP Finance (USA) Ltd.
4.80%, 04/15/13	100,000	97,148

		511,511
MULTI-NATIONAL—0.94%
European Investment Bank
4.88%, 02/16/16	500,000	494,863
Inter-American Development Bank
7.38%, 01/15/10(1)	750,000	806,810
International Bank for Reconstruction & Development
4.13%, 08/12/09	650,000	638,834

		1,940,507
OIL & GAS—1.28%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	114,202
Amerada Hess Corp.
7.30%, 08/15/31	100,000	112,603
Apache Finance Canada
7.75%, 12/15/29	100,000	122,912
Burlington Resources Finance Co.
7.20%, 08/15/31	100,000	118,600
Conoco Funding Co.
6.35%, 10/15/11	300,000	315,511
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	266,050
Enterprise Products Operating LP
5.60%, 10/15/14	200,000	195,702
Marathon Oil Corp.
6.13%, 03/15/12	150,000	155,419
Norsk Hydro ASA
6.36%, 01/15/09	140,000	143,503
Pemex Project Funding Master Trust
6.63%, 06/15/35	250,000	245,625
7.38%, 12/15/14	150,000	162,150
Phillips 66 Capital Trust II
8.00%, 01/15/37	250,000	261,112
Texaco Capital Inc.
5.50%, 01/15/09	150,000	151,817

Valero Energy Corp.
6.88%, 04/15/12	250,000	266,152

		2,631,358
PHARMACEUTICALS—0.33%
Bristol-Myers Squibb Co.
5.75%, 10/01/11	150,000	152,795
Merck & Co. Inc.
5.95%, 12/01/28	100,000	101,658
Pharmacia Corp.
6.50%, 12/01/18	150,000	165,402
Schering-Plough Corp.
6.75%, 12/01/33	100,000	110,180
Wyeth
5.50%, 03/15/13	150,000	150,691

		680,726
PIPELINES—0.22%
Duke Capital LLC
5.67%, 08/15/14	200,000	198,057
Duke Energy Field Services Corp.
7.88%, 08/16/10	150,000	162,356
KN Energy Inc.
7.25%, 03/01/28	100,000	97,180

		457,593
REAL ESTATE—0.08%
EOP Operating LP
7.00%, 07/15/11	150,000	158,784

		158,784
REAL ESTATE INVESTMENT TRUSTS—0.20%
Boston Properties Inc.
6.25%, 01/15/13	200,000	207,603
Simon Property Group LP
5.63%, 08/15/14	200,000	200,806

		408,409
RETAIL—0.42%
Home Depot Inc.
5.40%, 03/01/16	250,000	248,350
May Department Stores Co. (The)
6.65%, 07/15/24	125,000	125,113
Target Corp.
7.00%, 07/15/31	150,000	175,297
Wal-Mart Stores Inc.
7.55%, 02/15/30	250,000	307,085

		855,845
SAVINGS & LOANS—0.12%
Washington Mutual Bank
5.65%, 08/15/14	250,000	250,491

		250,491

TELECOMMUNICATIONS—2.38%
AT&T Wireless Services Inc.
7.88%, 03/01/11	500,000	547,547
BellSouth Corp.
5.20%, 09/15/14	250,000	240,963
6.88%, 10/15/31	150,000	156,220
British Telecom PLC
8.88%, 12/15/30	100,000	133,407
Cisco Systems Inc.
5.50%, 02/22/16	250,000	251,988
Deutsche Telekom International Finance AG
8.25%, 06/15/30	250,000	305,423
Embarq Corp.
7.08%, 06/01/16	500,000	510,050
France Telecom SA
7.75%, 03/01/11	150,000	164,336
GTE Corp.
7.51%, 04/01/09	150,000	157,403
Koninklijke KPN NV
8.00%, 10/01/10	150,000	162,057
Motorola Inc.
7.63%, 11/15/10	16,000	17,389
SBC Communications Inc.
5.10%, 09/15/14	300,000	289,859
6.25%, 03/15/11	250,000	258,104
Sprint Capital Corp.
6.88%, 11/15/28	150,000	152,019
8.38%, 03/15/12	150,000	168,117
Telecom Italia Capital SA
5.25%, 11/15/13	150,000	142,032
6.00%, 09/30/34	150,000	134,109
Telefonica Europe BV
8.25%, 09/15/30	150,000	178,628
Verizon Global Funding Corp.
4.38%, 06/01/13	250,000	234,439
Verizon New York Inc.
7.38%, 04/01/32	150,000	156,350
Verizon Pennsylvania Inc.
5.65%, 11/15/11	150,000	150,194
Vodafone Group PLC
7.75%, 02/15/10	200,000	214,459
7.88%, 02/15/30	150,000	175,885

		4,900,978
TRANSPORTATION—0.34%
Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	267,329
Norfolk Southern Corp.
7.70%, 05/15/17	150,000	175,248
Union Pacific Corp.
6.79%, 11/09/07	250,000	253,118

		695,695

TOTAL CORPORATE BONDS & NOTES
(Cost: $43,471,826)		44,091,631

Security	Principal	Value
ASSET-BACKED SECURITIES—1.47%
Capital One Multi-Asset Execution Trust Series 2003-A4 Class A4
3.65%, 07/15/11	1,000,000	974,287
Citibank Credit Card Issuance Trust Series 2006-A4 Class A4
5.45%, 05/10/13	1,000,000	1,015,297
Connecticut RRB Special Purpose Trust CL&P Series 2001-1 Class A5
6.21%, 12/30/11	1,000,000	1,034,708

TOTAL ASSET-BACKED SECURITIES
(Cost: $3,002,266)		3,024,292

Security	Principal	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—3.87%

MORTGAGE-BACKED SECURITIES—3.87%
Citigroup Commercial Mortgage Trust Series 2005-C3 Class A4
4.86%, 05/15/43	1,000,000	967,196
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2
7.29%, 09/15/41	780,265	814,380
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK1 Class A3
6.38%, 12/16/35	1,000,000	1,040,776
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A2
5.42%, 05/15/36	1,000,000	1,005,529
JP Morgan Chase Commercial Mortgage Finance Corp. Series 2000-C10 Class A2
7.37%, 08/15/32	759,106	803,708
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C3 Class A5
4.88%, 01/15/42	500,000	483,591
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11 Class A2
5.02%, 08/12/37	210,000	209,118
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.37%, 03/15/36	500,000	471,836
Morgan Stanley Capital I Series 2004-HQ3 Class A2
4.05%, 01/13/41	1,180,000	1,143,190
Morgan Stanley Capital I Series 2006-HQ8 Class A4
5.56%, 03/12/44	1,000,000	1,009,929

		7,949,253

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $8,242,931)		7,949,253

Security	Principal	Value
MUNICIPAL DEBT OBLIGATIONS—0.18%

ILLINOIS—0.09%
Illinois State, Pension Funding
5.10%, 06/01/33	200,000	191,646

		191,646

NEW JERSEY—0.09%
New Jersey State Turnpike Authority
4.25%, 01/01/16	190,000	179,193

		179,193

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $366,026)		370,839

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES (3)—1.45%
British Columbia (Province of)
6.50%, 01/15/26	100,000	114,557
Finland (Republic of)
6.95%, 02/15/26	100,000	120,008
Hydro-Quebec
6.30%, 05/11/11	150,000	157,048
Israel (State of)
4.63%, 06/15/13	100,000	95,022
Italy (Republic of)
6.00%, 02/22/11	450,000	467,775
6.88%, 09/27/23	200,000	233,354
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	154,662
Ontario (Province of)
5.50%, 10/01/08	200,000	201,921
Quebec (Province of)
5.75%, 02/15/09	150,000	152,506
6.13%, 01/22/11	150,000	155,921
7.50%, 09/15/29	150,000	192,420
United Mexican States
6.38%, 01/16/13	600,000	630,900
8.13%, 12/30/19	250,000	300,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $2,959,642)		2,976,094

Security	Principal	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—70.30%

MORTGAGE-BACKED SECURITIES—34.23%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/19	3,185,738	3,011,391
4.50%, 04/01/18	1,246,636	1,204,455
4.50%, 11/01/18	952,591	920,359
4.50%, 01/01/19	173,437	167,568
4.50%, 02/01/19	2,436,792	2,354,340
4.50%, 09/01/20	999,507	963,222
5.00%, 10/01/18	1,447,525	1,426,213
5.00%, 10/01/19	1,473,248	1,449,235
5.00%, 02/01/34	752,727	726,382
5.00%, 08/01/35	2,803,296	2,697,586
5.00%, 09/01/35	926,393	891,459
5.50%, 12/01/18	2,339,316	2,343,148

5.50%, 04/01/33	1,928,084	1,906,909
5.50%, 03/01/34	4,096,107	4,047,511
6.00%, 08/01/34	4,262,907	4,291,704
6.00%, 10/01/36(4)	1,000,000	1,005,000
6.50%, 06/01/31	296,453	303,194
8.00%, 12/01/24	879,370	925,501
Federal National Mortgage Association
5.00%, 01/01/19	3,744,108	3,689,305
5.00%, 06/01/33	916,098	883,567
5.00%, 11/01/33	6,305,287	6,080,110
5.00%, 06/01/34	874,146	841,697
5.00%, 02/01/35	1,631,123	1,570,575
5.50%, 07/01/33	4,588,888	4,533,787
5.50%, 12/01/33	938,518	927,236
5.50%, 03/01/34	91,778	90,594
5.50%, 06/01/34	358,903	354,272
5.50%, 08/01/34	391,997	387,023
5.50%, 09/01/34	504,010	497,507
5.50%, 10/01/34	307,766	303,795
5.50%, 11/01/34	2,276,471	2,247,099
5.50%, 12/01/34	949,010	936,765
5.50%, 01/01/35	761,156	751,335
5.50%, 10/01/35	1,798,479	1,772,741
6.00%, 07/01/34	1,390,886	1,399,435
6.00%, 09/01/34	1,800,922	1,811,990
6.50%, 01/01/29	3,840,066	3,951,204
7.00%, 02/01/32	227,968	234,632
Government National Mortgage Association
5.50%, 12/15/32	886,934	881,909
5.50%, 05/15/34	983,965	978,205
5.50%, 09/15/34	1,423,814	1,415,480
6.00%, 03/15/35	895,960	908,115
6.50%, 09/15/36	1,000,000	1,025,700
7.50%, 12/15/23	1,229,773	1,280,221

		70,389,476
U.S. GOVERNMENT AGENCY OBLIGATIONS—10.99%
Federal Home Loan Bank
3.75%, 08/18/09(1)	2,000,000	1,937,076
Federal Home Loan Mortgage Corp.
4.50%, 04/02/14	500,000	480,265
4.88%, 08/16/10	1,500,000	1,498,230
4.88%, 11/15/13	750,000	746,117
6.25%, 07/15/32(1)	320,000	370,700
Federal National Mortgage Association
4.38%, 09/15/12	1,000,000	971,719
4.63%, 10/15/13	1,000,000	980,287
5.25%, 01/15/09(1)	1,500,000	1,509,488
5.38%, 11/15/11(1)	1,000,000	1,021,441
5.38%, 07/15/16	500,000	514,654
5.50%, 01/15/08	5,500,000	5,529,425
6.00%, 05/15/08(1)	3,000,000	3,046,149
6.25%, 02/01/11	1,000,000	1,045,540
7.25%, 01/15/10(1)	1,000,000	1,070,299
Financing Corp.
8.60%, 09/26/19	650,000	861,904

Tennessee Valley Authority
6.25%, 12/15/17	400,000	441,608
7.13%, 05/01/30	450,000	569,345

		22,594,247
U.S. GOVERNMENT SECURITIES—25.08%
U.S. Treasury Bonds
4.50%, 02/15/36	1,500,000	1,437,305
5.38%, 02/15/31(1)	870,000	939,668
6.25%, 08/15/23(1)	2,000,000	2,322,032
7.25%, 05/15/16(1)	1,000,000	1,198,516
7.63%, 02/15/25	2,100,000	2,804,976
8.00%, 11/15/21(1)	1,000,000	1,337,812
8.75%, 05/15/17	500,000	667,617
8.75%, 05/15/20(1)	2,000,000	2,783,438
12.50%, 08/15/14	400,000	483,609
U.S. Treasury Notes
3.38%, 02/15/08(1)	6,250,000	6,132,081
3.63%, 07/15/09(1)	8,100,000	7,890,858
4.25%, 11/15/14(1)	3,450,000	3,364,557
4.25%, 08/15/15(1)	1,900,000	1,848,269
4.38%, 08/15/12(1)	500,000	494,785
4.50%, 02/15/09(1)	1,250,000	1,245,556
4.50%, 11/15/10(1)	2,500,000	2,491,405
4.50%, 02/28/11(1)	250,000	249,063
4.75%, 05/15/14(1)	1,200,000	1,210,172
4.88%, 05/31/08(1)	1,500,000	1,502,813
4.88%, 08/15/16(1)	1,000,000	1,018,906
5.13%, 06/30/08(1)	5,000,000	5,032,030
5.13%, 06/30/11(1)	2,000,000	2,044,140
5.13%, 05/15/16(1)	250,000	259,336
5.63%, 05/15/08	800,000	810,906
6.00%, 08/15/09(1)	300,000	310,957
6.50%, 02/15/10	1,600,000	1,692,813

		51,573,620

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost: $146,096,228)		144,557,343

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—28.36%

CERTIFICATES OF DEPOSIT(5)—1.14%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	328,531	328,531
Societe Generale
5.33%, 12/08/06	469,331	469,331
Washington Mutual Bank
5.36%, 11/13/06	1,173,326	1,173,326
Wells Fargo Bank N.A.
4.78%, 12/05/06	375,464	375,464

		2,346,652
COMMERCIAL PAPER(5)—3.61%
Amstel Funding Corp.
5.20%-5.27%, 11/21/06-02/13/07(2)	254,274	251,544
ASAP Funding Ltd.
5.29%, 11/02/06(2)	117,333	116,798

Atlantis One Funding
5.30%, 11/14/06(2)	643,959	639,882
Beta Finance Inc.
5.27%, 01/25/07(2)	93,866	92,287
Bryant Park Funding LLC
5.28%, 12/14/06(2)	148,168	146,581
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(2)	237,913	236,407
CC USA Inc.
5.03%, 10/24/06(2)	93,866	93,578
Charta LLC
5.27%-5.30%, 11/06/06-12/14/06(2)	539,730	536,560
Concord Minutemen Capital Co. LLC
5.27%-5.29%, 11/16/06-01/11/07(2)	281,598	279,353
Curzon Funding LLC
5.29%, 11/17/06(2)	469,331	466,158
Edison Asset Securitization LLC
5.22%, 12/11/06(2)	346,235	342,720
Falcon Asset Securitization Corp.
5.30%, 11/06/06(2)	469,331	466,912
Five Finance Inc.
5.19%, 12/01/06(2)	211,199	209,372
Galleon Capital Corp.
5.27%, 12/18/06(2)	65,622	64,882
General Electric Capital Services Inc.
5.22%, 12/11/06	46,933	46,457
Giro Funding US Corp.
5.34%, 10/10/06(2)	234,665	234,387
Grampian Funding LLC
5.03%-5.30%, 10/17/06-11/16/06(2)	225,279	224,417
HBOS Treasury Services PLC
5.27%, 12/15/06	93,866	92,850
KKR Pacific Funding Trust
5.30%, 10/16/06-10/24/06(2)	938,661	936,173
Landale Funding LLC
5.31%, 11/15/06(2)	366,078	363,704
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(2)	256,358	254,733
Mont Blanc Capital Corp.
5.29%, 11/15/06(2)	302,718	300,761
Nationwide Building Society
5.27%, 12/15/06	164,266	162,486
Nestle Capital Corp.
5.19%, 08/09/07	281,598	268,973
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(2)	250,059	246,054
Sydney Capital Corp.
5.27%, 12/08/06(2)	11,194	11,084
Tulip Funding Corp.
5.29%, 11/15/06(2)	247,534	245,934
White Pine Finance LLC
5.12%, 10/27/06(2)	88,703	88,388

		7,419,435

MEDIUM-TERM NOTES(5)—0.94%
Bank of America N.A.
5.28%, 04/20/07	117,333	117,333
Cullinan Finance Corp.
5.71%, 06/28/07(2)	351,998	351,998
K2 USA LLC
5.39%, 06/04/07(2)	351,998	351,998
Marshall & Ilsley Bank
5.18%, 12/15/06	469,331	469,658
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(2)	549,117	549,117
US Bank N.A.
2.85%, 11/15/06	93,866	93,658

		1,933,762
MONEY MARKET FUNDS—1.71%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(6)(7)	3,509,349	3,509,349

		3,509,349
REPURCHASE AGREEMENTS(5)—5.68%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $939,086 (collateralized by non-U.S. Government debt securities, value $967,343, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$938,661	938,661
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $704,310 (collateralized by non-U.S. Government debt securities, value $774,816, 0.31% to 5.25%, 6/1/35 to 8/25/36).	703,996	703,996
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $704,315 (collateralized by non-U.S. Government debt securities, value $774,816, 0.31% to 5.25%, 6/1/35 to 8/25/36).	703,996	703,996
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $46,954 (collateralized by non-U.S. Government debt securities, value $48,367, 5.75%, 3/15/16).	46,933	46,933
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,643,400 (collateralized by non-U.S. Government debt securities, value $1,725,721, 5.87%, 6/25/36).	1,642,657	1,642,657
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $516,500 (collateralized by non-U.S. Government debt securities, value $573,756, 0.00% to 10.00%, 5/27/33 to 9/29/36).	516,264	516,264
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $281,728 (collateralized by non-U.S. Government debt securities, value $308,945, 0.00% to 10.00%, 5/27/33 to 9/29/36).	281,598	281,598
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $939,085 (collateralized by non-U.S. Government debt securities, value $986,126, 0.00% to 9.00%, 5/1/17 to 2/25/46).	938,661	938,661

Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $704,315 (collateralized by non-U.S. Government debt securities, value $972,039, 0.00% to 8.33%, 10/27/06 to 3/25/37).	703,996	703,996
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $563,457 (collateralized by non-U.S. Government debt securities, value $591,676, 0.00% to 10.00%, 10/1/06 to 9/30/36).	563,197	563,197
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $117,387 (collateralized by non-U.S. Government debt securities, value $123,282, 6.50% to 7.63%, 2/1/07 to 6/1/16).	117,333	117,333
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $939,086 (collateralized by non-U.S. Government debt securities, value $986,148, 0.79% to 9.08%, 8/5/18 to 12/20/54).	938,661	938,661
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $939,086 (collateralized by non-U.S. Government debt securities, value $967,355, 4.85% to 8.60%, 5/1/09 to 12/1/25).	938,661	938,661
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $469,543 (collateralized by non-U.S. Government debt securities, value $512,842, 4.69% to 6.41%, 12/17/19 to 6/25/45).	469,331	469,331
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $633,888 (collateralized by non-U.S. Government debt securities, value $667,090, 0.00% to 10.00%, 10/1/06 to 9/30/36).	633,596	633,596
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $341,109 (collateralized by non-U.S. Government debt securities, value $355,750, 0.00% to 10.00%, 10/1/06 to 9/30/36). (8)	328,531	328,531
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $1,220,813 (collateralized by non-U.S. Government debt securities, value $1,281,964, 0.06% to 7.95%, 8/15/13 to 7/15/45).	1,220,259	1,220,259

		11,686,331
TIME DEPOSITS(5)—0.04%
Societe Generale
5.25%, 10/02/06	84,343	84,343

		84,343
VARIABLE & FLOATING RATE NOTES(5)—15.24%
Allstate Life Global Funding II
5.31%-5.39%, 05/04/07-10/26/07(2)	1,201,486	1,201,635
American Express Bank
5.29%, 02/28/07	469,331	469,329
American Express Centurion Bank
5.42%, 07/19/07	516,264	516,738
American Express Credit Corp.
5.43%, 07/05/07	140,799	140,870
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(2)	89,173	89,173

ASIF Global Financing
5.51%, 05/03/07(2)	46,933	46,948
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07(2)	305,065	305,065
Bank of Ireland
5.30%-5.31%, 08/14/07-08/20/07(2)	680,529	680,554
Beta Finance Inc.
5.30%-5.48%, 04/25/07-07/25/07(2)	1,196,793	1,196,848
BMW US Capital LLC
5.33%, 10/15/07(2)	469,331	469,331
BNP Paribas
5.36%, 05/18/07(2)	868,261	868,261
Carlyle Loan Investment Ltd.
5.38%, 04/13/07-07/15/07(2)	342,611	342,611
CC USA Inc.
5.48%, 07/30/07(2)	234,665	234,693
Commodore CDO Ltd.
5.47%, 06/12/07(2)	117,333	117,333
Credit Agricole SA
5.48%, 07/23/07	469,331	469,331
Credit Suisse First Boston NY
5.51%, 04/24/07	234,665	234,674
Cullinan Finance Corp.
5.36%, 04/25/07(2)	117,333	117,333
DEPFA Bank PLC
5.43%, 09/14/07	469,331	469,331
Dorada Finance Inc.
5.47%, 06/27/07-07/17/07(2)	539,730	539,761
Eli Lilly Services Inc.
5.32%, 10/01/07(2)	469,331	469,331
Fifth Third Bancorp
5.31%, 09/21/07(2)	938,661	938,661
Five Finance Inc.
5.32%-5.44%, 12/01/06-07/13/07(2)	469,331	469,297
General Electric Capital Corp.
5.29%-5.46%, 07/09/07-10/24/07	492,797	492,901
Granite Master Issuer PLC
5.30%, 08/20/07(2)	1,642,657	1,642,657
Harrier Finance Funding LLC
5.34%-5.41%, 07/25/07-08/15/07(2)	375,464	375,515
Hartford Life Global Funding Trusts
5.35%-5.55%, 07/13/07-10/15/07	703,996	704,095
HBOS Treasury Services PLC
5.46%, 07/24/07(2)	469,331	469,331
Holmes Financing PLC
5.30%, 07/16/07(2)	821,328	821,328
JP Morgan Chase & Co.
5.30%, 08/02/07	351,998	351,998
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(2)	351,998	351,984
Kestrel Funding LLC
5.31%, 07/11/07(2)	187,732	187,717
Kommunalkredit Austria AG
5.33%, 09/09/07(2)	281,598	281,598

Leafs LLC
5.33%, 01/22/07-02/20/07(2)	489,464	489,464
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(2)	586,663	586,563
Links Finance LLC
5.29%-5.42%, 05/10/07-05/16/07(2)	516,264	516,232
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07(2)	206,800	206,800
Marshall & Ilsley Bank
5.31%, 10/15/07	258,132	258,132
Metropolitan Life Global Funding I
5.34%, 08/06/07(2)	703,996	703,996
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(2)(8)	46,933	46,933
Monumental Global Funding II
5.38%, 12/27/06(2)	93,866	93,873
Mound Financing PLC
5.30%, 05/08/07(2)	441,171	441,171
Natexis Banques Populaires
5.31%-5.38%, 02/05/07-10/15/07(2)	1,407,992	1,407,972
National City Bank of Indiana
5.37%, 05/21/07	234,665	234,678
Nationwide Building Society
5.36%-5.62%, 07/20/07-10/05/07(2)	1,548,791	1,549,118
Newcastle Ltd.
5.35%, 04/24/07(2)	165,439	165,412
Northern Rock PLC
5.37%, 08/03/07(2)	563,197	563,209
Northlake CDO I
5.46%, 09/06/07(2)	140,799	140,799
Principal Life Global Funding I
5.83%, 02/08/07	211,199	211,547
Sedna Finance Inc.
5.36%-5.37%, 05/25/07-08/21/07(2)	680,529	680,516
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07(2)	469,331	469,331
Strips III LLC
5.38%, 07/24/07(2)	110,907	110,907
SunTrust Bank
5.30%, 05/01/07	469,331	469,347
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(2)	1,145,166	1,145,076
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(2)	657,063	657,063
Wachovia Asset Securitization Inc.
5.32%, 10/25/06(2)	653,616	653,615
Wachovia Bank N.A.
5.43%, 05/22/07	938,661	938,661
Wal-Mart Stores Inc.
5.50%, 07/16/07(2)	351,998	352,185
Wells Fargo & Co.
5.34%, 09/14/07(2)	234,665	234,678
WhistleJacket Capital Ltd.
5.29%-5.35%, 04/18/07-06/13/07(2)	351,998	351,997
White Pine Finance LLC
5.29%-5.35%, 05/22/07-08/20/07(2)	1,407,992	1,407,731

Wind Master Trust
5.32%, 07/25/07(2)	187,732	187,732

		31,340,970

TOTAL SHORT-TERM INVESTMENTS
(Cost: $58,320,842)		58,320,842

TOTAL INVESTMENTS IN SECURITIES — 127.07%
(Cost: $262,459,761)		261,290,294
Other Assets, Less Liabilities — (27.07)%		(55,657,243)

NET ASSETS — 100.00%		$205,633,051

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(3)	Investments are denominated in U.S. dollars.
(4)	To-be-announced (TBA). See Note 1.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(6)	Affiliated issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Security	Principal	Value
CORPORATE BONDS & NOTES—25.09%

ADVERTISING—0.02%
R.H. Donnelley Corp.
6.88%, 01/15/13	$250,000	$228,125

		228,125
AEROSPACE & DEFENSE—0.05%
Alliant Techsystems Inc.
6.75%, 04/01/16	500,000	492,500

		492,500
AGRICULTURE—0.05%
Reynolds American Inc.
7.30%, 07/15/15(1)	500,000	511,184

		511,184
APPAREL—0.05%
Levi Strauss & Co.
9.75%, 01/15/15	500,000	518,750

		518,750
AUTO MANUFACTURERS—0.28%
DaimlerChrysler N.A. Holding Corp.
4.13%, 03/07/07	2,000,000	1,988,520
4.75%, 01/15/08	1,000,000	990,101

		2,978,621
AUTO PARTS & EQUIPMENT—0.04%
ArvinMeritor Inc.
8.75%, 03/01/12	250,000	239,375
Goodyear Tire & Rubber Co. (The)
7.86%, 08/15/11	250,000	243,125

		482,500
BANKS—1.26%
Bank of America Corp.
7.80%, 02/15/10	4,500,000	4,858,380
HSBC Bank USA N.A.
5.88%, 11/01/34	3,000,000	2,981,463
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	2,989,731
Wachovia Corp.
5.50%, 08/01/35	3,000,000	2,838,357

		13,667,931
BIOTECHNOLOGY—0.13%
Genentech Inc.
4.75%, 07/15/15	1,500,000	1,440,523

		1,440,523
BUILDING MATERIALS—0.30%
Lafarge SA
7.13%, 07/15/36	2,800,000	2,999,326
Nortek Inc.
8.50%, 09/01/14	250,000	236,250

		3,235,576
CHEMICALS—0.07%
Lyondell Chemical Co.
8.25%, 09/15/16	250,000	253,750

Nova Chemicals Corp.
6.50%, 01/15/12	250,000	235,000
PolyOne Corp.
8.88%, 05/01/12	250,000	252,500

		741,250
COMMERCIAL SERVICES—0.09%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
7.63%, 05/15/14(1)	250,000	242,500
United Rentals North America Inc.
6.50%, 02/15/12	250,000	241,250
7.00%, 02/15/14	250,000	235,000
Williams Scotsman Inc.
8.50%, 10/01/15	250,000	255,625

		974,375
COMPUTERS—0.07%
Sungard Data Systems Inc.
9.13%, 08/15/13	250,000	258,750
10.25%, 08/15/15	250,000	257,500
Unisys Corp.
8.00%, 10/15/12	250,000	233,750

		750,000
DIVERSIFIED FINANCIAL SERVICES—3.58%
Boeing Capital Corp.
6.50%, 02/15/12	1,750,000	1,855,682
Caterpillar Financial Services Corp.
4.35%, 03/04/09	6,500,000	6,386,295
CIT Group Funding Company of Canada
4.65%, 07/01/10	2,150,000	2,103,562
CIT Group Inc.
5.46%, 02/21/08	1,250,000	1,251,149
E*Trade Financial Corp.
8.00%, 06/15/11	250,000	258,750
General Electric Capital Corp.
6.75%, 03/15/32	3,000,000	3,429,120
General Motors Acceptance Corp.
6.13%, 01/22/08	250,000	248,346
6.88%, 09/15/11	1,000,000	994,702
7.25%, 03/02/11	500,000	502,858
Genworth Global Funding Trusts
5.75%, 05/15/13	2,000,000	2,053,108
Goldman Sachs Group Inc.
3.88%, 01/15/09	3,000,000	2,919,087
5.13%, 01/15/15	1,500,000	1,454,245
Household Finance Corp.
4.13%, 12/15/08	2,000,000	1,956,508
HSBC Finance Corp.
4.13%, 03/11/08	2,000,000	1,970,538
Lehman Brothers Holdings Inc.
4.80%, 03/13/14	1,000,000	959,273
5.00%, 01/14/11	3,000,000	2,970,795
Residential Capital Corp.
6.00%, 02/22/11	5,000,000	4,993,900
6.38%, 06/30/10	2,200,000	2,225,912
SLM Corp.
5.63%, 04/10/07	1,000	1,002
Vanguard Health Holding Co. II LLC
9.00%, 10/01/14	250,000	242,500

		38,777,332
ELECTRIC—2.11%
CMS Energy Corp.
7.75%, 08/01/10	500,000	525,000

Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	934,252
5.88%, 02/01/33	3,500,000	3,421,295
Midwest Generation LLC
8.75%, 05/01/34	750,000	800,625
Mirant North America LLC
7.38%, 12/31/13	750,000	750,937
Northern States Power
5.25%, 07/15/35	2,500,000	2,322,922
NRG Energy Inc.
7.25%, 02/01/14	250,000	248,125
7.38%, 02/01/16	500,000	496,875
Pacific Gas & Electric Corp.
4.80%, 03/01/14	2,500,000	2,405,890
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,439,548
8.63%, 04/15/31	700,000	907,619
Reliant Energy Inc.
6.75%, 12/15/14	250,000	237,812
Southern California Edison Co.
5.00%, 01/15/16	1,300,000	1,255,610
TXU Corp.
5.55%, 11/15/14	250,000	236,194
TXU Energy Co.
6.13%, 03/15/08	5,750,000	5,797,610

		22,780,314
ELECTRONICS—0.04%
Sanmina-SCI Corp.
6.75%, 03/01/13(2)	250,000	235,625
8.13%, 03/01/16	250,000	245,000

		480,625
ENTERTAINMENT—0.20%
AMC Entertainment Inc.
8.00%, 03/01/14	250,000	235,000
11.00%, 02/01/16	500,000	545,000
Gaylord Entertainment Co.
8.00%, 11/15/13	1,000,000	1,017,500
Marquee Holdings Inc.
12.00%, 08/15/14	250,000	191,250
Six Flags Inc.
9.75%, 04/15/13(2)	250,000	225,000

		2,213,750
ENVIRONMENTAL CONTROL—0.43%
Allied Waste North America
7.25%, 03/15/15	250,000	248,125
Waste Management Inc.
6.50%, 11/15/08	2,722,000	2,787,165
7.13%, 10/01/07	1,543,000	1,563,081

		4,598,371
FOOD—0.52%
Ahold Finance USA Inc.
8.25%, 07/15/10	500,000	535,000
Dean Foods Co.
7.00%, 06/01/16	500,000	500,000
Delhaize America Inc.
8.13%, 04/15/11	1,250,000	1,341,610
Safeway Inc.
4.80%, 07/16/07	3,000,000	2,984,802
SUPERVALU Inc.
7.88%, 08/01/09	250,000	259,117

		5,620,529

FOREST PRODUCTS & PAPER—0.19%
Bowater Canada Finance
7.95%, 11/15/11	250,000	238,750
Domtar Inc.
7.88%, 10/15/11	250,000	248,750
Georgia-Pacific Corp.
7.70%, 06/15/15(2)	250,000	248,750
Weyerhaeuser Co.
7.38%, 03/15/32	1,250,000	1,294,847

		2,031,097
HEALTH CARE - PRODUCTS—0.02%
CDRV Investors Inc.
9.63%, 01/01/15	250,000	185,000

		185,000
HEALTH CARE - SERVICES—1.29%
Coventry Health Care Inc.
5.88%, 01/15/12	1,000,000	992,171
6.13%, 01/15/15	750,000	744,258
HealthSouth Corp.
10.75%, 06/15/16(1)	250,000	255,312
Res-Care Inc.
7.75%, 10/15/13	250,000	249,375
UnitedHealth Group Inc.
3.30%, 01/30/08	3,665,000	3,561,335
5.80%, 03/15/36	2,400,000	2,356,704
WellPoint Inc.
3.75%, 12/14/07	4,680,000	4,589,297
5.00%, 12/15/14	1,250,000	1,208,301

		13,956,753
HOME BUILDERS—0.04%
Standard Pacific Corp.
7.00%, 08/15/15	500,000	450,000

		450,000
HOUSEHOLD PRODUCTS & WARES—0.49%
Clorox Co. (The)
5.52%, 12/14/07	5,250,000	5,258,794

		5,258,794
INSURANCE—2.29%
Allstate Financial Global Funding
2.50%, 06/20/08(1)	4,970,000	4,753,850
American International Group Inc.
2.88%, 05/15/08	2,500,000	2,413,285
ASIF Global Financing XVII
3.85%, 11/26/07(1)	6,500,000	6,398,190
Berkshire Hathaway Finance Corp.
5.56%, 01/11/08	1,400,000	1,401,834
Fairfax Financial Holdings Ltd.
7.75%, 04/26/12	250,000	232,500
Hancock (John) Financial Services Inc.
5.63%, 12/01/08	4,000,000	4,037,400
Markel Corp.
7.35%, 08/15/34	1,000,000	1,034,261
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,525,186

		24,796,506
LEISURE TIME—0.05%
Royal Caribbean Cruises Ltd.
7.00%, 06/15/13	500,000	505,479

		505,479

LODGING—0.80%
Caesars Entertainment Inc.
8.88%, 09/15/08	2,385,000	2,498,287
Marriott International Inc.
4.63%, 06/15/12	750,000	713,006
5.81%, 11/10/15	3,530,000	3,512,537
MGM Mirage
8.50%, 09/15/10	750,000	797,813
Starwood Hotels & Resorts Worldwide Inc.
7.88%, 05/01/12	600,000	630,000
Trump Entertainment Resorts Inc.
8.50%, 06/01/15	500,000	478,125

		8,629,768
MACHINERY—0.03%
Columbus McKinnon Corp.
10.00%, 08/01/10	325,000	351,813

		351,813
MEDIA—1.12%
AMFM Inc.
8.00%, 11/01/08	2,500,000	2,613,995
CCH I LLC
11.00%, 10/01/15	1,000,000	910,000
CCO Holdings LLC/CCO Holdings Capital Corp.
8.75%, 11/15/13	500,000	503,125
CMP Susquehanna Corp.
9.88%, 05/15/14(1)	250,000	235,000
Comcast Corp.
6.45%, 03/15/37	3,000,000	3,001,449
CSC Holdings Inc.
7.63%, 04/01/11	500,000	513,125
Dex Media East LLC
12.13%, 11/15/12	325,000	362,781
Echostar DBS Corp.
6.38%, 10/01/11	500,000	486,875
Liberty Media Corp.
7.75%, 07/15/09	750,000	781,457
8.25%, 02/01/30	250,000	249,542
Mediacom Broadband LLC
8.50%, 10/15/15	250,000	248,438
PRIMEDIA Inc.
8.88%, 05/15/11(2)	250,000	244,375
Time Warner Entertainment Co.
8.38%, 03/15/23	350,000	404,206
8.38%, 07/15/33	1,300,000	1,533,215

		12,087,583
OFFICE & BUSINESS EQUIPMENT—0.28%
Xerox Corp.
6.16%, 12/18/09	2,750,000	2,756,875
6.88%, 08/15/11	250,000	257,500

		3,014,375
OIL & GAS—1.16%
Anadarko Petroleum Corp.
6.45%, 09/15/36	800,000	817,143
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,727,793
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	488,750
Devon Financing Corp. ULC
7.88%, 09/30/31	700,000	853,117
Diamond Offshore Drilling Inc.
4.88%, 07/01/15	1,750,000	1,654,987

Enterprise Products Operating LP
4.63%, 10/15/09	2,000,000	1,954,790
5.75%, 03/01/35	1,500,000	1,351,376
Forest Oil Corp.
8.00%, 12/15/11	500,000	517,500
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15(1)	250,000	241,875
Parker Drilling Co.
9.63%, 10/01/13	500,000	545,000
Pemex Project Funding Master Trust
8.50%, 02/15/08	1,000,000	1,035,500
Range Resources Corp.
7.50%, 05/15/16	250,000	251,250
Tesoro Corp.
6.25%, 11/01/12(1)	125,000	120,469

		12,559,550
OIL & GAS SERVICES—0.05%
Grant Prideco Inc.
6.13%, 08/15/15	100,000	95,500
Weatherford International Ltd.
5.50%, 02/15/16	500,000	492,427

		587,927
PACKAGING & CONTAINERS—0.17%
Berry Plastics Holding Corp.
8.88%, 09/15/14(1)	250,000	251,250
Crown Americas Inc.
7.63%, 11/15/13(1)	500,000	506,250
Graham Packaging Co. Inc.
8.50%, 10/15/12	250,000	247,500
Stone Container Corp.
9.75%, 02/01/11	859,000	884,770

		1,889,770
PHARMACEUTICALS—0.27%
AmerisourceBergen Corp.
5.63%, 09/15/12	1,750,000	1,720,163
5.88%, 09/15/15	250,000	245,094
Omnicare Inc.
6.13%, 06/01/13	250,000	236,250
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	750,000	721,790

		2,923,297
PIPELINES—0.87%
ANR Pipeline Co.
8.88%, 03/15/10	500,000	524,333
Colorado Interstate Gas Co.
6.80%, 11/15/15	250,000	251,948
Copano Energy LLC
8.13%, 03/01/16	250,000	253,125
El Paso Corp.
6.50%, 06/01/08	1,106,000	1,107,383
7.80%, 08/01/31	250,000	256,250
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	4,500,000	4,688,496
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	246,250
Plains All American Pipeline LP
6.70%, 05/15/36(1)	1,000,000	1,043,620
SemGroup LP
8.75%, 11/15/15(1)	500,000	504,375
Williams Companies Inc.
7.13%, 09/01/11	500,000	512,500

		9,388,280

REAL ESTATE INVESTMENT TRUSTS—1.19%
Duke Realty LP
5.65%, 12/22/06	4,250,000	4,250,727
Omega Healthcare Investors Inc.
7.00%, 01/15/16	250,000	246,250
Simon Property Group LP
5.75%, 05/01/12	3,000,000	3,043,077
6.38%, 11/15/07	5,341,000	5,387,152

		12,927,206
RETAIL—0.55%
Asbury Automotive Group Inc.
9.00%, 06/15/12	250,000	255,938
Inergy LP
6.88%, 12/15/14	750,000	718,125
8.25%, 03/01/16	250,000	258,750
NPC International Inc.
9.50%, 05/01/14(1)	250,000	246,250
Penney (J.C.) Co. Inc.
7.65%, 08/15/16	250,000	280,746
7.95%, 04/01/17	250,000	286,500
Staples Inc.
7.38%, 10/01/12	740,000	810,396
Tricon Global Restaurants
7.65%, 05/15/08	3,000,000	3,107,904

		5,964,609
SEMICONDUCTORS—0.08%
Advanced Micro Devices Inc.
7.75%, 11/01/12	162,000	164,430
Amkor Technology Inc.
7.13%, 03/15/11	250,000	230,000
Sensata Technologies BV
8.00%, 05/01/14(1)	500,000	486,250

		880,680
SOFTWARE—0.32%
Oracle Corp.
5.25%, 01/15/16	1,500,000	1,476,102
5.73%, 01/13/09	2,000,000	2,002,506

		3,478,608
TELECOMMUNICATIONS—4.26%
American Cellular Corp.
10.00%, 08/01/11	250,000	261,875
Ameritech Capital Funding Corp.
6.15%, 01/15/08	1,265,000	1,272,167
AT&T Wireless Services Inc.
8.75%, 03/01/31	1,000,000	1,278,400
BellSouth Corp.
6.55%, 06/15/34	4,000,000	4,006,620
Cincinnati Bell Inc.
7.00%, 02/15/15	250,000	245,000
Citizens Communications Co.
6.25%, 01/15/13	500,000	486,250
7.63%, 08/15/08	4,500,000	4,635,000
Corning Inc.
6.05%, 06/15/15	2,500,000	2,516,490
Deutsche Telekom International Finance AG
8.00%, 06/15/10	5,000,000	5,454,470
8.25%, 06/15/30	3,000,000	3,665,070
Dobson Communications Corp.
8.88%, 10/01/13	250,000	247,813
Embarq Corp.
6.74%, 06/01/13	1,750,000	1,800,533
8.00%, 06/01/36	1,250,000	1,323,629

France Telecom SA
7.75%, 03/01/11	2,500,000	2,738,940
8.50%, 03/01/31	2,000,000	2,609,488
Intelsat Ltd.
5.25%, 11/01/08	1,000,000	960,000
Level 3 Financing Inc.
10.75%, 10/15/11	750,000	784,688
Motorola Inc.
4.61%, 11/16/07	5,700,000	5,656,235
Nextel Partners Inc.
8.13%, 07/01/11	3,000,000	3,150,000
Qwest Communications International Inc.
7.25%, 02/15/11	250,000	250,000
Qwest Corp.
8.88%, 03/15/12	250,000	272,813
Telecom Italia Capital SA
5.25%, 10/01/15	2,500,000	2,316,515
Verizon New York Inc.
7.38%, 04/01/32	150,000	156,350

		46,088,346
TRANSPORTATION—0.28%
CNF Inc.
6.70%, 05/01/34	2,500,000	2,493,585
Norfolk Southern Corp.
8.63%, 05/15/10	500,000	555,586

		3,049,171

TOTAL CORPORATE BONDS & NOTES
(Cost: $275,427,478)		271,496,868

Security	Principal	Value
ASSET-BACKED SECURITIES—8.86%
Ameriquest Mortgage Securities Inc. Series 2005-R3 Class A1A
5.52%, 05/25/35	2,455,198	2,456,981
Asset Backed Funding Certificates Series 2005-AQ1 Class A2
4.30%, 06/25/35	7,700,000	7,600,213
Bear Stearns Asset Backed Securities Inc. Series 2006-EC1 Class M2
5.75%, 12/25/35	2,500,000	2,507,308
Bear Stearns Asset Backed Securities NIM Series 2005-FR1 Class A1
5.00%, 06/25/35(1)	136,223	136,038
Bear Stearns Asset Backed Securities NIM Series 2005-HE9N Class A1
5.50%, 10/25/35(1)	804,098	803,788
Countrywide Asset-Backed Certificates Series 2004-10 Class AF3
3.84%, 10/25/30	1,422,783	1,412,728
Countrywide Asset-Backed Certificates Series 2004-10 Class AF4
4.51%, 07/25/32	7,500,000	7,417,577
Countrywide Asset-Backed Certificates Series 2006-7 Class M2
5.62%, 04/25/46	6,000,000	6,004,863
Dunkin Securitization Series 2006-1 Class A2
5.78%, 06/20/31(1)	13,000,000	13,205,049
First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF8 Class M1
5.57%, 07/25/36	6,200,000	6,201,949
First Franklin NIM Trust Series 2005-FF1N Class N2
5.50%, 12/25/34(1)	4,784,228	4,772,267
First Franklin NIM Trust Series 2005-FF9N Class B
6.25%, 10/27/35(1)(3)	4,960,000	4,928,812

First Franklin NIM Trust Series 2005-FFH2 Class B
6.00%, 04/27/35(1)	3,814,804	3,804,234
GSAA Trust Series 2005-N2
5.00%, 12/25/34(1)(3)	833,071	830,202
Home Equity Asset Trust Series 2006-2 Class M2
5.73%, 05/25/36(1)	6,000,000	6,020,728
JP Morgan Mortgage Acquisition Corp. Series 2006-HE1 Class M2
5.72%, 01/25/36	2,558,000	2,567,875
MASTR ABS NIM Trust Series 2004-CIass N1
5.50%, 04/26/34(1)(3)	335,023	334,185
MASTR Asset Backed Securities Trust Series 2006-HE2 Class M1
5.59%, 06/25/36	2,200,000	2,200,707
MASTR Asset Backed Securities Trust Series 2006-HE2 Class M2
5.62%, 06/25/36	2,450,000	2,451,882
New Century Home Equity Loan Trust Series 2005-2 Class A2MZ
5.59%, 06/25/35	7,142,570	7,152,824
Novastar Home Equity Loan Series 2006-2 Class M1
5.60%, 06/25/36	4,000,000	4,001,329
Option One Mortgage Loan Trust Series 2002-2 Class M2
6.48%, 06/25/32	704,584	705,248
Park Place Securities Inc. Series 2004-MHQ1 Class A3
5.68%, 01/25/33	845,607	846,374
Sasco Net Interest Margin Trust Series 2005-NC2A Class A
5.50%, 05/27/35(1)	784,077	783,223
Sasco Net Interest Margin Trust Series 2005-WF1A Class A
4.75%, 02/27/35(1)	803,713	802,338
Sasco Net Interest Margin Trust Series 2005-WF2A Class B
7.00%, 05/27/35(1)(3)	1,931,554	1,929,721
Structured Asset Investment Loan Trust Series 2005-HE3 Class M3
5.85%, 09/25/35	4,000,000	4,023,401

TOTAL ASSET-BACKED SECURITIES
(Cost: $95,639,290)		95,901,844

Security	Principal	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—21.75%

MORTGAGE-BACKED SECURITIES—21.75%
Banc of America Funding Corp. Series 2006-H Class 2A1
6.15%, 10/20/11(3)	6,426,000	6,499,889
Bank of America Alternative Loan Trust Series 2003-5 Class 2A1
5.00%, 07/25/18	3,536,065	3,456,504
Bear Stearns Commercial Mortgage Securities Series 2002-PBW1 Class X1
0.36%, 11/11/35(1)	87,167,456	3,081,160
Bear Stearns Commercial Mortgage Securities Series 2006-T22 Class A3
5.63%, 04/12/38	7,000,000	7,078,185
Chase Mortgage Finance Corp. Series 2006-A1 Class 1A1
6.08%, 09/25/36	5,988,054	6,007,806
Commercial Mortgage Pass Through Certificates Series 2001-J2A Class XC
0.62%, 07/16/34(1)	101,297,954	2,186,091
Commercial Mortgage Pass Through Certificates Series 2005-F10A Class AJ2
5.52%, 04/15/17(1)	9,000,000	9,001,026
Commercial Mortgage Pass Through Certificates Series 2005-F10A Class MOA1
5.51%, 03/15/20(1)	6,000,000	6,000,824

Countrywide Alternative Loan Trust Series 2006-4CB Class 1A1
6.00%, 04/25/36	5,220,606	5,281,828
Countrywide Alternative Loan Trust Series 2006-5T2 Class A3
6.00%, 04/25/36	8,503,482	8,575,763
Countrywide Alternative Loan Trust Series 2006-7CB Class 1A9
6.00%, 05/25/36	9,343,758	9,395,494
Countrywide Alternative Loan Trust Series 2006-9T Class 1A1
6.00%, 05/25/36	3,734,671	3,774,867
Countrywide Alternative Loan Trust Series 2006-OA6 Class 2A
7.25%, 07/25/46	8,379,147	8,658,096
Countrywide Home Loan Mortgage Pass Through Trust Series 2006-HYB4 Class 1A1
5.64%, 06/20/36	13,964,832	14,036,031
CR Series 2000-ZC2 Class A1B
6.67%, 08/10/14(1)	15,000,000	15,385,515
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5 Class 5A1
5.00%, 08/25/19	4,637,280	4,518,450
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A5
0.18%, 05/15/36(1)	228,526,936	3,459,944
Global Signal Trust Series 2006-1 Class C
5.71%, 02/15/36(1)	3,000,000	3,010,781
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB5 Class X1
0.56%, 10/12/37(1)	234,929,530	10,016,408
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5 Class A3
5.37%, 12/15/44	4,000,000	3,996,799
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-FL1A Class H
6.08%, 02/15/20(1)	2,000,000	2,000,500
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class A3B
5.56%, 04/15/43	10,000,000	10,099,919
JP Morgan Mortgage Trust Series 2006-A1 Class 2A2
5.37%, 02/25/36	8,932,886	8,879,654
LB-UBS Commercial Mortgage Trust Series 2003-C3 Class XCL
0.48%, 02/15/37(1)	119,443,984	3,343,882
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 2A1
5.70%, 11/25/34	203,460	204,746
MASTR Alternative Loans Trust Series 2006-2 Class 1A2
6.00%, 03/25/36	9,562,691	9,641,829
MASTR Asset Securitization Trust Series 2003-5 Class 4A4
5.50%, 06/25/33	2,492,736	2,439,721
Merrill Lynch Mortgage Investors Inc. Series 2005-WMC2 Class A1B
5.58%, 04/25/36	2,851,601	2,853,487
Merrill Lynch Mortgage Investors Inc. Series 2006-A1 Class 1A1
5.91%, 03/25/36	8,424,762	8,500,739
Merrill Lynch Mortgage Trust Series 2005-LC1 Class A3
5.29%, 01/12/44	3,000,000	3,000,617
Morgan Stanley Capital I Series 2003-T11 Class X1
0.27%, 06/13/41(1)	573,119,036	6,965,230
Residential Accredit Loans Inc. Series 2006-QS3 Class 1A10
6.00%, 03/25/36	1,859,651	1,881,557
Residential Funding Mortgage Securities I Series 2003-S15 Class A1
4.50%, 08/25/18	2,022,314	1,937,680

Wachovia Bank Commercial Mortgage Trust Series 2005-C22 Class A3
5.46%, 12/15/44	10,000,000	10,008,552
Wachovia Bank Commercial Mortgage Trust Series 2005-WHL6
5.83%, 10/15/17(1)	5,000,000	5,002,072
5.88%, 10/15/17(1)	5,000,000	5,002,071
Washington Mutual Inc. Series 2006-AR10 Class 1A2
5.98%, 09/25/36	8,833,683	8,851,152
Wells Fargo Mortgage-Backed Securities Trust Series 2003-10 Class A1
4.50%, 09/25/18	2,083,830	1,997,872
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR13 Class A1
5.76%, 09/25/36	9,320,050	9,379,050

		235,411,791

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $234,632,836)		235,411,791

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES (4)—0.26%
United Mexican States
7.50%, 04/08/33	1,000,000	1,153,500
8.38%, 01/14/11	1,500,000	1,674,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $2,874,056)		2,827,500

Security	Principal	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—41.29%

MORTGAGE-BACKED SECURITIES—34.05%
Federal Home Loan Mortgage Corp.
4.50%, 11/01/18	6,964,418	6,728,770
5.00%, 12/15/34	2,560,382	297,672
5.50%, 03/15/20	2,276,528	94,586
5.50%, 05/15/24	9,417,882	759,656
5.50%, 03/15/25	3,630,891	310,171
5.50%, 05/15/29	7,410,259	814,326
5.50%, 10/01/32	16,761,930	16,588,437
5.50%, 05/01/34	83,576	82,584
5.50%, 10/01/34	672,865	664,882
5.53%, 04/15/28	3,874,463	3,855,906
6.00%, 10/01/36(5)	36,000,000	36,180,000
6.50%, 09/01/21(5)	2,000,000	2,041,034
6.50%, 10/01/36(5)	24,000,000	24,442,512
Federal National Mortgage Association
4.50%, 05/01/18	4,886,044	4,728,740
4.50%, 07/01/18	7,369,414	7,132,160
4.50%, 11/01/18	4,996,966	4,836,091
4.56%, 06/01/35	7,993,653	7,861,949
5.00%, 01/01/18	1,536,996	1,515,497
5.00%, 09/01/18	9,513,892	9,374,633
5.00%, 12/01/18	781,378	769,941
5.00%, 01/01/19	682,222	672,236
5.00%, 06/01/19	1,530,002	1,506,546
5.00%, 08/01/19	836,058	822,686
5.00%, 09/01/19	695,722	684,594
5.00%, 11/01/19	1,584,183	1,558,845
5.00%, 01/01/20	805,076	791,321
5.00%, 05/01/20	8,106,480	7,967,980
5.00%, 06/01/20	772,664	759,463
5.00%, 10/01/21(5)	10,000,000	9,825,000
5.00%, 11/01/33	55,436,079	53,456,326

5.00%, 12/01/33	17,724,913	17,091,914
5.00%, 03/01/34	8,864,464	8,547,893
5.00%, 09/01/35	440,197	423,257
5.00%, 10/01/36(5)	8,000,000	7,687,504
5.01%, 07/01/35	3,229,962	3,188,417
5.23%, 05/01/35	2,569,421	2,542,065
5.50%, 09/01/19	5,255,414	5,259,712
5.50%, 10/01/19	4,221,658	4,225,111
5.50%, 10/01/21(5)	5,000,000	4,996,875
5.50%, 07/01/33	33,986,424	33,577,868
5.50%, 01/01/34	7,760,583	7,667,291
5.50%, 07/01/34	13,067,615	12,899,007
5.50%, 03/01/35	1,312,507	1,293,723
5.50%, 10/01/36(5)	10,000,000	9,850,000
6.00%, 03/01/33	685,992	690,662
6.00%, 08/01/34	633,236	637,128
6.50%, 10/01/36(5)	11,000,000	11,199,375
7.00%, 07/01/35	910,932	935,830
7.00%, 01/01/36	1,696,065	1,742,250
7.00%, 02/01/36	1,744,958	1,792,474
Government National Mortgage Association
5.50%, 06/15/34	1,982,675	1,971,070
5.50%, 10/01/36(5)	13,000,000	12,910,625
6.50%, 09/20/36	10,000,000	10,232,004

		368,486,599
U.S. GOVERNMENT SECURITIES—7.24%
U.S. Treasury Bonds
5.38%, 02/15/31(2)	34,050,000	36,776,656
6.13%, 08/15/29(2)	7,800,000	9,194,858
U.S. Treasury Inflation Indexed Bond
1.88%, 07/15/15	23,010,020	22,280,165
U.S. Treasury Notes
2.63%, 05/15/08	398,000	384,972
3.13%, 04/15/09	605,000	583,447
4.00%, 02/15/14(2)	9,500,000	9,134,469

		78,354,567

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost: $452,275,410)		446,841,166

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—18.92%

CERTIFICATES OF DEPOSIT(6)—0.23%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	341,251	341,251
Societe Generale
5.33%, 12/08/06	487,502	487,502
Washington Mutual Bank
5.36%, 11/13/06	1,218,754	1,218,754
Wells Fargo Bank N.A.
4.78%, 12/05/06	390,001	390,001

		2,437,508
COMMERCIAL PAPER(6)—0.71%
Amstel Funding Corp.
5.20%-5.27%, 11/21/06-02/13/07(1)	264,119	261,286
ASAP Funding Ltd.
5.29%, 11/02/06(1)	121,875	121,320
Atlantis One Funding
5.30%, 11/14/06(1)	668,891	664,657
Beta Finance Inc.
5.27%, 01/25/07(1)	97,500	95,860
Bryant Park Funding LLC
5.28%, 12/14/06(1)	153,904	152,256
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(1)	247,124	245,560

CC USA Inc.
5.03%, 10/24/06(1)	97,500	97,201
Charta LLC
5.27%-5.30%, 11/06/06-12/14/06(1)	560,627	557,335
Concord Minutemen Capital Co. LLC
5.27%-5.29%, 11/16/06-01/11/07(1)	292,501	290,168
Curzon Funding LLC
5.29%, 11/17/06(1)	487,502	484,206
Edison Asset Securitization LLC
5.22%, 12/11/06(1)	359,640	355,989
Falcon Asset Securitization Corp.
5.30%, 11/06/06(1)	487,502	484,990
Five Finance Inc.
5.19%, 12/01/06(1)	219,376	217,478
Galleon Capital Corp.
5.27%, 12/18/06(1)	68,162	67,394
General Electric Capital Services Inc.
5.22%, 12/11/06	48,750	48,255
Giro Funding US Corp.
5.34%, 10/10/06(1)	243,751	243,462
Grampian Funding LLC
5.03%-5.30%, 10/17/06-11/16/06(1)	234,001	233,106
HBOS Treasury Services PLC
5.27%, 12/15/06	97,500	96,445
KKR Pacific Funding Trust
5.30%, 10/16/06-10/24/06(1)	975,003	972,420
Landale Funding LLC
5.31%, 11/15/06(1)	380,251	377,786
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(1)	266,283	264,596
Mont Blanc Capital Corp.
5.29%, 11/15/06(1)	314,439	312,406
Nationwide Building Society
5.27%, 12/15/06	170,626	168,777
Nestle Capital Corp.
5.19%, 08/09/07	292,501	279,386
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(1)	259,741	255,580
Sydney Capital Corp.
5.27%, 12/08/06(1)	11,627	11,513
Tulip Funding Corp.
5.29%, 11/15/06(1)	257,118	255,456
White Pine Finance LLC
5.12%, 10/27/06(1)	92,138	91,810

		7,706,698
MEDIUM-TERM NOTES(6)—0.19%
Bank of America N.A.
5.28%, 04/20/07	121,875	121,875
Cullinan Finance Corp.
5.71%, 06/28/07(1)	365,626	365,626
K2 USA LLC
5.39%, 06/04/07(1)	365,626	365,626
Marshall & Ilsley Bank
5.18%, 12/15/06	487,502	487,842
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(1)	570,377	570,377
US Bank N.A.
2.85%, 11/15/06	97,500	97,284

		2,008,630
MONEY MARKET FUNDS—13.17%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(7)(8)	142,563,656	142,563,656

		142,563,656

REPURCHASE AGREEMENTS—1.12%(6)
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $975,444 (collateralized by non-U.S. Government debt securities, value $1,004,795, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$975,003	975,003
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $731,578 (collateralized by non-U.S. Government debt securities, value $804,815, 0.31% to 5.25%, 6/1/35 to 8/25/36).	731,252	731,252
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $731,584 (collateralized by non-U.S. Government debt securities, value $804,815, 0.31% to 5.25%, 6/1/35 to 8/25/36).	731,252	731,252
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $48,772 (collateralized by non-U.S. Government debt securities, value $50,240, 5.75%, 3/15/16).	48,750	48,750
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,707,027 (collateralized by non-U.S. Government debt securities, value $1,792,536, 5.87%, 6/25/36).	1,706,255	1,706,255
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $536,497 (collateralized by non-U.S. Government debt securities, value $595,970, 0.00% to 10.00%, 5/27/33 to 9/29/36).	536,252	536,252
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $292,636 (collateralized by non-U.S. Government debt securities, value $320,907, 0.00% to 10.00%, 5/27/33 to 9/29/36).	292,501	292,501
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $975,443 (collateralized by non-U.S. Government debt securities, value $1,024,306, 0.00% to 9.00%, 5/1/17 to 2/25/46).	975,003	975,003
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $731,584 (collateralized by non-U.S. Government debt securities, value $1,009,673, 0.00% to 8.33%, 10/27/06 to 3/25/37).	731,253	731,253
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $585,272 (collateralized by non-U.S. Government debt securities, value $614,584, 0.00% to 10.00%, 10/1/06 to 9/30/36).	585,002	585,002
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $121,931 (collateralized by non-U.S. Government debt securities, value $128,055, 6.50% to 7.63%, 2/1/07 to 6/1/16).	121,875	121,875
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $975,444 (collateralized by non-U.S. Government debt securities, value $1,024,329, 0.79% to 9.08%, 8/5/18 to 12/20/54).	975,003	975,003
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $975,444 (collateralized by non-U.S. Government debt securities, value $1,004,808, 4.85% to 8.60%, 5/1/09 to 12/1/25).	975,003	975,003
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $487,723 (collateralized by non-U.S. Government debt securities, value $532,697, 4.69% to 6.41%, 12/17/19 to 6/25/45).	487,502	487,502
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $658,430 (collateralized by non-U.S. Government debt securities, value $692,918, 0.00% to 10.00%, 10/1/06 to 9/30/36).	658,127	658,127

Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $354,316 (collateralized by non-U.S. Government debt securities, value $369,523, 0.00% to 10.00%, 10/1/06 to 9/30/36).(9)	341,251	341,251
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $1,268,080 (collateralized by non-U.S. Government debt securities, value $1,331,598, 0.06% to 7.95%, 8/15/13 to 7/15/45).	1,267,504	1,267,504

		12,138,788
TIME DEPOSITS(6)—0.01%
Societe Generale
5.25%, 10/02/06	87,609	87,609

		87,609
VARIABLE & FLOATING RATE NOTES—3.49%
Allstate Life Global Funding II
5.31%-5.39%, 05/04/07-10/26/07(1)(6)	1,248,004	1,248,157
American Express Bank
5.29%, 02/28/07(6)	487,502	487,500
American Express Centurion Bank
5.42%, 07/19/07(6)	536,252	536,744
American Express Credit Corp.
5.43%, 07/05/07(6)	146,250	146,324
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(1)(6)	92,625	92,625
ASIF Global Financing
5.51%, 05/03/07(1)(6)	48,750	48,766
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07(1)(6)	316,876	316,876
Bank of Ireland
5.30%-5.31%, 08/14/07-08/20/07(1)(6)	706,877	706,904
Beta Finance Inc.
5.30%-5.48%, 04/25/07-07/25/07(1)(6)	1,243,129	1,243,185
BMW US Capital LLC
5.33%, 10/15/07(1)(6)	487,502	487,502
BNP Paribas
5.36%, 05/18/07(1)(6)	901,878	901,878
Carlyle Loan Investment Ltd.
5.38%, 04/13/07-07/15/07(1)(6)	355,876	355,876
CC USA Inc.
5.48%, 07/30/07(1)(6)	243,751	243,780
Commodore CDO Ltd.
5.47%, 06/12/07(1)(6)	121,875	121,875
Credit Agricole SA
5.48%, 07/23/07(6)	487,502	487,502
Credit Suisse First Boston NY
5.51%, 04/24/07(6)	243,751	243,760
Cullinan Finance Corp.
5.36%, 04/25/07(1)(6)	121,875	121,875
DEPFA Bank PLC
5.43%, 09/14/07(6)	487,502	487,502
Dorada Finance Inc.
5.47%, 06/27/07-07/17/07(1)(6)	560,627	560,659
Eli Lilly Services Inc.
5.32%, 10/01/07(1)(6)	487,502	487,502
FedEx Corp.
5.58%, 08/08/07	5,000,000	5,000,000
Fifth Third Bancorp
5.31%, 09/21/07(1)(6)	975,003	975,003
Five Finance Inc.
5.32%-5.44%, 12/01/06-07/13/07(1)(6)	487,502	487,468
General Electric Capital Corp.
5.29%-5.46%, 07/09/07-10/24/07(6)	511,877	511,985
Goldman Sachs International
5.37%, 04/01/10(10)	270,000	270,000

Granite Master Issuer PLC
5.30%, 08/20/07(1)(6)	1,706,256	1,706,256
Harrier Finance Funding LLC
5.34%-5.41%, 07/25/07-08/15/07(1)(6)	390,001	390,054
Hartford Life Global Funding Trusts
5.35%-5.55%, 07/13/07-10/15/07(6)	731,252	731,356
HBOS Treasury Services PLC
5.46%, 07/24/07(1)(6)	487,502	487,502
Holmes Financing PLC
5.30%, 07/16/07(1)(6)	853,128	853,128
JP Morgan Chase & Co.
5.30%, 08/02/07(6)	365,626	365,626
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(1)(6)	365,626	365,612
Kestrel Funding LLC
5.31%, 07/11/07(1)(6)	195,001	194,985
Kommunalkredit Austria AG
5.33%, 09/09/07(1)(6)	292,501	292,501
Leafs LLC
5.33%, 01/22/07-02/20/07(1)(6)	508,414	508,414
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(1)(6)	609,377	609,273
Links Finance LLC
5.29%-5.42%, 05/10/07-05/16/07(1)(6)	536,252	536,219
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07(1)(6)	214,807	214,807
Marshall & Ilsley Bank
5.31%, 10/15/07(6)	268,126	268,126
Metropolitan Life Global Funding I
5.34%, 08/06/07(1)(6)	731,252	731,252
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(1)(6)(9)	48,750	48,750
Monumental Global Funding II
5.38%, 12/27/06(1)(6)	97,500	97,508
Mound Financing PLC
5.30%, 05/08/07(1)(6)	458,252	458,252
Natexis Banques Populaires
5.31%-5.38%, 02/05/07-10/15/07(1)(6)	1,462,505	1,462,484
National City Bank of Indiana
5.37%, 05/21/07(6)	243,751	243,764
Nationwide Building Society
5.36%-5.62%, 07/20/07-10/05/07(1)(6)	1,608,755	1,609,096
Newcastle Ltd.
5.35%, 04/24/07(1)(6)	171,844	171,816
Northern Rock PLC
5.37%, 08/03/07(1)(6)	585,002	585,015
Northlake CDO I
5.46%, 09/06/07(1)(6)	146,250	146,250
Principal Life Global Funding I
5.83%, 02/08/07(6)	219,376	219,738
Sedna Finance Inc.
5.36%-5.37%, 05/25/07-08/21/07(1)(6)	706,877	706,864
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07(1)(6)	487,502	487,502
Strips III LLC
5.38%, 07/24/07(1)(6)	115,201	115,201
SunTrust Bank
5.30%, 05/01/07(6)	487,502	487,519
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(1)(6)	1,189,504	1,189,411
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(1)(6)	682,502	682,503
Wachovia Asset Securitization Inc.
5.32%, 10/25/06(1)(6)	678,922	678,922
Wachovia Bank N.A.
5.43%, 05/22/07(6)	975,003	975,003

Wal-Mart Stores Inc.
5.50%, 07/16/07(1)(6)	365,626	365,820
Wells Fargo & Co.
5.34%, 09/14/07(1)(6)	243,751	243,765
WhistleJacket Capital Ltd.
5.29%-5.35%, 04/18/07-06/13/07(1)(6)	365,626	365,625
White Pine Finance LLC
5.29%-5.35%, 05/22/07-08/20/07(1)(6)	1,462,505	1,462,233
Wind Master Trust
5.32%, 07/25/07(1)(6)	195,001	195,001

		37,824,401

TOTAL SHORT-TERM INVESTMENTS
(Cost: $204,767,290)		204,767,290

TOTAL INVESTMENTS IN SECURITIES — 116.17%
(Cost: $1,265,616,360)		1,257,246,459

SECURITIES SOLD SHORT — (1.10)%

U.S. GOVERNMENT AND AGENCY OBLIGATIONS — (1.10)%
Federal National Mortgage Association
5.50%, 10/01/36(5)	(12,000,000)	(11,820,000)

		(11,820,000)
TOTAL SECURITIES SOLD SHORT
(Proceeds: $11,860,313)		(11,820,000)
Other Assets, Less Liabilities — (15.07)%		(163,139,110)

NET ASSETS — 100.00%		$1,082,287,349

(1)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	Investments are denominated in U.S. dollars.
(5)	To-be-announced (TBA). See Note 1.
(6)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(7)	Affiliated issuer. See Note 2.
(8)	The rate quoted is the annualized seven-day yield of the fund at period end.
(9)	The investment adviser has determined that this security or a portion of these securities is illiquid.
(10)	This security is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

See accompanying notes to the schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

As of September 30, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
U.S. 5-Year Note (01/04/07)	574	$60,565,969	$385,514
U.S. 10-Year Note (12/29/06)	488	52,734,500	416,654
U.S. 2-Year Note (01/04/07)	468	95,706,000	184,985
U.S. Long Bond (12/29/06)	(56)	(6,294,750)	(106,253)

			$880,900

As of September 30, 2006, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with Deutsche Bank AG dated 5/28/06 to pay 3.45% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/11.	$12,000,000	$(216,292)
Agreement with JP Morgan Chase & Co. dated 3/28/06 to pay 3.45% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/11.	23,750,000	(428,078)
Agreement with JP Morgan Chase & Co. dated 3/15/04 to receive 0.22% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Deere & Co. 6.95% due 4/25/14. Expiring 3/20/07.	2,000,000	1,687
Agreement with JP Morgan Chase & Co. dated 8/10/06 to receive 0.65% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Con-Way Inc. 8.88% due 5/1/10. Expiring 9/20/13.	2,500,000	(2,742)
Agreement with JP Morgan Chase & Co. dated 9/1/04 to receive 1.19% per year times the notional amount. The Master Portfolio makes payment only upon a default event of iStar Financial Inc. 6.00% due 12/15/10. Expiring 12/20/09.	2,000,000	55,523
Agreement with Lehman Brothers, Inc. dated 3/20/06 to receive 0.36% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	5,250,000	1,531
Agreement with Lehman Brothers, Inc. dated 4/5/06 to receive 0.39% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	2,000,000	1,433

		$(586,938)

Interest-Rate Swaps
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/5/10.	9,000,000	(33,984)
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.10%. Expiring 12/5/15.	5,000,000	(26,882)
Agreement with Deutsche Bank AG dated 3/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.16%. Expiring 3/28/13.	10,000,000	(21,718)
Agreement with Deutsche Bank AG dated 5/16/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.46%. Expiring 5/18/11.	5,000,000	(77,030)
Agreement with Deutsche Bank AG dated 8/17/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.28%. Expiring 8/21/09.	12,300,000	(67,651)
Agreement with Deutsche Bank AG dated 8/22/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.22%. Expiring 8/24/09.	2,500,000	(9,429)
Agreement with Goldman Sachs Group Inc. dated 5/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.53%. Expiring 5/19/11.	2,400,000	(43,163)

Agreement with Goldman Sachs Group Inc. dated 5/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.43%. Expiring 5/24/11.	10,500,000	(149,324)
Agreement with JP Morgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.30%. Expiring 4/20/08.	3,400,000	(6,154)
Agreement with JP Morgan Chase & Co. dated 1/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.90%. Expiring 1/9/16.	6,250,000	(125,620)
Agreement with JP Morgan Chase & Co. dated 11/4/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.19%. Expiring 11/8/15.	40,000,000	58,490
Agreement with JP Morgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.28%. Expiring 3/10/16.	4,000,000	32,308
Agreement with JP Morgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.32%. Expiring 3/10/26.	2,000,000	6,436
Agreement with JP Morgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.31%. Expiring 4/20/09.	2,900,000	(17,089)
Agreement with JP Morgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.38%. Expiring 4/20/11.	1,700,000	(20,445)
Agreement with JP Morgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.45%. Expiring 4/20/13.	900,000	(15,963)
Agreement with JP Morgan Chase & Co. dated 8/2/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.40%. Expiring 8/4/08.	13,000,000	(62,132)
Agreement with JP Morgan Chase & Co. dated 8/2/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.41%. Expiring 8/4/11.	1,600,000	(21,145)
Agreement with JP Morgan Chase & Co. dated 8/24/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.27%. Expiring 8/29/11.	1,000,000	(7,743)
Agreement with JP Morgan Chase & Co. dated 8/24/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.31%. Expiring 8/29/08.	5,600,000	(20,586)

		$(628,824)

Swaptions
Agreement with JP Morgan Chase & Co. dated 6/23/04. Option to enter into a ten-year interest-rate swap, receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 6.46%. Expiring 6/23/09.	18,200,000	$208,288

See accompanying notes to the schedules of investments.

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Security	Face Amount	Value
REPURCHASE AGREEMENTS—99.98%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 5.37%, due 10/2/06, maturity value $28,012,530 (collateralized by U.S. Government obligations, value $28,560,000, 6.64% to 7.00%, 9/1/35 to 10/1/36).	$28,000,000	$28,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, 5.37%, due 10/2/06, maturity value $25,011,188 (collateralized by U.S. Government obligations, value $25,500,000, 5.50%, 12/1/34).	25,000,000	25,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, 5.35%, due 10/2/06, maturity value $28,012,483 (collateralized by U.S. Government obligations, value $28,563,202, 4.46% to 7.03%, 3/1/13 to 7/1/36).	28,000,000	28,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 5.38%, due 10/2/06, maturity value $28,012,553 (collateralized by U.S. Government obligations, value $28,560,000, 3.93% to 6.36%, 3/1/30 to 2/1/43).	28,000,000	28,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 5.38%, due 10/2/06, maturity value $28,369,713 (collateralized by U.S. Government obligations, value $28,925,378, 3.33% to 7.20%,11/1/24 to 3/1/44).	28,357,000	28,357,000
Merrill Lynch Government Securities Tri-Party Repurchase Agreement, 5.37%, due 10/2/06, maturity value $25,011,188 (collateralized by U.S. Government obligations, value $25,750,038, 4.50% to 5.82%, 4/15/32 to 7/25/36).	25,000,000	25,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $162,357,000)		162,357,000

TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $162,357,000)		162,357,000
Other Assets, Less Liabilities — 0.02%		28,177

NET ASSETS — 100.00%		$162,385,177

See accompanying notes to the schedules of investments.

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Security		Value
MASTER PORTFOLIOS—71.50%
Active Stock Master Portfolio(1)		$52,782,056
CoreAlpha Bond Master Portfolio(1)		135,889,313

TOTAL MASTER PORTFOLIOS		188,671,369

Security	Shares	Value
EXCHANGE-TRADED FUNDS—28.19%
iShares Cohen & Steers Realty Majors Index Fund(1)(2)	77,910	7,152,138
iShares Lehman TIPS Bond Fund(1)(2)	263,113	26,613,880
iShares MSCI EAFE Index Fund(1)(2)	401,852	27,225,473
iShares S&P MidCap 400 Index Fund(1)(2)	119,641	9,012,556
iShares S&P SmallCap 600 Index Fund(1)(2)	71,455	4,379,477

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $66,261,979)		74,383,524

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—5.95%

CERTIFICATES OF DEPOSIT(3)—0.24%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$87,867	87,867
Societe Generale
5.33%, 12/08/06	125,524	125,524
Washington Mutual Bank
5.36%, 11/13/06	313,811	313,811
Wells Fargo Bank N.A.
4.78%, 12/05/06	100,420	100,420

		627,622
COMMERCIAL PAPER(3)—0.75%
Amstel Funding Corp.
5.20%-5.27%, 11/21/06-02/13/07(4)	68,007	67,279
ASAP Funding Ltd.
5.29%, 11/02/06(4)	31,381	31,238
Atlantis One Funding
5.30%, 11/14/06(4)	172,230	171,139
Beta Finance Inc.
5.27%, 01/25/07(4)	25,105	24,683
Bryant Park Funding LLC
5.28%, 12/14/06(4)	39,628	39,204
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(4)	63,631	63,228
CC USA Inc.
5.03%, 10/24/06(4)	25,105	25,028
Charta LLC
5.27%-5.30%, 11/06/06-12/14/06(4)	144,353	143,506

Concord Minutemen Capital Co. LLC
5.27%-5.29%, 11/16/06-01/11/07(4)	75,315	74,714
Curzon Funding LLC
5.29%, 11/17/06(4)	125,524	124,676
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	92,602	91,662
Falcon Asset Securitization Corp.
5.30%, 11/06/06(4)	125,524	124,878
Five Finance Inc.
5.19%, 12/01/06(4)	56,486	55,997
Galleon Capital Corp.
5.27%, 12/18/06(4)	17,551	17,353
General Electric Capital Services Inc.
5.22%, 12/11/06	12,552	12,425
Giro Funding US Corp.
5.34%, 10/10/06(4)	62,762	62,688
Grampian Funding LLC
5.03%-5.30%, 10/17/06-11/16/06(4)	60,252	60,021
HBOS Treasury Services PLC
5.27%, 12/15/06	25,105	24,833
KKR Pacific Funding Trust
5.30%, 10/16/06-10/24/06(4)	251,049	250,384
Landale Funding LLC
5.31%, 11/15/06(4)	97,909	97,274
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	68,564	68,129
Mont Blanc Capital Corp.
5.29%, 11/15/06(4)	80,963	80,440
Nationwide Building Society
5.27%, 12/15/06	43,934	43,458
Nestle Capital Corp.
5.19%, 08/09/07	75,315	71,938
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(4)	66,879	65,808
Sydney Capital Corp.
5.27%, 12/08/06(4)	2,994	2,964
Tulip Funding Corp.
5.29%, 11/15/06(4)	66,204	65,776
White Pine Finance LLC
5.12%, 10/27/06(4)	23,724	23,640

		1,984,363
MEDIUM-TERM NOTES(3)—0.20%
Bank of America N.A.
5.28%, 04/20/07	31,381	31,381
Cullinan Finance Corp.
5.71%, 06/28/07(4)	94,143	94,143
K2 USA LLC
5.39%, 06/04/07(4)	94,143	94,143
Marshall & Ilsley Bank
5.18%, 12/15/06	125,524	125,612
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	146,864	146,864
US Bank N.A.
2.85%, 11/15/06	25,105	25,049

		517,192
MONEY MARKET FUNDS—0.39%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(1)(5)	1,043,707	1,043,707

		1,043,707

REPURCHASE AGREEMENTS(3)—1.18%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $251,163 (collateralized by non-U.S. Government debt securities, value $258,720, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$251,049	251,049
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $188,371 (collateralized by non-U.S. Government debt securities, value $207,228, 0.31% to 5.25%, 6/1/35 to 8/25/36).	188,287	188,287
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $188,372 (collateralized by non-U.S. Government debt securities, value $207,228, 0.31% to 5.25%, 6/1/35 to 8/25/36).	188,287	188,287
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $12,558 (collateralized by non-U.S. Government debt securities, value $12,936, 5.75%, 3/15/2016).	12,552	12,552
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $439,535 (collateralized by non-U.S. Government debt securities, value $461,551, 5.87%, 6/25/36).	439,336	439,336
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $138,140 (collateralized by non-U.S. Government debt securities, value $153,453, 0.00% to 10.00%, 5/27/33 to 9/29/36).	138,077	138,077
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $75,350 (collateralized by non-U.S. Government debt securities, value $82,629, 0.00% to 10.00%, 5/27/33 to 9/29/36).	75,315	75,315
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $251,162 (collateralized by non-U.S. Government debt securities, value $263,743, 0.00% to 9.00%, 5/1/17 to 2/25/46).	251,049	251,049
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $188,371 (collateralized by non-U.S. Government debt securities, value $259,976, 0.00% to 8.33%, 10/27/06 to 3/25/37).	188,286	188,286
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $150,698 (collateralized by non-U.S. Government debt securities, value $158,246, 0.00% to 10.00%, 10/1/06 to 9/30/36).	150,629	150,629
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $31,395 (collateralized by non-U.S. Government debt securities, value $32,972, 6.50% to 7.63%, 2/1/07 to 6/1/16).	31,381	31,381
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $251,163 (collateralized by non-U.S. Government debt securities, value $263,749, 0.79% to 9.08%, 8/5/18 to 12/20/54).	251,049	251,049
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $251,163 (collateralized by non-U.S. Government debt securities, value $258,723, 4.85% to 8.60%, 5/1/09 to 12/1/25).	251,049	251,049
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $125,581 (collateralized by non-U.S. Government debt securities, value $137,162, 4.69% to 6.41%, 12/17/19 to 6/25/45).	125,524	125,524
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $169,536 (collateralized by non-U.S. Government debt securities, value $178,416, 0.00% to 10.00%, 10/1/06 to 9/30/36).	169,458	169,458
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $91,231 (collateralized by non-U.S. Government debt securities, value $95,147, 0.00% to 10.00%, 10/1/06 to 9/30/36).(6)	87,867	87,867
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $326,511 (collateralized by non-U.S. Government debt securities, value $342,867, 0.06% to 7.95%, 8/15/13 to 7/15/45).	326,363	326,363

		3,125,558

TIME DEPOSITS(3)—0.01%
Societe Generale
5.25%, 10/02/06	22,558	22,558

		22,558
VARIABLE & FLOATING RATE NOTES(3)—3.18%
Allstate Life Global Funding II
5.31%-5.39%, 05/04/07-10/26/07(4)	321,342	321,382
American Express Bank
5.29%, 02/28/07	125,524	125,524
American Express Centurion Bank
5.42%, 07/19/07	138,077	138,204
American Express Credit Corp.
5.43%, 07/05/07	37,657	37,676
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(4)	23,850	23,850
ASIF Global Financing
5.51%, 05/03/07(4)	12,552	12,557
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07(4)	81,591	81,591
Bank of Ireland
5.30%-5.31%, 08/14/07-08/20/07(4)	182,010	182,017
Beta Finance Inc.
5.30%-5.48%, 04/25/07-07/25/07(4)	320,087	320,102
BMW US Capital LLC
5.33%, 10/15/07(4)	125,524	125,524
BNP Paribas
5.36%, 05/18/07(4)	232,220	232,220
Carlyle Loan Investment Ltd.
5.38%, 04/13/07-07/15/07(4)	91,633	91,632
CC USA Inc.
5.48%, 07/30/07(4)	62,762	62,770
Commodore CDO Ltd.
5.47%, 06/12/07(4)	31,381	31,381
Credit Agricole SA
5.48%, 07/23/07	125,524	125,524
Credit Suisse First Boston NY
5.51%, 04/24/07	62,762	62,765
Cullinan Finance Corp.
5.36%, 04/25/07(4)	31,381	31,381
DEPFA Bank PLC
5.43%, 09/14/07	125,524	125,524
Dorada Finance Inc.
5.47%, 06/27/07-07/17/07(4)	144,353	144,361
Eli Lilly Services Inc.
5.32%, 10/01/07(4)	125,524	125,524
Fifth Third Bancorp
5.31%, 09/21/07(4)	251,049	251,049
Five Finance Inc.
5.32%-5.44%, 12/01/06-07/13/07(4)	125,524	125,515
General Electric Capital Corp.
5.29%-5.46%, 07/09/07-10/24/07	131,801	131,829
Granite Master Issuer PLC
5.30%, 08/20/07(4)	439,335	439,335
Harrier Finance Funding LLC
5.34%-5.41%, 07/25/07-08/15/07(4)	100,420	100,433

Hartford Life Global Funding Trusts
5.35%-5.55%, 07/13/07-10/15/07	188,287	188,313
HBOS Treasury Services PLC
5.46%, 07/24/07(4)	125,524	125,524
Holmes Financing PLC
5.30%, 07/16/07(4)	219,668	219,668
JP Morgan Chase & Co.
5.30%, 08/02/07	94,143	94,143
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(4)	94,143	94,140
Kestrel Funding LLC
5.31%, 07/11/07(4)	50,210	50,206
Kommunalkredit Austria AG
5.33%, 09/09/07(4)	75,315	75,315
Leafs LLC
5.33%, 01/22/07-02/20/07(4)	130,909	130,909
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	156,905	156,879
Links Finance LLC
5.29%-5.42%, 05/10/07-05/16/07(4)	138,077	138,068
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07(4)	55,310	55,310
Marshall & Ilsley Bank
5.31%, 10/15/07	69,038	69,038
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	188,287	188,287
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(6)	12,552	12,552
Monumental Global Funding II
5.38%, 12/27/06(4)	25,105	25,107
Mound Financing PLC
5.30%, 05/08/07(4)	117,993	117,993
Natexis Banques Populaires
5.31%-5.38%, 02/05/07-10/15/07(4)	376,573	376,568
National City Bank of Indiana
5.37%, 05/21/07	62,762	62,766
Nationwide Building Society
5.36%-5.62%, 07/20/07-10/05/07(4)	414,230	414,317
Newcastle Ltd.
5.35%, 04/24/07(4)	44,247	44,240
Northern Rock PLC
5.37%, 08/03/07(4)	150,629	150,632
Northlake CDO I
5.46%, 09/06/07(4)	37,657	37,657
Principal Life Global Funding I
5.83%, 02/08/07	56,486	56,579
Sedna Finance Inc.
5.36%-5.37%, 05/25/07-08/21/07(4)	182,010	182,006
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07(4)	125,524	125,524
Strips III LLC
5.38%, 07/24/07(4)	29,662	29,662
SunTrust Bank
5.30%, 05/01/07	125,524	125,529
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	306,279	306,255
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(4)	175,734	175,734
Wachovia Asset Securitization Inc.
5.32%, 10/25/06(4)	174,812	174,812
Wachovia Bank N.A.
5.43%, 05/22/07	251,049	251,049
Wal-Mart Stores Inc.
5.50%, 07/16/07(4)	94,143	94,193

Wells Fargo & Co.
5.34%, 09/14/07(4)	62,762	62,766
WhistleJacket Capital Ltd.
5.29%-5.35%, 04/18/07-06/13/07(4)	94,143	94,143
White Pine Finance LLC
5.29%-5.35%, 05/22/07-08/20/07(4)	376,573	376,503
Wind Master Trust
5.32%, 07/25/07(4)	50,210	50,210

		8,382,267

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,703,267)		15,703,267

TOTAL INVESTMENTS — 105.64%		278,758,160
Other Assets, Less Liabilities — (5.64)%		(14,879,369)

NET ASSETS — 100.00%		$263,878,791

(1)	Affiliated issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Security		Value
MASTER PORTFOLIOS—69.06%
Active Stock Master Portfolio(1)		$204,103,250
CoreAlpha Bond Master Portfolio(1)		355,470,299

TOTAL MASTER PORTFOLIOS		559,573,549

Security	Shares	Value
EXCHANGE-TRADED FUNDS—30.29%
iShares Cohen & Steers Realty Majors Index Fund(1)(2)	293,766	26,967,719
iShares Lehman TIPS Bond Fund(1)(2)	674,737	68,249,648
iShares MSCI EAFE Index Fund(1)(2)	1,498,451	101,520,055
iShares S&P MidCap 400 Index Fund(1)(2)	430,650	32,440,864
iShares S&P SmallCap 600 Index Fund(1)(2)	266,230	16,317,237

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $213,110,292)		245,495,523

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.32%

CERTIFICATES OF DEPOSIT(3)—0.30%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$338,351	338,351
Societe Generale
5.33%, 12/08/06	483,359	483,359
Washington Mutual Bank
5.36%, 11/13/06	1,208,397	1,208,397
Wells Fargo Bank N.A.
4.78%, 12/05/06	386,687	386,687

		2,416,794
COMMERCIAL PAPER(3)—0.94%
Amstel Funding Corp.
5.20%-5.27%, 11/21/06-02/13/07(4)	261,874	259,069
ASAP Funding Ltd.
5.29%, 11/02/06(4)	120,840	120,289
Atlantis One Funding
5.30%, 11/14/06(4)	663,207	659,009
Beta Finance Inc.
5.27%, 01/25/07(4)	96,672	95,046

Bryant Park Funding LLC
5.28%, 12/14/06(4)	152,596	150,963
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(4)	245,024	243,473
CC USA Inc.
5.03%, 10/24/06(4)	96,672	96,375
Charta LLC
5.27%-5.30%, 11/06/06-12/14/06(4)	555,863	552,598
Concord Minutemen Capital Co. LLC
5.27%-5.29%, 11/16/06-01/11/07(4)	290,015	287,702
Curzon Funding LLC
5.29%, 11/17/06(4)	483,359	480,092
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	356,584	352,964
Falcon Asset Securitization Corp.
5.30%, 11/06/06(4)	483,359	480,868
Five Finance Inc.
5.19%, 12/01/06(4)	217,512	215,630
Galleon Capital Corp.
5.27%, 12/18/06(4)	67,583	66,821
General Electric Capital Services Inc.
5.22%, 12/11/06	48,336	47,845
Giro Funding US Corp.
5.34%, 10/10/06(4)	241,679	241,393
Grampian Funding LLC
5.03%-5.30%, 10/17/06-11/16/06(4)	232,012	231,125
HBOS Treasury Services PLC
5.27%, 12/15/06	96,672	95,626
KKR Pacific Funding Trust
5.30%, 10/16/06-10/24/06(4)	966,718	964,156
Landale Funding LLC
5.31%, 11/15/06(4)	377,020	374,575
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	264,020	262,347
Mont Blanc Capital Corp.
5.29%, 11/15/06(4)	311,767	309,751
Nationwide Building Society
5.27%, 12/15/06	169,176	167,343
Nestle Capital Corp.
5.19%, 08/09/07	290,015	277,012
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(4)	257,534	253,409
Sydney Capital Corp.
5.27%, 12/08/06(4)	11,528	11,415
Tulip Funding Corp.
5.29%, 11/15/06(4)	254,933	253,285
White Pine Finance LLC
5.12%, 10/27/06(4)	91,355	91,030

		7,641,211

MEDIUM-TERM NOTES(3)—0.25%
Bank of America N.A.
5.28%, 04/20/07	120,840	120,840

Cullinan Finance Corp.
5.71%, 06/28/07(4)	362,519	362,519
K2 USA LLC
5.39%, 06/04/07(4)	362,519	362,519
Marshall & Ilsley Bank
5.18%, 12/15/06	483,359	483,696
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	565,530	565,530
US Bank N.A.
2.85%, 11/15/06	96,672	96,457

		1,991,561
MONEY MARKET FUNDS—0.35%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(1)(5)	2,818,037	2,818,037

		2,818,037
REPURCHASE AGREEMENTS(3)—1.49%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $967,155 (collateralized by non-U.S. Government debt securities, value $996,257, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$966,718	966,718
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $725,361 (collateralized by non-U.S. Government debt securities, value $797,976, 0.31% to 5.25%, 6/1/35 to 8/25/36).	725,038	725,038
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $725,367 (collateralized by non-U.S. Government debt securities, value $797,976, 0.31% to 5.25%, 6/1/35 to 8/25/36).	725,038	725,038
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $48,358 (collateralized by non-U.S. Government debt securities, value $49,813, 5.75%, 3/15/2016).	48,336	48,336
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,692,522 (collateralized by non-U.S. Government debt securities, value $1,777,303, 5.87%, 6/25/36).	1,691,756	1,691,756
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $531,938 (collateralized by non-U.S. Government debt securities, value $590,905, 0.00% to 10.00%, 5/27/33 to 9/29/36).	531,695	531,695
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $290,149 (collateralized by non-U.S. Government debt securities, value $318,180, 0.00% to 10.00%, 5/27/33 to 9/29/36).	290,015	290,015
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $967,155 (collateralized by non-U.S. Government debt securities, value $1,015,602, 0.00% to 9.00%, 5/1/17 to 2/25/46).	966,718	966,718

Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $725,366 (collateralized by non-U.S. Government debt securities, value $1,001,093, 0.00% to 8.33%, 10/27/06 to 3/25/37).	725,038	725,038
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $580,298 (collateralized by non-U.S. Government debt securities, value $609,361, 0.00% to 10.00%, 10/1/06 to 9/30/36).	580,031	580,031
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $120,895 (collateralized by non-U.S. Government debt securities, value $126,967, 6.50% to 7.63%, 2/1/07 to 6/1/16).	120,840	120,840
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $967,155 (collateralized by non-U.S. Government debt securities, value $1,015,624, 0.79% to 9.08%, 8/5/18 to 12/20/54).	966,718	966,718
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $967,155 (collateralized by non-U.S. Government debt securities, value $996,270, 4.85% to 8.60%, 5/1/09 to 12/1/25).	966,718	966,718
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $483,578 (collateralized by non-U.S. Government debt securities, value $528,171, 4.69% to 6.41%, 12/17/19 to 6/25/45).	483,359	483,359
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $652,836 (collateralized by non-U.S. Government debt securities, value $687,029, 0.00% to 10.00%, 10/1/06 to 9/30/36).	652,535	652,535
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $351,305 (collateralized by non-U.S. Government debt securities, value $366,383, 0.00% to 10.00%, 10/1/06 to 9/30/36).(6)	338,351	338,351
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $1,257,304 (collateralized by non-U.S. Government debt securities, value $1,320,282, 0.06% to 7.95%, 8/15/13 to 7/15/45).	1,256,733	1,256,733

		12,035,637
TIME DEPOSITS(3)—0.01%
Societe Generale
5.25%, 10/02/06	86,864	86,864

		86,864
VARIABLE & FLOATING RATE NOTES(3)—3.98%
Allstate Life Global Funding II
5.31%-5.39%, 05/04/07-10/26/07(4)	1,237,399	1,237,552
American Express Bank
5.29%, 02/28/07	483,359	483,357
American Express Centurion Bank
5.42%, 07/19/07	531,695	532,183
American Express Credit Corp.
5.43%, 07/05/07	145,008	145,080
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(4)	91,838	91,838
ASIF Global Financing
5.51%, 05/03/07(4)	48,336	48,352

Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07(4)	314,183	314,183
Bank of Ireland
5.30%-5.31%, 08/14/07-08/20/07(4)	700,870	700,897
Beta Finance Inc.
5.30%-5.48%, 04/25/07-07/25/07(4)	1,232,565	1,232,622
BMW US Capital LLC
5.33%, 10/15/07(4)	483,359	483,359
BNP Paribas
5.36%, 05/18/07(4)	894,214	894,214
Carlyle Loan Investment Ltd.
5.38%, 04/13/07-07/15/07(4)	352,852	352,852
CC USA Inc.
5.48%, 07/30/07(4)	241,679	241,708
Commodore CDO Ltd.
5.47%, 06/12/07(4)	120,840	120,840
Credit Agricole SA
5.48%, 07/23/07	483,359	483,359
Credit Suisse First Boston NY
5.51%, 04/24/07	241,679	241,689
Cullinan Finance Corp.
5.36%, 04/25/07(4)	120,840	120,840
DEPFA Bank PLC
5.43%, 09/14/07	483,359	483,359
Dorada Finance Inc.
5.47%, 06/27/07-07/17/07(4)	555,863	555,894
Eli Lilly Services Inc.
5.32%, 10/01/07(4)	483,359	483,359
Fifth Third Bancorp
5.31%, 09/21/07(4)	966,718	966,718
Five Finance Inc.
5.32%-5.44%, 12/01/06-07/13/07(4)	483,359	483,325
General Electric Capital Corp.
5.29%-5.46%, 07/09/07-10/24/07	507,527	507,634
Granite Master Issuer PLC
5.30%, 08/20/07(4)	1,691,756	1,691,756
Harrier Finance Funding LLC
5.34%-5.41%, 07/25/07-08/15/07(4)	386,687	386,739
Hartford Life Global Funding Trusts
5.35%-5.55%, 07/13/07-10/15/07	725,038	725,141
HBOS Treasury Services PLC
5.46%, 07/24/07(4)	483,359	483,359
Holmes Financing PLC
5.30%, 07/16/07(4)	845,878	845,878
JP Morgan Chase & Co.
5.30%, 08/02/07	362,519	362,519
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(4)	362,519	362,505
Kestrel Funding LLC
5.31%, 07/11/07(4)	193,344	193,328
Kommunalkredit Austria AG
5.33%, 09/09/07(4)	290,015	290,015
Leafs LLC
5.33%, 01/22/07-02/20/07(4)	504,094	504,094
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	604,199	604,096

Links Finance LLC
5.29%-5.42%, 05/10/07-05/16/07(4)	531,695	531,662
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07(4)	212,981	212,981
Marshall & Ilsley Bank
5.31%, 10/15/07	265,847	265,847
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	725,038	725,038
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(6)	48,336	48,336
Monumental Global Funding II
5.38%, 12/27/06(4)	96,672	96,679
Mound Financing PLC
5.30%, 05/08/07(4)	454,357	454,357
Natexis Banques Populaires
5.31%-5.38%, 02/05/07-10/15/07(4)	1,450,077	1,450,056
National City Bank of Indiana
5.37%, 05/21/07	241,679	241,692
Nationwide Building Society
5.36%-5.62%, 07/20/07-10/05/07(4)	1,595,085	1,595,422
Newcastle Ltd.
5.35%, 04/24/07(4)	170,384	170,356
Northern Rock PLC
5.37%, 08/03/07(4)	580,031	580,043
Northlake CDO I
5.46%, 09/06/07(4)	145,008	145,008
Principal Life Global Funding I
5.83%, 02/08/07	217,512	217,870
Sedna Finance Inc.
5.36%-5.37%, 05/25/07-08/21/07(4)	700,870	700,857
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07(4)	483,359	483,359
Strips III LLC
5.38%, 07/24/07(4)	114,222	114,222
SunTrust Bank
5.30%, 05/01/07	483,359	483,376
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	1,179,396	1,179,302
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(4)	676,703	676,703
Wachovia Asset Securitization Inc.
5.32%, 10/25/06(4)	673,152	673,152
Wachovia Bank N.A.
5.43%, 05/22/07	966,718	966,718
Wal-Mart Stores Inc.
5.50%, 07/16/07(4)	362,519	362,711
Wells Fargo & Co.
5.34%, 09/14/07(4)	241,679	241,693
WhistleJacket Capital Ltd.
5.29%-5.35%, 04/18/07-06/13/07(4)	362,519	362,518
White Pine Finance LLC
5.29%-5.35%, 05/22/07-08/20/07(4)	1,450,077	1,449,807
Wind Master Trust
5.32%, 07/25/07(4)	193,344	193,344

		32,277,753

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,267,857)		59,267,857

TOTAL INVESTMENTS — 106.67%	864,336,929
Other Assets, Less Liabilities — (6.67)%	(54,101,302)

NET ASSETS — 100.00%	$810,235,627

(1)	Affiliated issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Security		Value
MASTER PORTFOLIOS—64.27%
Active Stock Master Portfolio(1)		$499,160,253
CoreAlpha Bond Master Portfolio(1)		389,978,487

TOTAL MASTER PORTFOLIOS		889,138,740

Security	Shares	Value
EXCHANGE-TRADED FUNDS—34.84%
iShares Cohen & Steers Realty Majors Index Fund(1)(2)	658,406	60,441,671
iShares Lehman TIPS Bond Fund(1)(2)	703,435	71,152,450
iShares MSCI EAFE Index Fund(1)(2)	3,541,221	239,917,723
iShares S&P MidCap 400 Index Fund(1)(2)	975,131	73,456,618
iShares S&P SmallCap 600 Index Fund(1)(2)	603,586	36,993,786

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $408,774,440)		481,962,248

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.64%

CERTIFICATES OF DEPOSIT(3)—0.31%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$602,709	602,709
Societe Generale
5.33%, 12/08/06	861,014	861,014
Washington Mutual Bank
5.36%, 11/13/06	2,152,534	2,152,534
Wells Fargo Bank N.A.
4.78%, 12/05/06	688,811	688,811

		4,305,068
COMMERCIAL PAPER(3)—0.98%
Amstel Funding Corp.
5.20%-5.27%, 11/21/06-02/13/07(4)	466,480	461,481
ASAP Funding Ltd.
5.29%, 11/02/06(4)	215,253	214,273
Atlantis One Funding
5.30%, 11/14/06(4)	1,181,379	1,173,901
Beta Finance Inc.
5.27%, 01/25/07(4)	172,203	169,306

Bryant Park Funding LLC
5.28%, 12/14/06(4)	271,822	268,912
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(4)	436,465	433,702
CC USA Inc.
5.03%, 10/24/06(4)	172,203	171,673
Charta LLC
5.27%-5.30%, 11/06/06-12/14/06(4)	990,166	984,350
Concord Minutemen Capital Co. LLC
5.27%-5.29%, 11/16/06-01/11/07(4)	516,608	512,488
Curzon Funding LLC
5.29%, 11/17/06(4)	861,014	855,194
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	635,187	628,740
Falcon Asset Securitization Corp.
5.30%, 11/06/06(4)	861,014	856,577
Five Finance Inc.
5.19%, 12/01/06(4)	387,456	384,105
Galleon Capital Corp.
5.27%, 12/18/06(4)	120,387	119,030
General Electric Capital Services Inc.
5.22%, 12/11/06	86,101	85,227
Giro Funding US Corp.
5.34%, 10/10/06(4)	430,507	429,996
Grampian Funding LLC
5.03%-5.30%, 10/17/06-11/16/06(4)	413,286	411,706
HBOS Treasury Services PLC
5.27%, 12/15/06	172,203	170,339
KKR Pacific Funding Trust
5.30%, 10/16/06-10/24/06(4)	1,722,027	1,717,464
Landale Funding LLC
5.31%, 11/15/06(4)	671,591	667,236
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	470,303	467,322
Mont Blanc Capital Corp.
5.29%, 11/15/06(4)	555,354	551,763
Nationwide Building Society
5.27%, 12/15/06	301,355	298,090
Nestle Capital Corp.
5.19%, 08/09/07	516,608	493,446
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(4)	458,748	451,400
Sydney Capital Corp.
5.27%, 12/08/06(4)	20,535	20,334
Tulip Funding Corp.
5.29%, 11/15/06(4)	454,116	451,180
White Pine Finance LLC
5.12%, 10/27/06(4)	162,732	162,153

		13,611,388
MEDIUM-TERM NOTES(3)—0.26%
Bank of America N.A.
5.28%, 04/20/07	215,253	215,253
Cullinan Finance Corp.
5.71%, 06/28/07(4)	645,760	645,760
K2 USA LLC
5.39%, 06/04/07(4)	645,760	645,760

Marshall & Ilsley Bank
5.18%, 12/15/06	861,014	861,614
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	1,007,386	1,007,386
US Bank N.A.
2.85%, 11/15/06	172,203	171,821

		3,547,594
MONEY MARKET FUNDS—0.37%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(1)(5)	5,111,306	5,111,306

		5,111,306
REPURCHASE AGREEMENTS(3)—1.55%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,722,806 (collateralized by non-U.S. Government debt securities, value $1,774,645, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$1,722,027	1,722,027
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $1,292,096 (collateralized by non-U.S. Government debt securities, value $1,421,445, 0.31% to 5.25%, 6/1/35 to 8/25/36).	1,291,520	1,291,520
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $1,292,105 (collateralized by non-U.S. Government debt securities, value $1,421,445, 0.31% to 5.25%, 6/1/35 to 8/25/36).	1,291,520	1,291,520
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $86,140 (collateralized by non-U.S. Government debt securities, value $88,732, 5.75%, 3/15/2016).	86,101	86,101
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $3,014,911 (collateralized by non-U.S. Government debt securities, value $3,165,932, 5.87%, 6/25/36).	3,013,547	3,013,547
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $947,548 (collateralized by non-U.S. Government debt securities, value $1,052,587, 0.00% to 10.00%, 5/27/33 to 9/29/36).	947,115	947,115
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $516,846 (collateralized by non-U.S. Government debt securities, value $566,778, 0.00% to 10.00%, 5/27/33 to 9/29/36).	516,608	516,608
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $1,722,805 (collateralized by non-U.S. Government debt securities, value $1,809,104, 0.00% to 9.00%, 5/1/17 to 2/25/46).	1,722,027	1,722,027
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,292,105 (collateralized by non-U.S. Government debt securities, value $1,783,260, 0.00% to 8.33%, 10/27/06 to 3/25/37).	1,291,521	1,291,521

Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $1,033,692 (collateralized by non-U.S. Government debt securities, value $1,085,463, 0.00% to 10.00%, 10/1/06 to 9/30/36).	1,033,216	1,033,216
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $215,351 (collateralized by non-U.S. Government debt securities, value $226,168, 6.50% to 7.63%, 2/1/07 to 6/1/16).	215,253	215,253
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,722,806 (collateralized by non-U.S. Government debt securities, value $1,809,144, 0.79% to 9.08%, 8/5/18 to 12/20/54).	1,722,027	1,722,027
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,722,806 (collateralized by non-U.S. Government debt securities, value $1,774,668, 4.85% to 8.60%, 5/1/09 to 12/1/25).	1,722,027	1,722,027
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $861,404 (collateralized by non-U.S. Government debt securities, value $940,837, 4.69% to 6.41%, 12/17/19 to 6/25/45).	861,014	861,014
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $1,162,904 (collateralized by non-U.S. Government debt securities, value $1,223,814, 0.00% to 10.00%, 10/1/06 to 9/30/36).	1,162,368	1,162,368
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $625,784 (collateralized by non-U.S. Government debt securities, value $652,643, 0.00% to 10.00%, 10/1/06 to 9/30/36).(6)	602,709	602,709
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $2,239,652 (collateralized by non-U.S. Government debt securities, value $2,351,836, 0.06% to 7.95%, 8/15/13 to 7/15/45).	2,238,635	2,238,635

		21,439,235
TIME DEPOSITS(3)—0.01%
Societe Generale
5.25%, 10/02/06	154,733	154,733

		154,733
VARIABLE & FLOATING RATE NOTES(3)—4.16%
Allstate Life Global Funding II
5.31%-5.39%, 05/04/07-10/26/07(4)	2,204,195	2,204,467
American Express Bank
5.29%, 02/28/07	861,014	861,011
American Express Centurion Bank
5.42%, 07/19/07	947,115	947,984
American Express Credit Corp.
5.43%, 07/05/07	258,304	258,434
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(4)	163,593	163,593
ASIF Global Financing
5.51%, 05/03/07(4)	86,101	86,130
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07(4)	559,659	559,659
Bank of Ireland
5.30%-5.31%, 08/14/07-08/20/07(4)	1,248,470	1,248,516
Beta Finance Inc.
5.30%-5.48%, 04/25/07-07/25/07(4)	2,195,584	2,195,685

BMW US Capital LLC
5.33%, 10/15/07(4)	861,014	861,014
BNP Paribas
5.36%, 05/18/07(4)	1,592,875	1,592,875
Carlyle Loan Investment Ltd.
5.38%, 04/13/07-07/15/07(4)	628,540	628,539
CC USA Inc.
5.48%, 07/30/07(4)	430,507	430,558
Commodore CDO Ltd.
5.47%, 06/12/07(4)	215,253	215,253
Credit Agricole SA
5.48%, 07/23/07	861,014	861,014
Credit Suisse First Boston NY
5.51%, 04/24/07	430,507	430,523
Cullinan Finance Corp.
5.36%, 04/25/07(4)	215,253	215,253
DEPFA Bank PLC
5.43%, 09/14/07	861,014	861,014
Dorada Finance Inc.
5.47%, 06/27/07-07/17/07(4)	990,166	990,222
Eli Lilly Services Inc.
5.32%, 10/01/07(4)	861,014	861,014
Fifth Third Bancorp
5.31%, 09/21/07(4)	1,722,027	1,722,027
Five Finance Inc.
5.32%-5.44%, 12/01/06-07/13/07(4)	861,014	860,954
General Electric Capital Corp.
5.29%-5.46%, 07/09/07-10/24/07	904,064	904,255
Granite Master Issuer PLC
5.30%, 08/20/07(4)	3,013,547	3,013,547
Harrier Finance Funding LLC
5.34%-5.41%, 07/25/07-08/15/07(4)	688,811	688,903
Hartford Life Global Funding Trusts
5.35%-5.55%, 07/13/07-10/15/07	1,291,520	1,291,703
HBOS Treasury Services PLC
5.46%, 07/24/07(4)	861,014	861,014
Holmes Financing PLC
5.30%, 07/16/07(4)	1,506,774	1,506,774
JP Morgan Chase & Co.
5.30%, 08/02/07	645,760	645,760
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(4)	645,760	645,735
Kestrel Funding LLC
5.31%, 07/11/07(4)	344,405	344,377
Kommunalkredit Austria AG
5.33%, 09/09/07(4)	516,608	516,608
Leafs LLC
5.33%, 01/22/07-02/20/07(4)	897,949	897,948
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	1,076,267	1,076,084
Links Finance LLC
5.29%-5.42%, 05/10/07-05/16/07(4)	947,115	947,056
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07(4)	379,386	379,386
Marshall & Ilsley Bank
5.31%, 10/15/07	473,557	473,557
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	1,291,520	1,291,520

Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(6)	86,101	86,101
Monumental Global Funding II
5.38%, 12/27/06(4)	172,203	172,215
Mound Financing PLC
5.30%, 05/08/07(4)	809,353	809,353
Natexis Banques Populaires
5.31%-5.38%, 02/05/07-10/15/07(4)	2,583,041	2,583,003
National City Bank of Indiana
5.37%, 05/21/07	430,507	430,530
Nationwide Building Society
5.36%-5.62%, 07/20/07-10/05/07(4)	2,841,345	2,841,945
Newcastle Ltd.
5.35%, 04/24/07(4)	303,507	303,457
Northern Rock PLC
5.37%, 08/03/07(4)	1,033,216	1,033,238
Northlake CDO I
5.46%, 09/06/07(4)	258,304	258,304
Principal Life Global Funding I
5.83%, 02/08/07	387,456	388,096
Sedna Finance Inc.
5.36%-5.37%, 05/25/07-08/21/07(4)	1,248,470	1,248,445
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07(4)	861,014	861,014
Strips III LLC
5.38%, 07/24/07(4)	203,464	203,464
SunTrust Bank
5.30%, 05/01/07	861,014	861,044
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	2,100,873	2,100,706
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(4)	1,205,419	1,205,419
Wachovia Asset Securitization Inc.
5.32%, 10/25/06(4)	1,199,095	1,199,095
Wachovia Bank N.A.
5.43%, 05/22/07	1,722,027	1,722,027
Wal-Mart Stores Inc.
5.50%, 07/16/07(4)	645,760	646,102
Wells Fargo & Co.
5.34%, 09/14/07(4)	430,507	430,531
WhistleJacket Capital Ltd.
5.29%-5.35%, 04/18/07-06/13/07(4)	645,760	645,757
White Pine Finance LLC
5.29%-5.35%, 05/22/07-08/20/07(4)	2,583,041	2,582,561
Wind Master Trust
5.32%, 07/25/07(4)	344,405	344,405

		57,496,778

TOTAL SHORT-TERM INVESTMENTS
(Cost: $105,666,102)		105,666,102

TOTAL INVESTMENTS — 106.75%		1,476,767,090
Other Assets, Less Liabilities — (6.75)%		(93,405,647)

NET ASSETS — 100.00%		$1,383,361,443

(1)	Affiliated issuer. See Note 2.

(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Security		Value
MASTER PORTFOLIOS—60.59%
Active Stock Master Portfolio(1)		$418,303,498
CoreAlpha Bond Master Portfolio(1)		154,855,379

TOTAL MASTER PORTFOLIOS		573,158,877

Security	Shares	Value
EXCHANGE-TRADED FUNDS—38.23%
iShares Cohen & Steers Realty Majors Index Fund(1)(2)	533,480	48,973,464
iShares Lehman TIPS Bond Fund(1)(2)	253,833	25,675,208
iShares MSCI EAFE Index Fund(1)(2)	2,916,439	197,588,742
iShares S&P MidCap 400 Index Fund(1)	783,112	58,991,827
iShares S&P SmallCap 600 Index Fund(1)(2)	495,185	30,349,889

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $306,550,434)		361,579,130

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.50%

CERTIFICATES OF DEPOSIT(3)—0.29%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$392,704	392,704
Societe Generale
5.33%, 12/08/06	561,005	561,005
Washington Mutual Bank
5.36%, 11/13/06	1,402,513	1,402,513
Wells Fargo Bank N.A.
4.78%, 12/05/06	448,804	448,804

		2,805,026

COMMERCIAL PAPER(3)—0.94%
Amstel Funding Corp.
5.20%-5.27%, 11/21/06-02/13/07(4)	303,941	300,686
ASAP Funding Ltd.
5.29%, 11/02/06(4)	140,251	139,612
Atlantis One Funding
5.30%, 11/14/06(4)	769,744	764,871
Beta Finance Inc.
5.27%, 01/25/07(4)	112,201	110,314

Bryant Park Funding LLC
5.28%, 12/14/06(4)	177,109	175,213
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(4)	284,385	282,584
CC USA Inc.
5.03%, 10/24/06(4)	112,201	111,856
Charta LLC
5.27%-5.30%, 11/06/06-12/14/06(4)	645,156	641,366
Concord Minutemen Capital Co. LLC
5.27%-5.29%, 11/16/06-01/11/07(4)	336,603	333,919
Curzon Funding LLC
5.29%, 11/17/06(4)	561,005	557,213
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	413,865	409,664
Falcon Asset Securitization Corp.
5.30%, 11/06/06(4)	561,005	558,114
Five Finance Inc.
5.19%, 12/01/06(4)	252,452	250,269
Galleon Capital Corp.
5.27%, 12/18/06(4)	78,440	77,556
General Electric Capital Services Inc.
5.22%, 12/11/06	56,101	55,531
Giro Funding US Corp.
5.34%, 10/10/06(4)	280,503	280,170
Grampian Funding LLC
5.03%-5.30%, 10/17/06-11/16/06(4)	269,283	268,252
HBOS Treasury Services PLC
5.27%, 12/15/06	112,201	110,987
KKR Pacific Funding Trust
5.30%, 10/16/06-10/24/06(4)	1,122,010	1,119,037
Landale Funding LLC
5.31%, 11/15/06(4)	437,584	434,747
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	306,432	304,490
Mont Blanc Capital Corp.
5.29%, 11/15/06(4)	361,848	359,509
Nationwide Building Society
5.27%, 12/15/06	196,352	194,225
Nestle Capital Corp.
5.19%, 08/09/07	336,603	321,511
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(4)	298,904	294,116
Sydney Capital Corp.
5.27%, 12/08/06(4)	13,380	13,249
Tulip Funding Corp.
5.29%, 11/15/06(4)	295,885	293,972
White Pine Finance LLC
5.12%, 10/27/06(4)	106,030	105,653

		8,868,686

MEDIUM-TERM NOTES(3)—0.24%
Bank of America N.A.
5.28%, 04/20/07	140,251	140,251
Cullinan Finance Corp.
5.71%, 06/28/07(4)	420,754	420,754
K2 USA LLC
5.39%, 06/04/07(4)	420,754	420,754

Marshall & Ilsley Bank
5.18%, 12/15/06	561,005	561,397
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	656,376	656,376
US Bank N.A.
2.85%, 11/15/06	112,201	111,952

		2,311,484
MONEY MARKET FUNDS—0.58%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(1)(5)	5,473,224	5,473,224

		5,473,224
REPURCHASE AGREEMENTS(3)—1.48%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,122,518 (collateralized by non-U.S. Government debt securities, value $1,156,295, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$1,122,010	1,122,010
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $841,883 (collateralized by non-U.S. Government debt securities, value $926,162, 0.31% to 5.25%, 6/1/35 to 8/25/36).	841,508	841,508
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $841,889 (collateralized by non-U.S. Government debt securities, value $926,162, 0.31% to 5.25%, 6/1/35 to 8/25/36).	841,508	841,508
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $56,126 (collateralized by non-U.S. Government debt securities, value $57,815, 5.75%, 3/15/2016).	56,101	56,101
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,964,406 (collateralized by non-U.S. Government debt securities, value $2,062,807, 5.87%, 6/25/36).	1,963,518	1,963,518
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $617,388 (collateralized by non-U.S. Government debt securities, value $685,828, 0.00% to 10.00%, 5/27/33 to 9/29/36).	617,106	617,106
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $336,758 (collateralized by non-U.S. Government debt securities, value $369,292, 0.00% to 10.00%, 5/27/33 to 9/29/36).	336,603	336,603
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $1,122,517 (collateralized by non-U.S. Government debt securities, value $1,178,747, 0.00% to 9.00%, 5/1/17 to 2/25/46).	1,122,010	1,122,010
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $841,889 (collateralized by non-U.S. Government debt securities, value $1,161,908, 0.00% to 8.33%, 10/27/06 to 3/25/37).	841,508	841,508

Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $673,516 (collateralized by non-U.S. Government debt securities, value $707,248, 0.00% to 10.00%, 10/1/06 to 9/30/36).	673,206	673,206
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $140,315 (collateralized by non-U.S. Government debt securities, value $147,363, 6.50% to 7.63%, 2/1/07 to 6/1/16).	140,251	140,251
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,122,518 (collateralized by non-U.S. Government debt securities, value $1,178,773, 0.79% to 9.08%, 8/5/18 to 12/20/54).	1,122,010	1,122,010
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,122,518 (collateralized by non-U.S. Government debt securities, value $1,156,309, 4.85% to 8.60%, 5/1/09 to 12/1/25).	1,122,010	1,122,010
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $561,259 (collateralized by non-U.S. Government debt securities, value $613,015, 4.69% to 6.41%, 12/17/19 to 6/25/45).	561,005	561,005
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $757,706 (collateralized by non-U.S. Government debt securities, value $797,393, 0.00% to 10.00%, 10/1/06 to 9/30/36).	757,357	757,357
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $407,739 (collateralized by non-U.S. Government debt securities, value $425,239, 0.00% to 10.00%, 10/1/06 to 9/30/36).(6)	392,704	392,704
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $1,459,276 (collateralized by non-U.S. Government debt securities, value $1,532,371, 0.06% to 7.95%, 8/15/13 to 7/15/45).	1,458,614	1,458,614

		13,969,029
TIME DEPOSITS(3)—0.01%
Societe Generale
5.25%, 10/02/06	100,818	100,818

		100,818
VARIABLE & FLOATING RATE NOTES(3)—3.96%
Allstate Life Global Funding II
5.31%-5.39%, 05/04/07-10/26/07(4)	1,436,173	1,436,352
American Express Bank
5.29%, 02/28/07	561,005	561,004
American Express Centurion Bank
5.42%, 07/19/07	617,106	617,672
American Express Credit Corp.
5.43%, 07/05/07	168,302	168,386
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(4)	106,591	106,591
ASIF Global Financing
5.51%, 05/03/07(4)	56,101	56,119
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07(4)	364,653	364,653
Bank of Ireland
5.30%-5.31%, 08/14/07-08/20/07(4)	813,458	813,488
Beta Finance Inc.
5.30%-5.48%, 04/25/07-07/25/07(4)	1,430,563	1,430,629
BMW US Capital LLC
5.33%, 10/15/07(4)	561,005	561,005

BNP Paribas
5.36%, 05/18/07(4)	1,037,860	1,037,860
Carlyle Loan Investment Ltd.
5.38%, 04/13/07-07/15/07(4)	409,534	409,534
CC USA Inc.
5.48%, 07/30/07(4)	280,503	280,536
Commodore CDO Ltd.
5.47%, 06/12/07(4)	140,251	140,251
Credit Agricole SA
5.48%, 07/23/07	561,005	561,005
Credit Suisse First Boston NY
5.51%, 04/24/07	280,503	280,513
Cullinan Finance Corp.
5.36%, 04/25/07(4)	140,251	140,251
DEPFA Bank PLC
5.43%, 09/14/07	561,005	561,005
Dorada Finance Inc.
5.47%, 06/27/07-07/17/07(4)	645,156	645,192
Eli Lilly Services Inc.
5.32%, 10/01/07(4)	561,005	561,005
Fifth Third Bancorp
5.31%, 09/21/07(4)	1,122,010	1,122,010
Five Finance Inc.
5.32%-5.44%, 12/01/06-07/13/07(4)	561,005	560,967
General Electric Capital Corp.
5.29%-5.46%, 07/09/07-10/24/07	589,055	589,180
Granite Master Issuer PLC
5.30%, 08/20/07(4)	1,963,518	1,963,518
Harrier Finance Funding LLC
5.34%-5.41%, 07/25/07-08/15/07(4)	448,804	448,865
Hartford Life Global Funding Trusts
5.35%-5.55%, 07/13/07-10/15/07	841,508	841,626
HBOS Treasury Services PLC
5.46%, 07/24/07(4)	561,005	561,005
Holmes Financing PLC
5.30%, 07/16/07(4)	981,759	981,759
JP Morgan Chase & Co.
5.30%, 08/02/07	420,754	420,754
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(4)	420,754	420,738
Kestrel Funding LLC
5.31%, 07/11/07(4)	224,402	224,384
Kommunalkredit Austria AG
5.33%, 09/09/07(4)	336,603	336,603
Leafs LLC
5.33%, 01/22/07-02/20/07(4)	585,071	585,071
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	701,257	701,137
Links Finance LLC
5.29%-5.42%, 05/10/07-05/16/07(4)	617,106	617,068
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07(4)	247,194	247,194
Marshall & Ilsley Bank
5.31%, 10/15/07	308,553	308,553
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	841,508	841,508

Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(6)	56,101	56,101
Monumental Global Funding II
5.38%, 12/27/06(4)	112,201	112,209
Mound Financing PLC
5.30%, 05/08/07(4)	527,345	527,345
Natexis Banques Populaires
5.31%-5.38%, 02/05/07-10/15/07(4)	1,683,016	1,682,991
National City Bank of Indiana
5.37%, 05/21/07	280,503	280,518
Nationwide Building Society
5.36%-5.62%, 07/20/07-10/05/07(4)	1,851,317	1,851,708
Newcastle Ltd.
5.35%, 04/24/07(4)	197,754	197,722
Northern Rock PLC
5.37%, 08/03/07(4)	673,206	673,221
Northlake CDO I
5.46%, 09/06/07(4)	168,302	168,302
Principal Life Global Funding I
5.83%, 02/08/07	252,452	252,869
Sedna Finance Inc.
5.36%-5.37%, 05/25/07-08/21/07(4)	813,458	813,441
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07(4)	561,005	561,005
Strips III LLC
5.38%, 07/24/07(4)	132,570	132,570
SunTrust Bank
5.30%, 05/01/07	561,005	561,025
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	1,368,853	1,368,744
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(4)	785,407	785,407
Wachovia Asset Securitization Inc.
5.32%, 10/25/06(4)	781,287	781,287
Wachovia Bank N.A.
5.43%, 05/22/07	1,122,010	1,122,010
Wal-Mart Stores Inc.
5.50%, 07/16/07(4)	420,754	420,977
Wells Fargo & Co.
5.34%, 09/14/07(4)	280,503	280,518
WhistleJacket Capital Ltd.
5.29%-5.35%, 04/18/07-06/13/07(4)	420,754	420,752
White Pine Finance LLC
5.29%-5.35%, 05/22/07-08/20/07(4)	1,683,016	1,682,703
Wind Master Trust
5.32%, 07/25/07(4)	224,402	224,402

		37,462,818

TOTAL SHORT-TERM INVESTMENTS
(Cost: $70,991,085)		70,991,085

TOTAL INVESTMENTS — 106.32%		1,005,729,092
Other Assets, Less Liabilities — (6.32)%		(59,818,499)

NET ASSETS — 100.00%		$945,910,593

(1)	Affiliated issuer. See Note 2.

(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Security		Value
MASTER PORTFOLIOS—57.98%
Active Stock Master Portfolio(1)		$327,499,339
CoreAlpha Bond Master Portfolio(1)		46,093,871

TOTAL MASTER PORTFOLIOS		373,593,210

Security	Shares	Value
EXCHANGE-TRADED FUNDS—40.47%
iShares Cohen & Steers Realty Majors Index Fund(1)(2)	411,385	37,765,143
iShares MSCI EAFE Index Fund(1)(2)	2,274,823	154,119,258
iShares S&P MidCap 400 Index Fund(1)(2)	607,318	45,749,265
iShares S&P SmallCap 600 Index Fund(1)(2)	377,335	23,126,862

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $223,503,742)		260,760,528

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.57%

CERTIFICATES OF DEPOSIT(3)—0.35%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$315,307	315,307
Societe Generale
5.33%, 12/08/06	450,439	450,439
Washington Mutual Bank
5.36%, 11/13/06	1,126,097	1,126,097
Wells Fargo Bank N.A.
4.78%, 12/05/06	360,351	360,351

		2,252,194
COMMERCIAL PAPER(3)—1.10%
Amstel Funding Corp.
5.20%-5.27%, 11/21/06-02/13/07(4)	244,039	241,420
ASAP Funding Ltd.
5.29%, 11/02/06(4)	112,610	112,097
Atlantis One Funding
5.30%, 11/14/06(4)	618,038	614,126
Beta Finance Inc.
5.27%, 01/25/07(4)	90,088	88,573
Bryant Park Funding LLC
5.28%, 12/14/06(4)	142,204	140,681

Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(4)	228,336	226,891
CC USA Inc.
5.03%, 10/24/06(4)	90,088	89,811
Charta LLC
5.27%-5.30%, 11/06/06-12/14/06(4)	518,005	514,962
Concord Minutemen Capital Co. LLC
5.27%-5.29%, 11/16/06-01/11/07(4)	270,263	268,108
Curzon Funding LLC
5.29%, 11/17/06(4)	450,439	447,394
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	332,298	328,925
Falcon Asset Securitization Corp.
5.30%, 11/06/06(4)	450,439	448,118
Five Finance Inc.
5.19%, 12/01/06(4)	202,697	200,944
Galleon Capital Corp.
5.27%, 12/18/06(4)	62,980	62,270
General Electric Capital Services Inc.
5.22%, 12/11/06	45,044	44,587
Giro Funding US Corp.
5.34%, 10/10/06(4)	225,219	224,952
Grampian Funding LLC
5.03%-5.30%, 10/17/06-11/16/06(4)	216,211	215,384
HBOS Treasury Services PLC
5.27%, 12/15/06	90,088	89,113
KKR Pacific Funding Trust
5.30%, 10/16/06-10/24/06(4)	900,878	898,490
Landale Funding LLC
5.31%, 11/15/06(4)	351,342	349,064
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	246,039	244,480
Mont Blanc Capital Corp.
5.29%, 11/15/06(4)	290,533	288,655
Nationwide Building Society
5.27%, 12/15/06	157,654	155,946
Nestle Capital Corp.
5.19%, 08/09/07	270,263	258,146
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(4)	239,994	236,150
Sydney Capital Corp.
5.27%, 12/08/06(4)	10,743	10,638
Tulip Funding Corp.
5.29%, 11/15/06(4)	237,570	236,034
White Pine Finance LLC
5.12%, 10/27/06(4)	85,133	84,830

		7,120,789
MEDIUM-TERM NOTES(3)—0.29%
Bank of America N.A.
5.28%, 04/20/07	112,610	112,610
Cullinan Finance Corp.
5.71%, 06/28/07(4)	337,829	337,829
K2 USA LLC
5.39%, 06/04/07(4)	337,829	337,829

Marshall & Ilsley Bank
5.18%, 12/15/06	450,439	450,753
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	527,013	527,014
US Bank N.A.
2.85%, 11/15/06	90,088	89,888

		1,855,923
MONEY MARKET FUNDS—0.41%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(1)(5)	2,625,643	2,625,643

		2,625,643
REPURCHASE AGREEMENTS(3)—1.74%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $901,286 (collateralized by non-U.S. Government debt securities, value $928,405, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$900,878	900,878
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $675,959 (collateralized by non-U.S. Government debt securities, value $743,628, 0.31% to 5.25%, 6/1/35 to 8/25/36).	675,658	675,658
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $675,964 (collateralized by non-U.S. Government debt securities, value $743,628, 0.31% to 5.25%, 6/1/35 to 8/25/36).	675,658	675,658
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $45,064 (collateralized by non-U.S. Government debt securities, value $46,420, 5.75%, 3/15/2016).	45,044	45,044
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $1,577,249 (collateralized by non-U.S. Government debt securities, value $1,656,256, 5.87%, 6/25/36).	1,576,536	1,576,536
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $495,710 (collateralized by non-U.S. Government debt securities, value $550,661, 0.00% to 10.00%, 5/27/33 to 9/29/36).	495,483	495,483
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $270,388 (collateralized by non-U.S. Government debt securities, value $296,510, 0.00% to 10.00%, 5/27/33 to 9/29/36).	270,263	270,263
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $901,285 (collateralized by non-U.S. Government debt securities, value $946,432, 0.00% to 9.00%, 5/1/17 to 2/25/46).	900,878	900,878
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $675,964 (collateralized by non-U.S. Government debt securities, value $932,912, 0.00% to 8.33%, 10/27/06 to 3/25/37).	675,658	675,658
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $540,776 (collateralized by non-U.S. Government debt securities, value $567,859, 0.00% to 10.00%, 10/1/06 to 9/30/36).	540,527	540,527

JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $112,661 (collateralized by non-U.S. Government debt securities, value $118,320, 6.50% to 7.63%, 2/1/07 to 6/1/16).	112,610	112,610
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $901,286 (collateralized by non-U.S. Government debt securities, value $946,453, 0.79% to 9.08%, 8/5/18 to 12/20/54).	900,878	900,878
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $901,286 (collateralized by non-U.S. Government debt securities, value $928,417, 4.85% to 8.60%, 5/1/09 to 12/1/25).	900,878	900,878
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $450,643 (collateralized by non-U.S. Government debt securities, value $492,199, 4.69% to 6.41%, 12/17/19 to 6/25/45).	450,439	450,439
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $608,372 (collateralized by non-U.S. Government debt securities, value $640,238, 0.00% to 10.00%, 10/1/06 to 9/30/36).	608,092	608,092
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $327,379 (collateralized by non-U.S. Government debt securities, value $341,430, 0.00% to 10.00%, 10/1/06 to 9/30/36).(6)	315,307	315,307
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $1,171,673 (collateralized by non-U.S. Government debt securities, value $1,230,362, 0.06% to 7.95%, 8/15/13 to 7/15/45).	1,171,141	1,171,141

		11,215,928
TIME DEPOSITS(3)—0.01%
Societe Generale
5.25%, 10/02/06	80,948	80,948

		80,948
VARIABLE & FLOATING RATE NOTES(3)—4.67%
Allstate Life Global Funding II
5.31%-5.39%, 05/04/07-10/26/07(4)	1,153,123	1,153,267
American Express Bank
5.29%, 02/28/07	450,439	450,437
American Express Centurion Bank
5.42%, 07/19/07	495,483	495,938
American Express Credit Corp.
5.43%, 07/05/07	135,132	135,199
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(4)	85,583	85,583
ASIF Global Financing
5.51%, 05/03/07(4)	45,044	45,059
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07(4)	292,785	292,785
Bank of Ireland
5.30%-5.31%, 08/14/07-08/20/07(4)	653,136	653,161
Beta Finance Inc.
5.30%-5.48%, 04/25/07-07/25/07(4)	1,148,619	1,148,672
BMW US Capital LLC
5.33%, 10/15/07(4)	450,439	450,439
BNP Paribas
5.36%, 05/18/07(4)	833,312	833,312
Carlyle Loan Investment Ltd.
5.38%, 04/13/07-07/15/07(4)	328,820	328,820

CC USA Inc.
5.48%, 07/30/07(4)	225,219	225,246
Commodore CDO Ltd.
5.47%, 06/12/07(4)	112,610	112,610
Credit Agricole SA
5.48%, 07/23/07	450,439	450,439
Credit Suisse First Boston NY
5.51%, 04/24/07	225,219	225,228
Cullinan Finance Corp.
5.36%, 04/25/07(4)	112,610	112,610
DEPFA Bank PLC
5.43%, 09/14/07	450,439	450,439
Dorada Finance Inc.
5.47%, 06/27/07-07/17/07(4)	518,005	518,034
Eli Lilly Services Inc.
5.32%, 10/01/07(4)	450,439	450,439
Fifth Third Bancorp
5.31%, 09/21/07(4)	900,878	900,878
Five Finance Inc.
5.32%-5.44%, 12/01/06-07/13/07(4)	450,439	450,408
General Electric Capital Corp.
5.29%-5.46%, 07/09/07-10/24/07	472,961	473,060
Granite Master Issuer PLC
5.30%, 08/20/07(4)	1,576,536	1,576,536
Harrier Finance Funding LLC
5.34%-5.41%, 07/25/07-08/15/07(4)	360,351	360,399
Hartford Life Global Funding Trusts
5.35%-5.55%, 07/13/07-10/15/07	675,658	675,754
HBOS Treasury Services PLC
5.46%, 07/24/07(4)	450,439	450,439
Holmes Financing PLC
5.30%, 07/16/07(4)	788,268	788,268
JP Morgan Chase & Co.
5.30%, 08/02/07	337,829	337,829
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(4)	337,829	337,816
Kestrel Funding LLC
5.31%, 07/11/07(4)	180,176	180,161
Kommunalkredit Austria AG
5.33%, 09/09/07(4)	270,263	270,263
Leafs LLC
5.33%, 01/22/07-02/20/07(4)	469,762	469,761
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	563,049	562,953
Links Finance LLC
5.29%-5.42%, 05/10/07-05/16/07(4)	495,483	495,452
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07(4)	198,476	198,476
Marshall & Ilsley Bank
5.31%, 10/15/07	247,741	247,741
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	675,658	675,658
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(6)	45,044	45,044
Monumental Global Funding II
5.38%, 12/27/06(4)	90,088	90,094

Mound Financing PLC
5.30%, 05/08/07(4)	423,413	423,413
Natexis Banques Populaires
5.31%-5.38%, 02/05/07-10/15/07(4)	1,351,317	1,351,297
National City Bank of Indiana
5.37%, 05/21/07	225,219	225,231
Nationwide Building Society
5.36%-5.62%, 07/20/07-10/05/07(4)	1,486,448	1,486,762
Newcastle Ltd.
5.35%, 04/24/07(4)	158,780	158,753
Northern Rock PLC
5.37%, 08/03/07(4)	540,527	540,538
Northlake CDO I
5.46%, 09/06/07(4)	135,132	135,132
Principal Life Global Funding I
5.83%, 02/08/07	202,697	203,032
Sedna Finance Inc.
5.36%-5.37%, 05/25/07-08/21/07(4)	653,136	653,123
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07(4)	450,439	450,439
Strips III LLC
5.38%, 07/24/07(4)	106,442	106,442
SunTrust Bank
5.30%, 05/01/07	450,439	450,455
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	1,099,071	1,098,984
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(4)	630,614	630,615
Wachovia Asset Securitization Inc.
5.32%, 10/25/06(4)	627,306	627,306
Wachovia Bank N.A.
5.43%, 05/22/07	900,878	900,878
Wal-Mart Stores Inc.
5.50%, 07/16/07(4)	337,829	338,008
Wells Fargo & Co.
5.34%, 09/14/07(4)	225,219	225,232
WhistleJacket Capital Ltd.
5.29%-5.35%, 04/18/07-06/13/07(4)	337,829	337,828
White Pine Finance LLC
5.29%-5.35%, 05/22/07-08/20/07(4)	1,351,317	1,351,066
Wind Master Trust
5.32%, 07/25/07(4)	180,176	180,176

		30,079,417

TOTAL SHORT-TERM INVESTMENTS
(Cost: $55,230,842)		55,230,842

TOTAL INVESTMENTS — 107.02%		689,584,580
Other Assets, Less Liabilities — (7.02)%		(45,221,372)

NET ASSETS — 100.00%		$644,363,208

(1)	Affiliated issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—2.49%
Calyon
5.18%, 03/30/07	$50,000,000	$50,000,000
Svenska Handelsbanken NY
4.50%, 10/16/06	25,000,000	25,000,000
Wells Fargo Bank N.A.
4.80%, 01/29/07	75,000,000	74,990,390

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $149,990,390)		149,990,390

Security	Face Amount	Value
COMMERCIAL PAPER—17.65%
Amstel Funding Corp.
5.20%, 11/21/06(1)	60,000,000	59,549,334
5.25%, 02/13/07(1)	20,000,000	19,603,333
5.27%, 12/20/06(1)	10,000,000	9,881,537
5.28%, 11/30/06(1)	105,000,000	104,061,489
Aspen Funding Corp.
5.30%, 11/14/06(1)	25,000,000	24,834,375
Cantabric Finance LLC
5.24%, 03/07/07(1)	50,000,000	48,850,111
Charta LLC
5.27%, 12/14/06(1)	20,000,000	19,780,625
5.30%, 11/06/06(1)	100,000,000	99,455,278
Cobbler Funding Ltd.
5.28%, 12/11/06(1)	5,000,000	4,947,200
Concord Minutemen Capital Co. LLC
5.27%, 01/12/07(1)	25,000,000	24,619,750
Five Finance Inc.
5.27%, 11/29/06(1)	26,000,000	25,771,633
Gemini Securitization Corp.
5.30%, 11/07/06(1)	75,000,000	74,580,417
Giro Multi-Funding Corp.
5.34%, 10/10/06(1)	75,000,000	74,888,854
Grampian Funding LLC
5.30%, 11/16/06(1)	50,000,000	49,654,028
HBOS Treasury Services PLC
5.27%, 12/15/06	15,000,000	14,833,275
Nationwide Building Society
5.27%, 12/18/06	20,000,000	19,768,706
Nelnet Student Asset Funding LLC
5.30%, 10/11/06(1)	20,000,000	19,967,611
Nestle Capital Corp.
5.19%, 08/09/07	15,000,000	14,323,137
Polonius Inc.
5.26%, 02/20/07(1)	15,000,000	14,686,592
Preferred Receivables Funding
5.30%, 11/06/06(1)	50,000,000	49,727,639
Scaldis Capital LLC
5.29%, 11/17/06(1)	25,000,000	24,823,667
5.29%, 11/20/06(1)	137,755,000	136,722,641
Sigma Finance Inc.
5.26%, 02/21/07(1)	30,000,000	29,368,800
Societe Generale
5.17%, 06/08/07	65,000,000	62,659,251

Thames Asset Global Securitization No. 1 Inc.
5.27%, 12/14/06(1)	10,000,000	9,890,208
Thornburg Mortgage Capital Resource
5.28%, 12/07/06(1)	25,000,000	24,750,667

TOTAL COMMERCIAL PAPER
(Cost: $1,062,000,158)		1,062,000,158

Security	Face Amount	Value
MEDIUM-TERM NOTES—3.33%
Cullinan Finance Corp.
5.07%, 02/26/07(1)	70,000,000	70,000,000
5.18%, 03/15/07(1)	20,000,000	20,000,000
Marshall & Ilsley Bank
5.18%, 12/15/06	50,000,000	50,034,774
Sigma Finance Inc.
4.50%, 10/16/06(1)	25,000,000	25,000,000
5.35%, 04/27/07	35,000,000	34,997,991

TOTAL MEDIUM-TERM NOTES
(Cost: $200,032,765)		200,032,765

Security	Face Amount	Value
TIME DEPOSITS—4.16%
Societe Generale
5.25%, 10/02/06	126,776,000	126,776,000
Wells Fargo Bank N.A.
5.13%, 10/02/06	123,268,000	123,268,000

TOTAL TIME DEPOSITS
(Cost: $250,044,000)		250,044,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—44.82%
Allstate Life Global Funding II
5.31%, 09/04/07	30,000,000	30,000,000
5.34%, 10/26/07(1)	50,000,000	50,000,000
5.36%, 11/09/06(1)	20,000,000	20,001,282
5.37%, 10/15/07(1)	35,000,000	35,011,774
5.38%, 10/05/07(1)	11,000,000	11,003,453
5.39%, 10/15/07(1)	25,000,000	25,008,197
AmeriCredit Automobile Receivables Trust Series 2006-BG Class A1
5.35%, 10/09/07(1)	15,000,000	15,000,000
ANZ National International Ltd.
5.31%, 10/05/07(1)	75,000,000	75,000,000
ASIF Global Financing
5.34%, 09/21/07(1)	75,000,000	74,997,066
5.47%, 12/11/06(1)	90,000,000	90,014,990
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07(1)	35,000,000	35,000,000
Bank of America N.A.
5.28%, 04/20/07	30,000,000	30,000,000
Bank of Ireland
5.30%, 08/20/07(1)	70,000,000	70,000,000
Banque Nationale de Paris
5.27%, 10/04/06	20,000,000	19,999,936
Carlyle Loan Investment Ltd. Series 2006-3A Class 1
5.38%, 07/15/07(1)	33,000,000	33,000,000
Commodore CDO Ltd. 2003-2A Class A1MM
5.47%, 06/12/07(1)	25,000,000	25,000,000
Credit Suisse First Boston NY
5.43%, 08/21/07	15,000,000	15,000,000
5.51%, 04/24/07	25,000,000	25,000,951

DaimlerChrysler Auto Trust 2006-C Class A1
5.33%, 10/08/07	25,000,000	25,000,000
DEPFA Bank PLC
5.43%, 09/14/07	100,000,000	100,000,000
Harrier Finance Funding LLC
5.34%, 07/20/07(1)	25,000,000	25,003,913
5.34%, 07/25/07(1)	15,000,000	15,002,531
5.34%, 08/13/07(1)	30,000,000	30,005,132
HBOS Treasury Services PLC
5.46%, 07/24/07(1)	50,000,000	50,000,000
Holmes Financing PLC Series 2005-9 Class 1A
5.30%, 12/15/06(1)	50,000,000	50,000,000
ING USA Annuity & Life Insurance Funding Agreement
5.47%, 12/18/06(1)(2)	20,000,000	20,000,000
Jordan Brick Co. Inc.
5.33%, 10/02/06(1)	46,000,000	46,000,000
JP Morgan Chase & Co.
5.30%, 08/02/07	75,000,000	75,000,000
K2 USA LLC
5.39%, 06/04/07(1)	60,000,000	60,000,000
Kestrel Funding US LLC
5.31%, 07/11/07(1)	25,000,000	24,997,924
Kommunalkredit Austria AG
5.33%, 09/09/07(1)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
5.33%, 10/02/06(1)	9,800,000	9,800,000
Leafs LLC
5.33%, 02/20/07(1)	19,831,700	19,831,700
Links Finance LLC
5.29%, 10/16/06(1)	82,000,000	81,999,459
Marshall & Ilsley Bank
5.31%, 10/15/07	60,000,000	60,000,000
MetLife Insurance Co. of Connecticut
5.49%, 08/17/07(1)(2)	50,000,000	50,000,000
5.55%, 02/02/07(1)(2)	50,000,000	50,000,000
5.58%, 07/18/07(1)(2)	25,000,000	25,000,000
Monumental Global Funding II
5.38%, 12/27/06(1)	110,000,000	110,002,175
Natexis Banques Populaires
5.31%, 09/14/07(1)	50,000,000	50,000,000
Nationwide Building Society
5.42%, 07/27/07(1)	100,000,000	100,000,000
Nordea Bank AB
5.34%, 09/11/07(1)	75,000,000	75,000,000
Nordea Bank PLC
5.27%, 10/02/06	75,000,000	74,999,894
Northern Rock PLC
5.37%, 08/03/07(1)	70,000,000	70,000,000
Northlake CDO I Series 1A Class IMM-1A
5.46%, 12/06/06(1)	15,000,000	15,000,000
Permanent Financing PLC Series 9A Class 1A
5.30%, 03/10/07(1)	60,000,000	60,000,000
Principal Life Income Funding Trusts
5.37%, 11/13/06	50,000,000	49,999,747
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07(1)	50,000,000	50,000,000
Societe Generale
5.30%, 07/02/07(1)	30,000,000	30,000,000
Strips III LLC
5.38%, 08/24/07(1)	17,218,847	17,218,847
Trap Rock Industry Inc.
5.33%, 10/02/06(1)	19,625,000	19,625,000

Union Hamilton Special Funding LLC
5.36%, 03/28/07(1)	50,000,000	50,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
5.32%, 10/25/06(1)	42,741,617	42,741,617
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
5.32%, 10/25/06(1)	50,102,058	50,102,058
Westpac Banking Corp.
5.43%, 07/11/07	70,000,000	70,000,000
WhistleJacket Capital Ltd.
5.29%, 10/20/06(1)	25,000,000	24,999,615
5.29%, 10/16/06(1)	100,000,000	99,999,553
5.29%, 11/22/06(1)	75,000,000	74,997,029
Wind Master Trust
5.32%, 07/25/07(1)	25,000,000	25,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $2,696,363,843)		2,696,363,843

Security	Face Amount	Value
REPURCHASE AGREEMENTS—27.60%
Bank of America N.A. Tri-Party Repurchase Agreement, 5.37%, due 10/2/06, maturity value $475,212,563 (collateralized by U.S. Government obligations, value $484,500,001, 5.00%, 6/1/35).	475,000,000	475,000,000
BNP Securities Corp. Tri-Party Repurchase Agreement, 5.43%, due 10/2/06, maturity value $10,004,525 (collateralized by non-U.S. Government debt securities, value $10,300,001, 5.75%, 3/15/16).	10,000,000	10,000,000
Citigroup Global Markets Holdings Inc. Tri-Party Repurchase Agreement, 5.53%, due 10/2/06, maturity value $250,115,208 (collateralized by non-U.S. Government debt securities, value $277,948,994, 0.00% to 10.00%, 5/27/33 to 9/14/36).	250,000,000	250,000,000
Goldman Sachs & Co. Tri-Party Repurchase Agreement, 5.53%, due 10/2/06, maturity value $50,023,041 (collateralized by non-U.S. Government debt securities, value $52,500,000, 0.00% to 10.00%, 1/1/10).	50,000,000	50,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 5.38%, due 10/2/06, maturity value $200,089,667 (collateralized by U.S. Government obligations, value $206,000,001, 4.38% to 6.00%, 4/15/15 to 8/25/36).	200,000,000	200,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 5.43%, due 10/2/06, maturity value $150,067,875 (collateralized by non-U.S. Government debt securities, value $157,003,874, 5.13% to 5.85%, 2/16/12 to 10/15/42).	150,000,000	150,000,000
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 5.48%, due 10/2/06, maturity value $15,006,850 (collateralized by non-U.S. Government debt securities, value $15,754,931, 6.50% to 7.25%, 6/1/07 to 6/1/12).	15,000,000	15,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 5.42%, due 10/2/06, maturity value $30,013,550 (collateralized by non-U.S. Government debt securities, value $30,902,076, 5.00% to 7.00%, 7/15/11 to 3/1/33).	30,000,000	30,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 5.42%, due 10/2/06, maturity value $40,018,067 (collateralized by non-U.S. Government debt securities, value $41,200,483, 0.00% to 5.82%, 1/17/30 to 7/25/36).	40,000,000	40,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 5.52%, due 12/27/06, maturity value $152,024,000 (collateralized by non-U.S. Government debt securities, value $157,502,908, 0.95% to 9.75%, 1/16/07 to 1/26/36). (2)	150,000,000	150,000,000
Morgan Stanley Tri-Party Repurchase Agreement, 5.58%, due 10/4/07, maturity value $264,298,750 (collateralized by non-U.S. Government debt securities, value $270,579,463, 0.00% to 10.00%, 10/1/06 to 9/30/36). (2)	250,000,000	250,000,000
Wachovia Capital Tri-Party Repurchase Agreement, 5.48%, due 10/2/06, maturity value $40,018,150 (collateralized by non-U.S. Government debt securities, value $42,000,000, 5.13% to 5.85%, 2/16/12 to 10/15/42).	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $1,660,000,000)		1,660,000,000

TOTAL INVESTMENTS IN SECURITIES — 100.05%
(Cost: $6,018,431,156)	6,018,431,156
Other Assets, Less Liabilities — (0.05)%	(2,916,803)

NET ASSETS — 100.00%	$6,015,514,353

(1)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(2)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—3.61%
Calyon
4.84%, 01/30/07	$50,000,000	$50,000,807
5.18%, 03/30/07	70,000,000	70,000,000
5.36%, 06/25/07	50,000,000	49,999,745
Credit Suisse First Boston NY
5.40%, 06/04/07	100,000,000	100,000,000
Svenska Handelsbanken NY
4.50%, 10/16/06	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $320,000,552)		320,000,552

Security	Face Amount	Value
COMMERCIAL PAPER—13.92%
Amstel Funding Corp.
5.20%, 11/21/06(1)	110,000,000	109,173,778
5.25%, 02/13/07(1)	10,000,000	9,801,666
Aspen Funding Corp.
5.30%, 11/14/06(1)	25,000,000	24,834,375
Atlantis One Funding
5.20%, 02/28/07(1)	100,000,000	97,818,889
Beta Finance Inc.
5.24%, 03/15/07(1)	100,000,000	97,583,778
Charta LLC
5.27%, 12/14/06(1)	30,000,000	29,670,937
Cobbler Funding Ltd.
5.28%, 12/15/06(1)	30,000,000	29,665,600
Concord Minutemen Capital Co. LLC
5.27%, 01/12/07(1)	20,000,000	19,695,800
Five Finance Inc.
5.19%, 12/01/06(1)	39,500,000	39,146,935
Gemini Securitization Corp.
5.30%, 11/07/06(1)	75,000,000	74,580,417
Giro Multi-Funding Corp.
5.34%, 10/10/06(1)	75,000,000	74,888,854
Grampian Funding LLC
5.11%, 10/24/06(1)	115,000,000	114,608,233
5.25%, 12/11/06(1)	100,000,000	98,950,000
5.30%, 11/16/06(1)	50,000,000	49,654,028
HBOS Treasury Services PLC
5.27%, 12/15/06	20,000,000	19,777,700
Lexington Parker Capital Corp. LLC
5.27%, 01/12/07(1)	30,000,000	29,543,700
Nationwide Building Society
5.27%, 12/15/06	30,000,000	29,666,233
Nestle Capital Corp.
5.19%, 08/09/07	25,000,000	23,871,896
Preferred Receivables Funding
5.30%, 11/06/06(1)	50,000,000	49,727,639
Sigma Finance Inc.
5.26%, 02/21/07(1)	50,000,000	48,948,000
Societe Generale
5.17%, 06/08/07	100,000,000	96,398,847
Thames Asset Global Securitization No. 1 Inc.
5.27%, 12/14/06(1)	10,000,000	9,890,208

Thornburg Mortgage Capital Resource
5.28%, 12/07/06(1)	55,000,000	54,451,467

TOTAL COMMERCIAL PAPER
(Cost: $1,232,348,980)		1,232,348,980

Security	Face Amount	Value
MEDIUM-TERM NOTES—4.64%
Cullinan Finance Corp.
5.07%, 02/26/07(1)	110,000,000	110,000,000
5.18%, 03/15/07(1)	30,000,000	30,000,000
5.36%, 04/25/07(1)	31,000,000	31,000,000
5.44%, 08/23/07(1)	25,000,000	25,000,000
Sigma Finance Inc.
4.50%, 10/16/06(1)	75,000,000	75,000,000
4.78%, 01/26/07(1)	75,000,000	75,000,000
5.35%, 04/27/07	65,000,000	64,996,268

TOTAL MEDIUM-TERM NOTES
(Cost: $410,996,268)		410,996,268

Security	Face Amount	Value
TIME DEPOSITS—4.60%
Branch Banking & Trust
5.44%, 10/02/06	35,354,000	35,354,000
Societe Generale
5.25%, 10/02/06	200,000,000	200,000,000
Wells Fargo Bank N.A.
5.13%, 10/02/06	171,822,000	171,822,000

TOTAL TIME DEPOSITS
(Cost: $407,176,000)		407,176,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—57.29%
Allstate Life Global Funding II
5.31%, 09/04/07	45,000,000	45,000,000
5.34%, 10/26/07(1)	160,000,000	160,006,321
5.37%, 10/15/07(1)	85,000,000	85,028,594
5.38%, 10/05/07(1)	58,000,000	58,008,606
ASIF Global Financing
5.34%, 09/21/07(1)	75,000,000	74,996,389
5.51%, 05/03/07(1)	30,400,000	30,409,475
Bank of America N.A.
5.28%, 04/20/07	50,000,000	50,000,000
Banque Nationale de Paris
5.27%, 10/04/06	165,000,000	164,999,475
Bear Stearns Companies Inc. (The)
5.35%, 10/16/06(2)	200,000,000	200,000,000
Beta Finance Inc.
5.47%, 07/17/07(1)	30,000,000	29,995,556
5.47%, 06/27/07(1)	55,000,000	55,016,544
5.48%, 07/25/07(1)	85,000,000	85,012,805
BNP Paribas
5.36%, 05/18/07(1)	90,000,000	90,000,000
Canadian Imperial Bank of Commerce
5.38%, 11/13/06	100,000,000	100,001,205
Carlyle Loan Investment Ltd. Series 2006-1A Class 1
5.38%, 04/13/07(1)	12,000,000	12,000,000
Carlyle Loan Investment Ltd. Series 2006-2A Class 1
5.38%, 05/15/07(1)	15,000,000	15,000,000
Carlyle Loan Investment Ltd. Series 2006-3A Class 1
5.38%, 07/15/07(1)	62,000,000	62,000,000

CC USA Inc.
5.48%, 07/30/07(1)	50,000,000	50,005,949
Citigroup Global Markets Holdings Inc.
5.33%, 04/30/07	450,000,000	450,000,000
Credit Agricole SA
5.48%, 07/23/07	150,000,000	150,000,000
DEPFA Bank PLC
5.43%, 09/14/07	50,000,000	50,000,000
Dorada Finance Inc.
5.47%, 06/27/07(1)	70,000,000	70,021,055
5.47%, 07/17/07(1)	40,000,000	39,993,145
Five Finance Inc.
5.32%, 06/29/07(1)	60,000,000	59,991,058
General Electric Capital Corp.
5.29%, 10/24/07	65,000,000	65,000,000
Harrier Finance Funding LLC
5.34%, 08/13/07(1)	45,000,000	45,007,697
Hartford Life Global Funding Trust
5.35%, 10/15/07	100,000,000	100,000,000
Holmes Financing PLC Series 10A Class 1A
5.30%, 07/15/07(1)	150,000,000	150,000,000
Holmes Financing PLC Series 2005-9 Class 1A
5.30%, 12/15/06(1)	100,000,000	100,000,000
ING USA Annuity & Life Insurance Funding Agreement
5.47%, 12/18/06(1)(2)	35,000,000	35,000,000
K2 USA LLC
5.33%, 06/28/07(1)	60,000,000	59,995,545
Kestrel Funding US LLC
5.31%, 07/11/07(1)	35,000,000	34,997,093
Leafs LLC
5.33%, 12/20/06(1)	49,693,399	49,693,399
5.33%, 01/22/07(1)	74,654,170	74,654,170
Links Finance LLC
5.29%, 05/10/07(1)	85,000,000	84,994,726
5.42%, 05/16/07(1)	55,000,000	54,996,565
Lothian Mortgages Master Issuer PLC Series 2006-1A Class A1
5.30%, 04/24/07(1)	60,203,131	60,203,131
MetLife Insurance Co. of Connecticut
5.57%, 08/01/07(1)(2)	15,000,000	15,000,000
5.59%, 07/25/07(1)(2)	50,000,000	50,000,000
Metropolitan Life Global Funding I
5.34%, 08/06/07(1)	139,680,000	139,688,744
Monumental Global Funding II
5.38%, 12/27/06(1)	20,000,000	20,001,517
Morgan Stanley
5.35%, 10/03/07	100,000,000	100,000,000
Mound Financing PLC
5.30%, 05/08/07(1)	81,000,000	81,000,000
Nationwide Building Society
5.36%, 10/05/07(1)	100,000,000	100,000,000
5.42%, 07/27/07(1)	50,000,000	50,000,000
Newcastle CDO Ltd. Series 2005-6A Class IM1
5.35%, 04/24/07(1)	45,000,000	44,992,361
Permanent Financing PLC Series 9A Class 1A
5.30%, 03/10/07(1)	100,000,000	100,000,000
Principal Life Global Funding I
5.83%, 02/08/07	55,000,000	55,092,183
Principal Life Income Funding Trusts
5.37%, 11/13/06	50,000,000	49,999,747
Royal Bank of Scotland
4.81%, 01/29/07	50,000,000	49,993,595
Sedna Finance Inc.
5.36%, 05/25/07(1)	55,000,000	54,996,429

Societe Generale
5.28%, 07/02/07	100,000,000	99,986,100
Strips III LLC
5.38%, 07/24/07(1)	22,466,272	22,466,272
SunTrust Bank
5.30%, 05/01/07	100,000,000	100,003,571
Tango Finance Corp.
5.28%, 07/11/07(1)	55,000,000	54,991,611
5.35%, 06/15/07(1)	50,000,000	49,998,482
5.35%, 06/21/07(1)	40,000,000	39,997,084
5.48%, 07/16/07(1)	53,000,000	52,995,555
Union Hamilton Special Funding LLC
5.36%, 03/28/07(1)	100,000,000	100,000,000
5.39%, 12/21/06(1)	50,000,000	50,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
5.32%, 10/25/06(1)	21,370,808	21,370,808
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
5.32%, 10/25/06(1)	75,153,087	75,153,087
Wal-Mart Stores Inc.
5.50%, 07/15/07(1)	10,000,000	10,005,338
WhistleJacket Capital Ltd.
5.29%, 04/18/07(1)	60,000,000	59,993,425
5.35%, 06/13/07(1)	45,000,000	45,005,230
5.40%, 03/01/07(1)	25,000,000	25,001,661
White Pine Finance LLC
5.29%, 07/16/07(1)	70,000,000	69,988,885
5.32%, 08/20/07(1)	80,000,000	79,979,803
5.35%, 05/22/07(1)	70,000,000	69,988,781
Wind Master Trust
5.32%, 07/25/07(1)	32,870,000	32,870,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $5,072,588,772)		5,072,588,772

Security	Face Amount	Value
REPURCHASE AGREEMENTS—15.47%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 5.37%, due 10/2/06, maturity value $40,017,900 (collateralized by U.S. Government obligations, value $40,800,001, 5.00%, 3/1/35).	40,000,000	40,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, 5.37%, due 10/2/06, maturity value $500,223,750 (collateralized by U.S. Government obligations, value $510,000,001, 5.50%, 5/1/35).	500,000,000	500,000,000
Bear Stearns Companies Inc. (The) Tri-Party Repurchase Agreement, 5.35%, due 10/2/06, maturity value $150,066,875 (collateralized by non-U.S. Government debt securities, value $156,848,978, 5.25% to 5.85%, 6/1/35 to 8/31/36).	150,000,000	150,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, 5.35%, due 10/2/06, maturity value $40,017,833 (collateralized by U.S. Government obligations value $40,624,125, 4.07% to 6.77%, 10/1/32 to 8/1/36).	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 5.38%, due 10/2/06, maturity value $300,134,500 (collateralized by U.S. Government obligations, value $309,000,000, 4.50% to 6.00%, 3/25/19 to 3/25/36).	300,000,000	300,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 5.38%, due 10/2/06, maturity value $50,022,417 (collateralized by U.S. Government obligations, value $51,500,001, 5.13% to 5.50%, 10/15/15 to 12/15/18).	50,000,000	50,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 5.43%, due 10/2/06, maturity value $100,045,250 (collateralized by non-U.S. Government debt securities, value $102,000,000, 5.93%, 10/27/06).	100,000,000	100,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 5.53%, due 10/2/06, maturity value $100,046,083 (collateralized by non-U.S. Government debt securities, value $105,000,001, 4.92%, 1/1/10).	100,000,000	100,000,000

Lehman Brothers Inc. Tri-Party Repurchase Agreement, 5.38%, due 10/2/06, maturity value $50,022,417 (collateralized by U.S. Government obligations, value $50,796,780, 3.50% to 8.50%, 2/1/16 to 10/1/44).	50,000,000	50,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 5.37%, due 10/2/06, maturity value $40,017,900 (collateralized by U.S. Government obligations, value $41,027,010, 3.95% to 5.73%, 4/16/33 to 8/20/35).	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $1,370,000,000)		1,370,000,000

TOTAL INVESTMENTS IN SECURITIES — 99.53%
(Cost: $8,813,110,572)		8,813,110,572
Other Assets, Less Liabilities — 0.47%		41,618,750

NET ASSETS — 100.00%		$8,854,729,322

(1)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(2)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Security	Shares	Value
COMMON STOCKS—98.82%

ADVERTISING—0.17%
Interpublic Group of Companies Inc.(1)(2)	89,559	$886,634
Omnicom Group Inc.	35,139	3,289,010

		4,175,644
AEROSPACE & DEFENSE—2.10%
Boeing Co. (The)	162,566	12,818,329
General Dynamics Corp.	82,504	5,913,062
Goodrich Corp.(2)	25,248	1,023,049
L-3 Communications Holdings Inc.	25,136	1,968,903
Lockheed Martin Corp.	72,818	6,266,717
Northrop Grumman Corp.	70,460	4,796,212
Raytheon Co.(2)	91,773	4,406,022
Rockwell Collins Inc.(2)	35,239	1,932,507
United Technologies Corp.	206,846	13,103,694

		52,228,495
AGRICULTURE—1.89%
Altria Group Inc.	428,120	32,772,586
Archer-Daniels-Midland Co.	134,107	5,079,973
Monsanto Co.(2)	111,013	5,218,721
Reynolds American Inc.(2)	34,959	2,166,409
UST Inc.(2)	32,861	1,801,769

		47,039,458
AIRLINES—0.11%
Southwest Airlines Co.	160,672	2,676,796

		2,676,796
APPAREL—0.36%
Coach Inc.(1)(2)	74,833	2,574,255
Jones Apparel Group Inc.	22,731	737,394
Liz Claiborne Inc.(2)	21,110	834,056
Nike Inc. Class B(2)	39,177	3,432,689
VF Corp.	18,209	1,328,347

		8,906,741
AUTO MANUFACTURERS—0.41%
Ford Motor Co.(2)	384,165	3,107,895
General Motors Corp.(2)	115,681	3,847,550
Navistar International Corp.(1)	12,553	324,118
PACCAR Inc.(2)	50,992	2,907,564

		10,187,127
AUTO PARTS & EQUIPMENT—0.14%
Goodyear Tire & Rubber Co. (The)(1)(2)	36,965	535,992
Johnson Controls Inc.(2)	39,899	2,862,354

		3,398,346
BANKS—6.85%
AmSouth Bancorp	70,046	2,034,136
Bank of America Corp.	925,557	49,582,089
Bank of New York Co. Inc. (The)	156,074	5,503,169

BB&T Corp.(2)	109,836	4,808,620
Comerica Inc.	33,101	1,884,109
Commerce Bancorp Inc.(2)	38,261	1,404,561
Compass Bancshares Inc.	26,443	1,506,722
Fifth Third Bancorp	114,102	4,345,004
First Horizon National Corp.(2)	25,250	959,752
Huntington Bancshares Inc.(2)	48,594	1,162,854
KeyCorp(2)	82,487	3,088,313
M&T Bank Corp.(2)	15,895	1,906,764
Marshall & Ilsley Corp.(2)	51,927	2,501,843
Mellon Financial Corp.(2)	84,151	3,290,304
National City Corp.(2)	123,707	4,527,676
North Fork Bancorp Inc.	96,034	2,750,414
Northern Trust Corp.(2)	38,332	2,239,739
PNC Financial Services Group	60,223	4,362,554
Regions Financial Corp.(2)	92,989	3,421,065
State Street Corp.	67,726	4,226,102
SunTrust Banks Inc.(2)	74,610	5,765,861
Synovus Financial Corp.(2)	66,294	1,947,055
U.S. Bancorp	363,451	12,073,842
Wachovia Corp.	333,458	18,606,956
Wells Fargo & Co.	688,614	24,914,055
Zions Bancorporation(2)	21,792	1,739,220

		170,552,779
BEVERAGES—2.14%
Anheuser-Busch Companies Inc.	157,213	7,469,190
Brown-Forman Corp. Class B	15,640	1,198,806
Coca-Cola Co. (The)	416,769	18,621,239
Coca-Cola Enterprises Inc.	56,383	1,174,458
Constellation Brands Inc.(1)(2)	43,199	1,243,267
Molson Coors Brewing Co. Class B(2)	9,342	643,664
Pepsi Bottling Group Inc.	27,765	985,657
PepsiCo Inc.	337,164	22,003,323

		53,339,604
BIOTECHNOLOGY—1.04%
Amgen Inc.(1)	239,390	17,123,567
Biogen Idec Inc.(1)	70,275	3,139,887
Genzyme Corp.(1)(2)	53,458	3,606,811
MedImmune Inc.(1)	48,979	1,430,677
Millipore Corp.(1)	10,926	669,764

		25,970,706
BUILDING MATERIALS—0.15%
American Standard Companies Inc.(2)	35,693	1,498,035
Masco Corp.(2)	81,098	2,223,707

		3,721,742
CHEMICALS—1.32%
Air Products & Chemicals Inc.(2)	45,066	2,991,030
Ashland Inc.	12,948	825,823
Dow Chemical Co. (The)	196,198	7,647,798
Du Pont (E.I.) de Nemours and Co.(2)	188,518	8,076,111
Eastman Chemical Co.	16,647	899,271
Ecolab Inc.	36,546	1,564,900
Hercules Inc.(1)	23,272	366,999
International Flavors & Fragrances Inc.	16,021	633,470
PPG Industries Inc.	33,785	2,266,298
Praxair Inc.	65,930	3,900,419
Rohm & Haas Co.	29,366	1,390,480
Sherwin-Williams Co. (The)(2)	22,974	1,281,490

Sigma-Aldrich Corp.(2)	13,565	1,026,464

		32,870,553
COAL—0.05%
CONSOL Energy Inc.	37,790	1,199,077

		1,199,077
COMMERCIAL SERVICES—0.58%
Apollo Group Inc. Class A(1)	28,759	1,416,093
Block (H & R) Inc.	65,805	1,430,601
Convergys Corp.(1)	28,164	581,587
Donnelley (R.R.) & Sons Co.(2)	44,211	1,457,195
Equifax Inc.	25,908	951,083
McKesson Corp.	61,222	3,227,624
Monster Worldwide Inc.(1)	26,481	958,347
Moody’s Corp.	48,432	3,166,484
Robert Half International Inc.	35,286	1,198,665

		14,387,679
COMPUTERS—3.73%
Affiliated Computer Services Inc. Class A(1)	24,240	1,257,086
Apple Computer Inc.(1)	173,936	13,398,290
Computer Sciences Corp.(1)	35,126	1,725,389
Dell Inc.(1)(2)	464,568	10,610,733
Electronic Data Systems Corp.(2)	105,872	2,595,981
EMC Corp.(1)	470,082	5,631,582
Hewlett-Packard Co.	560,133	20,551,280
International Business Machines Corp.	311,224	25,501,695
Lexmark International Inc.(1)(2)	20,517	1,183,010
NCR Corp.(1)(2)	36,863	1,455,351
Network Appliance Inc.(1)(2)	76,172	2,819,126
SanDisk Corp.(1)	40,082	2,145,990
Sun Microsystems Inc.(1)(2)	717,738	3,567,158
Unisys Corp.(1)	71,074	402,279

		92,844,950
COSMETICS & PERSONAL CARE—2.07%
Alberto-Culver Co.	15,689	793,707
Avon Products Inc.(2)	91,565	2,807,383
Colgate-Palmolive Co.	105,616	6,558,754
Estee Lauder Companies Inc. (The) Class A(2)	26,413	1,065,236
Procter & Gamble Co.	649,317	40,244,668

		51,469,748
DISTRIBUTION & WHOLESALE—0.10%
Genuine Parts Co.(2)	35,043	1,511,405
Grainger (W.W.) Inc.(2)	15,403	1,032,309

		2,543,714
DIVERSIFIED FINANCIAL SERVICES—8.53%
American Express Co.	248,448	13,932,964
Ameriprise Financial Inc.	49,858	2,338,340
Bear Stearns Companies Inc. (The)	24,622	3,449,542
Capital One Financial Corp.	62,609	4,924,824
Chicago Mercantile Exchange Holdings Inc.(2)	7,276	3,479,747
CIT Group Inc.	40,671	1,977,831
Citigroup Inc.	1,011,053	50,219,002
Countrywide Financial Corp.	125,171	4,385,992
E*TRADE Financial Corp.(1)	87,702	2,097,832
Federal Home Loan Mortgage Corp.	141,317	9,373,557
Federal National Mortgage Association	197,946	11,067,161
Federated Investors Inc. Class B	18,352	620,481

Franklin Resources Inc.	34,096	3,605,652
Goldman Sachs Group Inc. (The)	88,286	14,935,343
Janus Capital Group Inc.(2)	42,287	833,900
JP Morgan Chase & Co.	709,921	33,337,890
Legg Mason Inc.	26,825	2,705,569
Lehman Brothers Holdings Inc.	109,867	8,114,777
Merrill Lynch & Co. Inc.	181,291	14,180,582
Morgan Stanley	219,223	15,983,549
Rowe (T.) Price Group Inc.	53,523	2,561,076
Schwab (Charles) Corp. (The)	211,505	3,785,939
SLM Corp.(2)	83,862	4,359,147

		212,270,697
ELECTRIC—3.13%
AES Corp. (The)(1)(2)	134,704	2,746,615
Allegheny Energy Inc.(1)(2)	33,567	1,348,386
Ameren Corp.	42,105	2,222,723
American Electric Power Co. Inc.	80,448	2,925,894
CenterPoint Energy Inc.	63,430	908,318
CMS Energy Corp.(1)(2)	46,135	666,189
Consolidated Edison Inc.	50,412	2,329,034
Constellation Energy Group Inc.	36,691	2,172,107
Dominion Resources Inc.(2)	72,164	5,519,824
DTE Energy Co.(2)	36,280	1,505,983
Duke Energy Corp.	256,257	7,738,961
Dynegy Inc. Class A(1)	76,604	424,386
Edison International	66,516	2,769,726
Entergy Corp.	42,615	3,333,771
Exelon Corp.(2)	136,919	8,289,076
FirstEnergy Corp.	67,460	3,768,316
FPL Group Inc.(2)	82,714	3,722,130
PG&E Corp.(2)	71,082	2,960,565
Pinnacle West Capital Corp.(2)	20,170	908,658
PPL Corp.	78,261	2,574,787
Progress Energy Inc.(2)	51,820	2,351,592
Public Service Enterprise Group Inc.	51,485	3,150,367
Southern Co. (The)(2)	151,811	5,231,407
TECO Energy Inc.(2)	42,104	658,928
TXU Corp.	94,359	5,899,325
Xcel Energy Inc.(2)	83,603	1,726,402

		77,853,470
ELECTRICAL COMPONENTS & EQUIPMENT—0.36%
American Power Conversion Corp.(2)	34,557	758,872
Emerson Electric Co.	83,380	6,992,247
Molex Inc.(2)	28,693	1,118,166

		8,869,285
ELECTRONICS—0.48%
Agilent Technologies Inc.(1)(2)	83,589	2,732,524
Applera Corp. - Applied Biosystems Group	37,283	1,234,440
Fisher Scientific International Inc.(1)(2)	25,527	1,997,232
Jabil Circuit Inc.(2)	37,751	1,078,546
PerkinElmer Inc.	26,161	495,228
Sanmina-SCI Corp.(1)	109,718	410,345
Solectron Corp.(1)	190,093	619,703
Symbol Technologies Inc.	52,579	781,324
Tektronix Inc.	17,304	500,605
Thermo Electron Corp.(1)(2)	32,239	1,267,960
Waters Corp.(1)(2)	20,961	949,114

		12,067,021

ENGINEERING & CONSTRUCTION—0.06%
Fluor Corp.	18,033	1,386,557

		1,386,557
ENTERTAINMENT—0.12%
International Game Technology Inc.(2)	69,402	2,880,183

		2,880,183
ENVIRONMENTAL CONTROL—0.18%
Allied Waste Industries Inc.(1)(2)	50,238	566,182
Waste Management Inc.	110,544	4,054,754

		4,620,936
FOOD—1.47%
Campbell Soup Co.	47,434	1,731,341
ConAgra Foods Inc.	104,485	2,557,793
Dean Foods Co.(1)	27,307	1,147,440
General Mills Inc.	72,158	4,084,143
Heinz (H.J.) Co.(2)	67,799	2,842,812
Hershey Co. (The)(2)	35,924	1,920,138
Kellogg Co.(2)	51,044	2,527,699
Kroger Co.	147,774	3,419,490
McCormick & Co. Inc. NVS	26,750	1,015,965
Safeway Inc.(2)	90,936	2,759,908
Sara Lee Corp.	154,991	2,490,705
SUPERVALU Inc.	43,419	1,287,373
Sysco Corp.(2)	126,503	4,231,525
Tyson Foods Inc. Class A(2)	51,221	813,389
Whole Foods Market Inc.(2)	28,827	1,713,189
Wrigley (William Jr.) Co.(2)	44,846	2,065,607

		36,608,517
FOREST PRODUCTS & PAPER—0.39%
International Paper Co.	92,981	3,219,932
Louisiana-Pacific Corp.	21,879	410,669
MeadWestvaco Corp.(2)	36,811	975,860
Plum Creek Timber Co. Inc.	36,662	1,247,974
Temple-Inland Inc.	22,251	892,265
Weyerhaeuser Co.(2)	50,366	3,099,020

		9,845,720
GAS—0.24%
KeySpan Corp.	35,501	1,460,511
Nicor Inc.(2)	9,189	392,922
NiSource Inc.(2)	56,244	1,222,745
Peoples Energy Corp.(2)	7,893	320,850
Sempra Energy	53,235	2,675,059

		6,072,087
HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.(2)	15,149	1,202,073
Snap-On Inc.(2)	12,087	538,476
Stanley Works (The)(2)	16,483	821,678

		2,562,227
HEALTH CARE - PRODUCTS—3.07%
Bard (C.R.) Inc.(2)	21,011	1,575,825
Bausch & Lomb Inc.	10,814	542,106
Baxter International Inc.	133,424	6,065,455
Becton, Dickinson & Co.	50,046	3,536,751
Biomet Inc.	50,452	1,624,050
Boston Scientific Corp.(1)	240,923	3,563,251

Johnson & Johnson	598,178	38,845,679
Medtronic Inc.(2)	235,052	10,915,815
Patterson Companies Inc.(1)(2)	28,357	953,079
St. Jude Medical Inc.(1)	71,847	2,535,481
Stryker Corp.(2)	60,702	3,010,212
Zimmer Holdings Inc.(1)(2)	49,632	3,350,160

		76,517,864
HEALTH CARE - SERVICES—1.70%
Aetna Inc.	112,017	4,430,272
Coventry Health Care Inc.(1)	32,504	1,674,606
HCA Inc.	86,701	4,325,513
Health Management Associates Inc. Class A	48,813	1,020,192
Humana Inc.(1)	33,920	2,241,773
Laboratory Corp. of America Holdings(1)	25,652	1,682,002
Manor Care Inc.(2)	15,210	795,179
Quest Diagnostics Inc.	33,065	2,022,255
Tenet Healthcare Corp.(1)(2)	95,556	777,826
UnitedHealth Group Inc.	275,472	13,553,222
WellPoint Inc.(1)	126,755	9,766,473

		42,289,313
HOME BUILDERS—0.24%
Centex Corp.(2)	24,247	1,275,877
Horton (D.R.) Inc.	55,763	1,335,524
KB Home(2)	15,940	698,172
Lennar Corp. Class A	28,314	1,281,208
Pulte Homes Inc.(2)	43,301	1,379,570

		5,970,351
HOME FURNISHINGS—0.10%
Harman International Industries Inc.(2)	13,334	1,112,589
Whirlpool Corp.	15,897	1,337,097

		2,449,686
HOUSEHOLD PRODUCTS & WARES—0.46%
Avery Dennison Corp.(2)	19,313	1,162,063
Clorox Co. (The)	30,725	1,935,675
Fortune Brands Inc.(2)	30,754	2,309,933
Kimberly-Clark Corp.	93,710	6,124,886

		11,532,557
HOUSEWARES—0.06%
Newell Rubbermaid Inc.	56,261	1,593,312

		1,593,312
INSURANCE—4.92%
ACE Ltd.	66,509	3,640,038
AFLAC Inc.(2)	101,502	4,644,732
Allstate Corp. (The)	128,742	8,075,986
Ambac Financial Group Inc.	21,640	1,790,710
American International Group Inc.	531,457	35,214,341
Aon Corp.(2)	64,323	2,178,620
Chubb Corp.	84,020	4,365,679
CIGNA Corp.	22,682	2,638,370
Cincinnati Financial Corp.(2)	35,658	1,713,724
Genworth Financial Inc. Class A	93,061	3,258,066
Hartford Financial Services Group Inc. (The)	62,225	5,398,019
Lincoln National Corp.	58,726	3,645,710
Loews Corp.	93,488	3,543,195
Marsh & McLennan Companies Inc.(2)	112,542	3,168,057
MBIA Inc.(2)	27,460	1,687,142

MetLife Inc.	155,305	8,802,687
MGIC Investment Corp.(2)	17,280	1,036,282
Principal Financial Group Inc.(2)	54,958	2,983,120
Progressive Corp. (The)(2)	157,940	3,875,848
Prudential Financial Inc.	99,189	7,563,161
SAFECO Corp.(2)	23,803	1,402,711
St. Paul Travelers Companies Inc.	141,306	6,625,838
Torchmark Corp.	20,140	1,271,035
UnumProvident Corp.(2)	69,442	1,346,480
XL Capital Ltd. Class A(2)	36,807	2,528,641

		122,398,192
INTERNET—1.53%
Amazon.com Inc.(1)(2)	64,167	2,061,044
eBay Inc.(1)(2)	240,260	6,813,774
Google Inc. Class A(1)	43,571	17,511,185
Symantec Corp.(1)	202,312	4,305,199
VeriSign Inc.(1)	49,609	1,002,102
Yahoo! Inc.(1)	254,225	6,426,808

		38,120,112
IRON & STEEL—0.23%
Allegheny Technologies Inc.(2)	20,622	1,282,482
Nucor Corp.	63,061	3,120,889
United States Steel Corp.(2)	25,177	1,452,209

		5,855,580
LEISURE TIME—0.36%
Brunswick Corp.	18,874	588,680
Carnival Corp.(2)	91,010	4,280,200
Harley-Davidson Inc.(2)	53,609	3,363,965
Sabre Holdings Corp.	27,509	643,436

		8,876,281
LODGING—0.45%
Harrah’s Entertainment Inc.	38,141	2,533,707
Hilton Hotels Corp.(2)	78,593	2,188,815
Marriott International Inc. Class A(2)	70,250	2,714,460
Starwood Hotels & Resorts Worldwide Inc.	44,408	2,539,694
Wyndham Worldwide Corp.(1)	41,297	1,155,077

		11,131,753
MACHINERY—0.65%
Caterpillar Inc.(2)	134,108	8,824,306
Cummins Inc.	10,848	1,293,407
Deere & Co.(2)	47,286	3,967,768
Rockwell Automation Inc.	35,987	2,090,845

		16,176,326
MANUFACTURING—5.18%
Cooper Industries Ltd.(2)	18,725	1,595,744
Danaher Corp.(2)	48,338	3,319,370
Dover Corp.	41,575	1,972,318
Eastman Kodak Co.(2)	58,398	1,308,115
Eaton Corp.	30,599	2,106,741
General Electric Co.	2,111,154	74,523,736
Honeywell International Inc.	167,485	6,850,137
Illinois Tool Works Inc.	85,949	3,859,110
Ingersoll-Rand Co. Class A	65,808	2,499,388
ITT Industries Inc.	37,775	1,936,724
Leggett & Platt Inc.(2)	37,442	937,173
Pall Corp.	25,319	780,078

Parker Hannifin Corp.	24,577	1,910,370
Textron Inc.(2)	25,612	2,241,050
3M Co.	154,044	11,463,954
Tyco International Ltd.	412,028	11,532,664

		128,836,672
MEDIA—3.16%
CBS Corp. Class B	159,657	4,497,538
Clear Channel Communications Inc.	101,509	2,928,535
Comcast Corp. Class A(1)	427,992	15,771,505
Dow Jones & Co. Inc.(2)	13,038	437,295
Gannett Co. Inc.	48,347	2,747,560
McGraw-Hill Companies Inc. (The)	71,972	4,176,535
Meredith Corp.(2)	7,972	393,259
New York Times Co. Class A(2)	29,460	676,991
News Corp. Class A	477,879	9,390,322
Scripps (E.W.) Co. Class A	16,933	811,599
Time Warner Inc.(2)	831,723	15,162,310
Tribune Co.(2)	39,001	1,276,113
Univision Communications Inc. Class A(1)(2)	51,618	1,772,562
Viacom Inc. Class B(1)	145,098	5,394,744
Walt Disney Co. (The)(2)	427,452	13,212,541

		78,649,409
MINING—0.65%
Alcoa Inc.	177,296	4,971,380
Freeport-McMoRan Copper & Gold Inc.	40,017	2,131,305
Newmont Mining Corp.	91,969	3,931,675
Phelps Dodge Corp.	41,720	3,533,684
Vulcan Materials Co.(2)	19,396	1,517,737

		16,085,781
OFFICE & BUSINESS EQUIPMENT—0.20%
Pitney Bowes Inc.(2)	45,184	2,004,814
Xerox Corp.(1)(2)	200,075	3,113,167

		5,117,981
OIL & GAS—7.58%
Anadarko Petroleum Corp.	93,972	4,118,793
Apache Corp.(2)	67,337	4,255,698
Chesapeake Energy Corp.(2)	77,396	2,242,936
Chevron Corp.	449,499	29,154,505
ConocoPhillips	336,986	20,060,777
Devon Energy Corp.	90,203	5,696,319
EOG Resources Inc.(2)	49,621	3,227,846
Exxon Mobil Corp.	1,215,759	81,577,429
Hess Corp.	49,133	2,035,089
Marathon Oil Corp.	73,251	5,633,002
Murphy Oil Corp.(2)	38,442	1,827,917
Nabors Industries Ltd.(1)	64,222	1,910,604
Noble Corp.	28,055	1,800,570
Occidental Petroleum Corp.	176,194	8,476,693
Rowan Companies Inc.(2)	22,973	726,636
Sunoco Inc.(2)	26,676	1,658,980
Transocean Inc.(1)	64,438	4,718,795
Valero Energy Corp.	125,340	6,451,250
XTO Energy Inc.(2)	74,803	3,151,450

		188,725,289
OIL & GAS SERVICES—1.37%
Baker Hughes Inc.(2)	67,278	4,588,360
BJ Services Co.(2)	61,192	1,843,715

Halliburton Co.	210,887	5,999,735
National Oilwell Varco Inc.(1)(2)	35,873	2,100,364
Schlumberger Ltd.	242,145	15,020,254
Smith International Inc.	40,966	1,589,481
Weatherford International Ltd.(1)(2)	70,770	2,952,524

		34,094,433
PACKAGING & CONTAINERS—0.13%
Ball Corp.	21,110	853,899
Bemis Co. Inc.	21,525	707,311
Pactiv Corp.(1)	27,869	792,037
Sealed Air Corp.	16,447	890,112

		3,243,359
PHARMACEUTICALS—6.19%
Abbott Laboratories	312,448	15,172,475
Allergan Inc.(2)	30,843	3,473,230
AmerisourceBergen Corp.	40,757	1,842,216
Barr Pharmaceuticals Inc.(1)	21,563	1,119,982
Bristol-Myers Squibb Co.	402,178	10,022,276
Cardinal Health Inc.	82,935	5,452,147
Caremark Rx Inc.	87,311	4,947,914
Express Scripts Inc.(1)	28,103	2,121,495
Forest Laboratories Inc.(1)	64,982	3,288,739
Gilead Sciences Inc.(1)	93,431	6,418,710
Hospira Inc.(1)	32,048	1,226,477
King Pharmaceuticals Inc.(1)	49,298	839,545
Lilly (Eli) & Co.(2)	201,124	11,464,068
Medco Health Solutions Inc.(1)	60,117	3,613,633
Merck & Co. Inc.	445,032	18,646,841
Mylan Laboratories Inc.(2)	42,728	860,115
Pfizer Inc.	1,491,128	42,288,390
Schering-Plough Corp.	302,953	6,692,232
Watson Pharmaceuticals Inc.(1)	21,092	551,978
Wyeth	275,198	13,991,066

		154,033,529
PIPELINES—0.29%
El Paso Corp.(2)	142,355	1,941,722
Kinder Morgan Inc.	21,842	2,290,134
Williams Companies Inc.(2)	121,861	2,908,822

		7,140,678
REAL ESTATE—0.05%
Realogy Corp.(1)	51,622	1,170,787

		1,170,787
REAL ESTATE INVESTMENT TRUSTS—1.02%
Apartment Investment & Management Co. Class A	20,092	1,093,206
Archstone-Smith Trust(2)	43,666	2,377,177
Boston Properties Inc.(2)	23,327	2,410,612
Equity Office Properties Trust(2)	71,612	2,847,293
Equity Residential	59,510	3,010,016
Kimco Realty Corp.(2)	44,576	1,910,973
ProLogis(2)	50,128	2,860,304
Public Storage Inc.	24,695	2,123,523
Simon Property Group Inc.	45,235	4,099,196
Vornado Realty Trust(2)	24,922	2,716,498

		25,448,798
RETAIL—5.70%
AutoNation Inc.(1)	30,834	644,431

AutoZone Inc.(1)	10,672	1,102,418
Bed Bath & Beyond Inc.(1)	57,449	2,197,999
Best Buy Co. Inc.(2)	83,153	4,453,675
Big Lots Inc.(1)(2)	22,285	441,466
Circuit City Stores Inc.(2)	27,321	686,030
Costco Wholesale Corp.	95,710	4,754,873
CVS Corp.	167,996	5,396,032
Darden Restaurants Inc.	29,919	1,270,660
Dillard’s Inc. Class A(2)	12,577	411,645
Dollar General Corp.(2)	64,268	875,973
Family Dollar Stores Inc.(2)	31,025	907,171
Federated Department Stores Inc.(2)	111,022	4,797,261
Gap Inc. (The)(2)	110,153	2,087,399
Home Depot Inc.	422,112	15,310,002
Kohl’s Corp.(1)	66,960	4,347,043
Limited Brands Inc.(2)	69,478	1,840,472
Lowe’s Companies Inc.	312,479	8,768,161
McDonald’s Corp.	250,797	9,811,179
Nordstrom Inc.(2)	46,450	1,964,835
Office Depot Inc.(1)	57,942	2,300,297
OfficeMax Inc.	14,754	601,078
Penney (J.C.) Co. Inc.	45,857	3,136,160
RadioShack Corp.	28,224	544,723
Sears Holdings Corp.(1)	17,014	2,689,743
Staples Inc.(2)	148,587	3,615,122
Starbucks Corp.(1)(2)	154,630	5,265,152
Target Corp.(2)	175,612	9,702,563
Tiffany & Co.(2)	28,265	938,398
TJX Companies Inc.(2)	91,939	2,577,050
Walgreen Co.	206,148	9,150,910
Wal-Mart Stores Inc.	503,027	24,809,292
Wendy’s International Inc.	23,909	1,601,903
Yum! Brands Inc.(2)	55,372	2,882,113

		141,883,229
SAVINGS & LOANS—0.58%
Golden West Financial Corp.	54,946	4,244,579
Sovereign Bancorp Inc.(2)	72,017	1,549,086
Washington Mutual Inc.	197,045	8,565,546

		14,359,211
SEMICONDUCTORS—2.72%
Advanced Micro Devices Inc.(1)(2)	98,955	2,459,032
Altera Corp.(1)	73,171	1,344,883
Analog Devices Inc.(2)	72,174	2,121,194
Applied Materials Inc.	284,061	5,036,402
Broadcom Corp. Class A(1)	95,911	2,909,940
Freescale Semiconductor Inc. Class B(1)	82,972	3,153,766
Intel Corp.	1,179,586	24,264,084
KLA-Tencor Corp.	40,650	1,807,706
Linear Technology Corp.(2)	61,619	1,917,583
LSI Logic Corp.(1)	82,159	675,347
Maxim Integrated Products Inc.	65,888	1,849,476
Micron Technology Inc.(1)(2)	149,287	2,597,594
National Semiconductor Corp.	60,894	1,432,836
Novellus Systems Inc.(1)	25,570	707,266
NVIDIA Corp.(1)	72,197	2,136,309
PMC-Sierra Inc.(1)(2)	42,806	254,268
QLogic Corp.(1)	32,608	616,291
Teradyne Inc.(1)	39,434	518,951
Texas Instruments Inc.	313,429	10,421,514
Xilinx Inc.(2)	69,498	1,525,481

		67,749,923

SOFTWARE—3.93%
Adobe Systems Inc.(1)(2)	118,455	4,436,140
Autodesk Inc.(1)	47,273	1,644,155
Automatic Data Processing Inc.	113,624	5,378,960
BMC Software Inc.(1)(2)	41,933	1,141,416
CA Inc.	83,999	1,989,936
Citrix Systems Inc.(1)	37,934	1,373,590
Compuware Corp.(1)	77,757	605,727
Electronic Arts Inc.(1)(2)	62,721	3,492,305
First Data Corp.	156,488	6,572,496
Fiserv Inc.(1)	35,640	1,678,288
IMS Health Inc.	41,408	1,103,109
Intuit Inc.(1)	69,782	2,239,304
Microsoft Corp.	1,766,334	48,273,908
Novell Inc.(1)(2)	70,054	428,730
Oracle Corp.(1)	824,884	14,633,442
Parametric Technology Corp.(1)	22,648	395,434
Paychex Inc.	69,115	2,546,888

		97,933,828
TELECOMMUNICATIONS—6.27%
ADC Telecommunications Inc.(1)	24,377	365,655
Alltel Corp.	79,384	4,405,812
AT&T Inc.	794,331	25,863,417
Avaya Inc.(1)(2)	93,443	1,068,988
BellSouth Corp.	371,343	15,874,913
CenturyTel Inc.	23,572	935,101
Ciena Corp.(1)	16,968	462,378
Cisco Systems Inc.(1)	1,248,423	28,713,729
Citizens Communications Co.(2)	65,642	921,614
Comverse Technology Inc.(1)	41,291	885,279
Corning Inc.(1)	318,995	7,786,668
Embarq Corp.	30,558	1,478,090
JDS Uniphase Corp.(1)(2)	346,006	757,753
Juniper Networks Inc.(1)(2)	115,722	1,999,676
Lucent Technologies Inc.(1)	916,771	2,145,244
Motorola Inc.	501,055	12,526,375
QUALCOMM Inc.	337,826	12,279,975
Qwest Communications International Inc.(1)(2)	327,333	2,854,344
Sprint Nextel Corp.	610,959	10,477,947
Tellabs Inc.(1)(2)	92,528	1,014,107
Verizon Communications Inc.	592,805	22,010,850
Windstream Corp.	97,344	1,283,967

		156,111,882
TEXTILES—0.05%
Cintas Corp.(2)	28,211	1,151,855

		1,151,855
TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc.	33,473	761,511
Mattel Inc.	77,325	1,523,303

		2,284,814
TRANSPORTATION—1.62%
Burlington Northern Santa Fe Corp.	74,028	5,436,616
CSX Corp.	90,716	2,978,206
FedEx Corp.	62,666	6,810,541
Norfolk Southern Corp.	84,637	3,728,260
Ryder System Inc.	12,517	646,879

Union Pacific Corp.	55,088	4,847,744
United Parcel Service Inc. Class B	221,076	15,904,207

		40,352,453
TOTAL COMMON STOCKS
(Cost: $2,207,410,662)		2,459,835,097

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—13.33%

CERTIFICATES OF DEPOSIT (3)—0.52%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$1,817,834	1,817,834
Societe Generale
5.33%, 12/08/06	2,596,906	2,596,906
Washington Mutual Bank
5.36%, 11/13/06	6,492,265	6,492,265
Wells Fargo Bank N.A.
4.78%, 12/05/06	2,077,525	2,077,525

		12,984,530
COMMERCIAL PAPER (3)—1.65%
Amstel Funding Corp.
5.20%-5.27%, 11/21/06-02/13/07(4)	1,406,952	1,391,868
ASAP Funding Ltd.
5.29%, 11/02/06(4)	649,227	646,269
Atlantis One Funding
5.30%, 11/14/06(4)	3,563,163	3,540,606
Beta Finance Inc.
5.27%, 01/25/07(4)	519,381	510,646
Bryant Park Funding LLC
5.28%, 12/14/06(4)	819,843	811,065
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(4)	1,316,424	1,308,090
CC USA Inc.
5.03%, 10/24/06(4)	519,381	517,785
Charta LLC
5.27%-5.30%, 11/06/06-12/14/06(4)	2,986,442	2,968,902
Concord Minutemen Capital Co. LLC
5.27%-5.29%, 11/16/06-01/11/07(4)	1,558,144	1,545,718
Curzon Funding LLC
5.29%, 11/17/06(4)	2,596,906	2,579,353
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	1,915,790	1,896,344
Falcon Asset Securitization Corp.
5.30%, 11/06/06(4)	2,596,906	2,583,525
Five Finance Inc.
5.19%, 12/01/06(4)	1,168,608	1,158,499
Galleon Capital Corp.
5.27%, 12/18/06(4)	363,099	359,007
General Electric Capital Services Inc.
5.22%, 12/11/06	259,691	257,055
Giro Funding US Corp.
5.34%, 10/10/06(4)	1,298,453	1,296,914
Grampian Funding LLC
5.03%-5.30%, 10/17/06-11/16/06(4)	1,246,515	1,241,749
HBOS Treasury Services PLC
5.27%, 12/15/06	519,381	513,760
KKR Pacific Funding Trust
5.30%, 10/16/06-10/24/06(4)	5,193,812	5,180,049
Landale Funding LLC
5.31%, 11/15/06(4)	2,025,587	2,012,453

Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	1,418,482	1,409,493
Mont Blanc Capital Corp.
5.29%, 11/15/06(4)	1,675,004	1,664,175
Nationwide Building Society
5.27%, 12/15/06	908,917	899,071
Nestle Capital Corp.
5.19%, 08/09/07	1,558,144	1,488,283
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(4)	1,383,632	1,361,469
Sydney Capital Corp.
5.27%, 12/08/06(4)	61,936	61,329
Tulip Funding Corp.
5.29%, 11/15/06(4)	1,369,660	1,360,805
White Pine Finance LLC
5.12%, 10/27/06(4)	490,815	489,070

		41,053,352
MEDIUM-TERM NOTES (3)—0.43%
Bank of America N.A.
5.28%, 04/20/07	649,227	649,227
Cullinan Finance Corp.
5.71%, 06/28/07(4)	1,947,680	1,947,680
K2 USA LLC
5.39%, 06/04/07(4)	1,947,680	1,947,680
Marshall & Ilsley Bank
5.18%, 12/15/06	2,596,906	2,598,718
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	3,038,380	3,038,380
US Bank N.A.
2.85%, 11/15/06	519,381	518,229

		10,699,914
MONEY MARKET FUNDS—1.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(5)(6)	26,880,872	26,880,872

		26,880,872
REPURCHASE AGREEMENTS (3)—2.60%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $5,196,162 (collateralized by non-U.S. Government debt securities, value $5,352,514, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$5,193,812	5,193,812
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $3,897,096 (collateralized by non-U.S. Government debt securities, value $4,287,225, 0.31% to 5.25%, 6/1/35 to 8/25/36).	3,895,359	3,895,359
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $3,897,125 (collateralized by non-U.S. Government debt securities, value $4,287,225, 0.31% to 5.25%, 6/1/35 to 8/25/36).	3,895,359	3,895,359
BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $259,809 (collateralized by non-U.S. Government debt securities, value $267,626, 5.75%, 3/15/16).	259,691	259,691
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $9,093,284 (collateralized by non-U.S. Government debt securities, value $9,548,781, 5.87%, 6/25/36).	9,089,171	9,089,171

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $2,857,904 (collateralized by non-U.S. Government debt securities, value $3,174,712, 0.00% to 10.00%, 5/27/33 to 9/29/36).	2,856,597	2,856,597
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $1,558,862 (collateralized by non-U.S. Government debt securities, value $1,709,460, 0.00% to 10.00%, 5/27/33 to 9/29/36).	1,558,144	1,558,144
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $5,196,158 (collateralized by non-U.S. Government debt securities, value $5,456,446, 0.00% to 9.00%, 5/1/17 to 2/25/46).	5,193,812	5,193,812
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $3,897,122 (collateralized by non-U.S. Government debt securities, value $5,378,497, 0.00% to 8.33%, 10/27/06 to 3/25/37).	3,895,359	3,895,359
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $3,117,723 (collateralized by non-U.S. Government debt securities, value $3,273,868, 0.00% to 10.00%, 10/1/06 to 9/30/36).	3,116,287	3,116,287
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $649,523 (collateralized by non-U.S. Government debt securities, value $682,147, 6.50% to 7.63%, 2/1/07 to 6/1/16).	649,227	649,227
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $5,196,162 (collateralized by non-U.S. Government debt securities, value $5,456,567, 0.79% to 9.08%, 8/5/18 to 12/20/54).	5,193,812	5,193,812
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $5,196,162 (collateralized by non-U.S. Government debt securities, value $5,352,583, 4.85% to 8.60%, 5/1/09 to 12/1/25).	5,193,812	5,193,812
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,598,081 (collateralized by non-U.S. Government debt securities, value $2,837,662, 4.69% to 6.41%, 12/17/19 to 6/25/45).	2,596,906	2,596,906
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $3,507,439 (collateralized by non-U.S. Government debt securities, value $3,691,151, 0.00% to 10.00%, 10/1/06 to 9/30/36).	3,505,823	3,505,823
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $1,887,430 (collateralized by non-U.S. Government debt securities, value $1,968,439, 0.00% to 10.00%, 10/1/06 to 9/30/36). (7)	1,817,834	1,817,834
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $6,755,023 (collateralized by non-U.S. Government debt securities, value $7,093,380, 0.06% to 7.95%, 8/15/13 to 7/15/45).	6,751,956	6,751,956

		64,662,961
TIME DEPOSITS (3)—0.02%
Societe Generale
5.25%, 10/02/06	466,690	466,690

		466,690
U.S. TREASURY OBLIGATIONS—0.06%
U.S. Treasury Bill
4.70%, 12/21/06(8)(9)	1,500,000	1,484,141

		1,484,141

VARIABLE & FLOATING RATE NOTES (3)—6.97%
Allstate Life Global Funding II
5.31%-5.39%, 05/04/07-10/26/07(4)	6,648,080	6,648,905
American Express Bank
5.29%, 02/28/07	2,596,906	2,596,898
American Express Centurion Bank
5.42%, 07/19/07	2,856,597	2,859,219
American Express Credit Corp.
5.43%, 07/05/07	779,072	779,463
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(4)	493,412	493,412
ASIF Global Financing
5.51%, 05/03/07(4)	259,691	259,776
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07(4)	1,687,989	1,687,989
Bank of Ireland
5.30%-5.31%, 08/14/07-08/20/07(4)	3,765,514	3,765,655
Beta Finance Inc.
5.30%-5.48%, 04/25/07-07/25/07(4)	6,622,111	6,622,414
BMW US Capital LLC
5.33%, 10/15/07(4)	2,596,906	2,596,906
BNP Paribas
5.36%, 05/18/07(4)	4,804,276	4,804,276
Carlyle Loan Investment Ltd.
5.38%, 04/13/07-07/15/07(4)	1,895,741	1,895,741
CC USA Inc.
5.48%, 07/30/07(4)	1,298,453	1,298,606
Commodore CDO Ltd.
5.47%, 06/12/07(4)	649,227	649,227
Credit Agricole SA
5.48%, 07/23/07	2,596,906	2,596,906
Credit Suisse First Boston NY
5.51%, 04/24/07	1,298,453	1,298,502
Cullinan Finance Corp.
5.36%, 04/25/07(4)	649,227	649,227
DEPFA Bank PLC
5.43%, 09/14/07	2,596,906	2,596,906
Dorada Finance Inc.
5.47%, 06/27/07-07/17/07(4)	2,986,442	2,986,611
Eli Lilly Services Inc.
5.32%, 10/01/07(4)	2,596,906	2,596,906
Fifth Third Bancorp
5.31%, 09/21/07(4)	5,193,812	5,193,812
Five Finance Inc.
5.32%-5.44%, 12/01/06-07/13/07(4)	2,596,906	2,596,726
General Electric Capital Corp.
5.29%-5.46%, 07/09/07-10/24/07	2,726,751	2,727,328
Granite Master Issuer PLC
5.30%, 08/20/07(4)	9,089,172	9,089,172
Harrier Finance Funding LLC
5.34%-5.41%, 07/25/07-08/15/07(4)	2,077,525	2,077,804
Hartford Life Global Funding Trusts
5.35%-5.55%, 07/13/07-10/15/07	3,895,359	3,895,908
HBOS Treasury Services PLC
5.46%, 07/24/07(4)	2,596,906	2,596,906
Holmes Financing PLC
5.30%, 07/16/07(4)	4,544,586	4,544,586
JP Morgan Chase & Co.
5.30%, 08/02/07	1,947,680	1,947,680
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(4)	1,947,680	1,947,603

Kestrel Funding LLC
5.31%, 07/11/07(4)	1,038,762	1,038,677
Kommunalkredit Austria AG
5.33%, 09/09/07(4)	1,558,144	1,558,144
Leafs LLC
5.33%, 01/22/07-02/20/07(4)	2,708,307	2,708,307
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	3,246,133	3,245,580
Links Finance LLC
5.29%-5.42%, 05/10/07-05/16/07(4)	2,856,597	2,856,420
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07(4)	1,144,269	1,144,269
Marshall & Ilsley Bank
5.31%, 10/15/07	1,428,298	1,428,298
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	3,895,359	3,895,359
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	259,691	259,691
Monumental Global Funding II
5.38%, 12/27/06(4)	519,381	519,420
Mound Financing PLC
5.30%, 05/08/07(4)	2,441,092	2,441,092
Natexis Banques Populaires
5.31%-5.38%, 02/05/07-10/15/07(4)	7,790,719	7,790,607
National City Bank of Indiana
5.37%, 05/21/07	1,298,453	1,298,523
Nationwide Building Society
5.36%-5.62%, 07/20/07-10/05/07(4)	8,569,790	8,571,600
Newcastle Ltd.
5.35%, 04/24/07(4)	915,409	915,258
Northern Rock PLC
5.37%, 08/03/07(4)	3,116,287	3,116,354
Northlake CDO I
5.46%, 09/06/07(4)	779,072	779,072
Principal Life Global Funding I
5.83%, 02/08/07	1,168,608	1,170,536
Sedna Finance Inc.
5.36%-5.37%, 05/25/07-08/21/07(4)	3,765,514	3,765,439
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07(4)	2,596,906	2,596,906
Strips III LLC
5.38%, 07/24/07(4)	613,670	613,670
SunTrust Bank
5.30%, 05/01/07	2,596,906	2,596,998
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	6,336,451	6,335,949
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(4)	3,635,669	3,635,668
Wachovia Asset Securitization Inc.
5.32%, 10/25/06(4)	3,616,595	3,616,594
Wachovia Bank N.A.
5.43%, 05/22/07	5,193,812	5,193,812
Wal-Mart Stores Inc.
5.50%, 07/16/07(4)	1,947,680	1,948,712
Wells Fargo & Co.
5.34%, 09/14/07(4)	1,298,453	1,298,526
WhistleJacket Capital Ltd.
5.29%-5.35%, 04/18/07-06/13/07(4)	1,947,680	1,947,672
White Pine Finance LLC
5.29%-5.35%, 05/22/07-08/20/07(4)	7,790,718	7,789,272

Wind Master Trust
5.32%, 07/25/07(4)	1,038,762	1,038,762

		173,416,257

TOTAL SHORT-TERM INVESTMENTS
(Cost: $331,648,184)		331,648,717

TOTAL INVESTMENTS IN SECURITIES — 112.15%
(Cost: $2,539,058,846)		2,791,483,814
Other Assets, Less Liabilities — (12.15)%		(302,361,778)

NET ASSETS — 100.00%		$2,489,122,036

NVS Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.
(8)	The rate quoted is the yield to maturity.
(9)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of September 30, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (12/15/06)	456	$30,675,120	$425,676

			$425,676

See accompanying notes to the schedules of investments.

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Security	Face Amount	Value
REPURCHASE AGREEMENTS—99.98%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 4.85%, due 10/2/06, maturity value $18,784,689 (collateralized by U.S. Government obligations, value $19,152,842, 6.25%, 2/15/07).	$18,777,100	$18,777,100
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, 4.95%, due 10/2/06, maturity value $18,784,924 (collateralized by U.S. Government obligations, value $19,153,978, 3.38% to 13.25%, 6/30/07 to 5/15/30).	18,777,100	18,777,100
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 5.00%, due 10/2/06, maturity value $18,784,924 (collateralized by U.S. Government obligations, value $19,153,432, 4.63%, 3/31/08).	18,777,100	18,777,100
Lehman Brothers Holding Inc. Tri-Party Repurchase Agreement, 4.95%, due 10/2/06, maturity value $18,787,847 (collateralized by U.S. Government obligations, value $19,158,107, 3.13% to 5.00%, 1/31/07 to 8/15/10).	18,780,100	18,780,100
Merrill Lynch Government Securities Tri-Party Repurchase Agreement, 5.00%, due 10/2/06, maturity value $20,008,333 (collateralized by U.S. Government obligations, value $20,401,812, 4.50% to 6.75%, 9/15/11 to 9/15/29).	20,000,000	20,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $95,111,400)		95,111,400

TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $95,111,400)		95,111,400
Other Assets, Less Liabilities — 0.02%		15,077

NET ASSETS — 100.00%		$95,126,477

See accompanying notes to the schedules of investments.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE SCHEDULES OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of September 30, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Except for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, the securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.

The Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

FEDERAL INCOME TAXES

As of September 30, 2006, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:.

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Stock	$1,505,017,769	$173,665,763	$(16,623,654)	$157,042,109
Bond Index	260,129,067	5,070,797	(3,909,570)	1,161,227
CoreAlpha Bond	1,265,680,458	5,165,913	(13,599,912)	(8,433,999)

LifePath Retirement (a)	81,970,944	8,490,102	(374,255)	8,115,847

LifePath 2010 (a)	272,388,993	33,211,986	(837,599)	32,374,387

LifePath 2020 (a)	514,441,648	74,073,832	(887,130)	73,186,702
LifePath 2030 (a)	377,542,247	55,359,143	(331,175)	55,027,968
LifePath 2040 (a)	278,771,827	37,219,543	—	37,219,543
S&P 500 Index	2,542,747,065	518,809,959	(270,073,210)	248,736,749

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

FUTURES CONTRACTS

The Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Active Stock and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills with face amounts of $350,000 and $1,500,000, respectively, for initial margin requirements.

The CoreAlpha Bond Master Portfolio has pledged to a broker a floating rate note with a face amount of $270,000 for initial margin requirements.

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index and CoreAlpha Bond Master Portfolios may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gain distributions to interestholders. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may enter into index and interest-rate swap transactions. Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or the other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction or swap transactions, it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction or swap transactions. In the event the other party to the swap transaction or swap transactions is to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. As of September 30, 2006, the Master Portfolio did not hold any index swap contracts. Details of interest-rate swaps held by the Master Portfolio as of September 30, 2006 are included in its Schedule of Investments.

The CoreAlpha Bond Master Portfolio may also enter into credit default swaps to protect against credit risks associated with securities issued by or loans entered into by certain companies (each, as used in this discussion, a “reference entity” in the case of a particular company and an “Obligation” in the case of a loan or security) and to sell protection to a counterparty against credit risks associated with certain reference entities. In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated Obligation that is being hedged, in the event the reference entity experiences a credit event, such as a material loan or bond default, restructuring or bankruptcy. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the credit default swap were to be physically settled, the counterparty, as seller of protection, would agree that if a specified credit event occurs, it would take delivery of an Obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for loss in the market value of the designated Obligation if the reference entity suffered a credit event and the credit default swap were to be cash-settled. In the event that the transaction were to be physically settled on the occurrence of a specified credit event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an Obligation specified at the time of the occurrence of the relevant credit event and would pay to the counterparty an amount equal to notional amount of the transaction. Details of credit default swaps held by the Master Portfolio as of September 30, 2006 are included in its Schedule of Investments.

OPTIONS ON SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if the Master Portfolio decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. Details of swaptions held by the Master Portfolio as of September 30, 2006 are included in its Schedule of Investments.

SHORT SALES

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. Details of short sales held by the Master Portfolio as of September 30, 2006 are included in its Schedule of Investments.

2. TRANSACTIONS WITH AFFILIATES

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which Barclays Global Investors, N.A. is an affiliate, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Each Master Portfolio may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The following table provides information about the direct investment by each Master Portfolio (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the three quarters ended September 30, 2006.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividends and Interest Income	Net Realized Gain (Loss)
Active Stock

IMMF	5,678	916,030	916,126	5,582	$5,582,249	$178,659	$—
Bond Index

IMMF	1,875	488,689	487,055	3,509	3,509,349	93,680	—
CoreAlpha Bond

IMMF	79,553	17,202,300	17,139,289	142,564	142,563,656	3,388,640	—
LifePath Retirement

IMMF	1,923	238,375	239,254	1,044	1,043,707	45,698	—
iShares Cohen & Steers Realty Majors Index Fund	—	79	1	78	7,152,138	153,370	13,585
iShares Lehman TIPS Bond Fund	—	267	4	263	26,613,880	831,845	(14,965)
iShares MSCI EAFE Index Fund	348	137	83	402	27,225,473	—	1,129,381
iShares S&P 500 Index Fund	—	37	37	—	—	8,725	48,747
iShares S&P MidCap 400 Index Fund	126	29	35	120	9,012,556	70,129	585,856
iShares S&P SmallCap 600 Index Fund	84	18	31	71	4,379,477	22,382	182,972
LifePath 2010

IMMF	4,736	648,159	650,077	2,818	2,818,037	125,117	—
iShares Cohen & Steers Realty Majors Index Fund	—	301	7	294	26,967,719	559,628	26,588
iShares Lehman TIPS Bond Fund	—	680	5	675	68,249,648	2,021,175	(9,477)
iShares MSCI EAFE Index Fund	1,309	376	187	1,498	101,520,055	—	2,634,797
iShares S&P 500 Index Fund	—	187	187	—	—	30,818	314,533
iShares S&P MidCap 400 Index Fund	420	102	91	431	32,440,864	246,499	1,613,630
iShares S&P SmallCap 600 Index Fund	267	70	71	266	16,317,237	80,645	393,387
LifePath 2020

IMMF	7,669	1,210,611	1,213,169	5,111	5,111,306	231,502	—
iShares Cohen & Steers Realty Majors Index Fund	—	667	9	658	60,441,671	1,257,288	40,338
iShares Lehman TIPS Bond Fund	—	703	—	703	71,152,450	2,065,875	—
iShares MSCI EAFE Index Fund	2,882	918	259	3,541	239,917,723	—	3,165,802
iShares S&P 500 Index Fund	—	604	604	—	—	98,473	625,839
iShares S&P MidCap 400 Index Fund	815	318	158	975	73,456,618	542,245	2,745,692
iShares S&P SmallCap 600 Index Fund	525	194	115	604	36,993,786	176,386	422,294

LifePath 2030

IMMF	6,725	950,553	951,805	5,473	5,473,224	176,788	—
iShares Cohen & Steers Realty Majors Index Fund	—	541	8	533	48,973,464	996,937	25,069
iShares Lehman TIPS Bond Fund	—	254	—	254	25,675,208	712,284	—
iShares MSCI EAFE Index Fund	2,206	879	169	2,916	197,588,742	—	1,911,692
iShares S&P 500 Index Fund	—	721	721	—	—	124,845	568,528
iShares S&P MidCap 400 Index Fund	596	297	110	783	58,991,827	427,573	1,902,508
iShares S&P SmallCap 600 Index Fund	379	206	90	495	30,349,889	136,776	284,798
LifePath 2040

IMMF	4,479	756,875	758,728	2,626	2,625,643	139,809	—
iShares Cohen & Steers Realty Majors Index Fund	—	457	46	411	37,765,143	760,817	(16,097)
iShares MSCI EAFE Index Fund	1,469	906	100	2,275	154,119,258	—	1,003,337
iShares S&P 500 Index Fund	—	691	691	—	—	108,510	278,887
iShares S&P MidCap 400 Index Fund	438	263	94	607	45,749,265	322,385	1,673,753
iShares S&P SmallCap 600 Index Fund	277	188	88	377	23,126,862	104,900	298,831
S&P 500 Index

IMMF	19,125	4,623,226	4,615,470	26,881	26,880,872	881,030	—

3. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of September 30, 2006, certain Master Portfolios had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities.

Item 2. Controls and Procedures.

(a)	The Chief Executive Officer and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes discussed in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a -2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Investment Portfolio

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date: November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date:	November 20, 2006

By:	/s/ Michael L. Latham
Michael A. Latham, Chief Financial Officer
Date: November 20, 2006